UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

103 Bellevue Parkway Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Marianna DiBenedetto BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2021

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
A Letter from the President (Unaudited)
October 31, 2021

Dear Shareholders:

During 2021, the U.S. Federal Reserve (the “Fed”) maintained its exceptional level of accommodation, supporting recovery from the COVID-19 recession that disrupted the global economy and labor markets. The Fed continued to buy $120 billion in government-backed bonds each month — $80 billion in Treasury debt and $40 billion in mortgage-backed securities – until November, when a “taper” (reduction of bond purchases) of $15 billion-per-month began. The Fed justified this by citing significant progress toward realizing its targets for employment and inflation. Separate from the Fed’s decision to taper its bond purchases, current economic conditions are likely to support the Fed’s policy rates remaining at its lower bound until at least mid-2022.

While Fed Chairman Powell, who was recently reappointed for another four years, mentioned following the November Federal Open Market Committee (FOMC) meeting, “There is still a lot of ground to cover to reach maximum employment,” progress on inflation has certainly been achieved. Inflation has risen quickly this year, with headline consumer price index (CPI), a price index that measures a weighted average of a basket of consumer goods and services, rising at its fastest annual pace since 1990 (6.2% in November). Price pressures were more persistent than expected by the Fed, due in part to rebounding demand along with supply-chain bottlenecks. Economic growth expectations are expected to remain above historical averages over the coming year, and real gross domestic product (GDP), a monetary measure of the market value of all final goods and services, is running at its strongest rate in nearly two decades. In conjunction with this impressive economic growth, S&P 500 companies are expected to deliver the highest net margins to date in 2021 and 2022.

Throughout the year, global supply-chain disruptions have affected nearly every sector, as businesses faced a myriad of factors including a tight labor market and ongoing COVID-19 outbreaks. Several firms have also pointed to elevated inflation levels translating into higher input costs. Generally, firms have been successful in pushing through higher costs and maintaining solid profit margins, but some have experienced margin pressure. Importantly, earnings commentary in the most recent quarter has highlighted impressive consumer strength, with some companies even having trouble meeting high consumer demand. This strength largely has been attributed to solid consumer balance sheets as many consumers remain flush with cash from fiscal stimulus and excess savings accumulated during the pandemic. Looking ahead, while it seems unlikely that supply-chain constraints will be resolved before 2022, we are starting to see signs that pressures may be easing, including easing in raw-material costs, normalization in shipping costs, and resumption of factory production.

U.S. and global labor markets were undergoing seismic changes even before the COVID-19 pandemic began. The growth of gig economy opportunities, proliferation of technology-enabled mobile workforces, surge in retirements, and curtailment of immigration were some of the factors driving the changing landscape and causing the tight labor market that materialized in 2021. That said, in November, the number of Americans filing new unemployment claims fell to pre-pandemic levels as the labor market recovery continued, and a persistent shortage of workers remains an obstacle to faster job growth. Overall, the economy is regaining momentum, now that the summertime Delta-variant scare has passed.

Outside the U.S., the situation remains mixed, with most lower-income countries maintaining low vaccination rates and, as a result, are struggling to successfully reopen their economies. Additionally, some European countries with high vaccination rates have reimposed selected restrictions, mainly on unvaccinated individuals, after cases started rising materially late in the fall. Due to waning vaccine immunity, some countries like the U.S. and Israel have approved vaccine boosters. Additionally, drug companies like Merck and Pfizer have identified new treatments for individuals most at risk for contracting severe infections. Looking ahead, we remain optimistic that the environment will continue to improve, as vaccine supply increases and more treatment options become available.

Over the course of the year, the Adviser, Bessemer Investment Management, LLC, maintained its modestly optimistic outlook, believing the market backdrop remains supportive of growth-oriented assets. The Old Westbury All Cap Core Fund and Old Westbury Credit Income Fund produced notable results. The Old Westbury All Cap Core Fund outperformed its primary benchmark due to its underweight position in Emerging Asia Pacific, an overweight position in the U.S., and stock selection within financials, healthcare, and communication services. The Old Westbury Credit Income Fund outperformed its benchmark primarily due to the continued re-opening of the economy as risk-oriented assets performed well; major contributors to the Fund’s results were high-yield bonds, preferred securities, convertible bonds and non-agency mortgage-backed securities. Detailed explanations of positioning and outcomes appear in later sections of this report, to be read at your leisure.

At the end of this eventful year, we remain committed to the Adviser’s longstanding investment approach, characterized by independent research, a global orientation, and a long-term focus. We believe these disciplines will continue to result in competitive long-term results for our shareholders and position the Adviser to fulfill the fundamental mandate of participating in strong market environments, while preserving capital during difficult times.

2

Old Westbury Funds, Inc.
A Letter from the President (Unaudited) - (Continued)
October 31, 2021

Sincerely,

David W. Rossmiller
President
Old Westbury Funds, Inc.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury All Cap Core Fund (the “Fund”) for the fiscal year ended October 31, 2021 was 39.8%. In comparison, the return of its primary benchmark, the MSCI ACWI Investable Market Index (Net)a, was 38.2%. The Fund’s secondary benchmark, a blend of 90% MSCI USA Index (Gross) and 10% MSCI ACWI ex USA Index (Net)a, returned 42.0%.

The most significant positive contributors to the Fund’s relative performance during the year were an underweight position in Emerging Asia Pacific, an overweight position in the U.S., and stock selection within financials, healthcare, and communication services. Stocks in these sectors with the greatest relative contribution included Blackstone, IQVIA, and Alphabet. Blackstone appreciated significantly, driven by the company’s growth in assets managed, improved operating leverage, and the market’s recognition of the durability of growth within its higher quality fee-related earnings. IQVIA benefited from an acceleration in clinical trial activity, new business wins, and a growing appreciation for the technological and data advantage it offers. Alphabet benefited from a continued increase in demand for digital advertising with growth rates sustaining at high levels, as well as greater business transparency and shareholder-friendly actions. The Fund also benefited from an underweight position in the consumer staples sector (2.3% of the Fund during the fiscal year) as well as an underweight position in utilities (1.5% of the Fund during the fiscal year).

The Fund’s results were held back by stock selection within the information technology sector and an underweight to the financials sector which outperformed the benchmark. Stocks within information technology with the highest negative relative contributions included Visa and PayPal. The Fund was also held back by holding cash in a rising market.

At fiscal year-end, versus the primary benchmark, the Fund maintained overweight positions in the technology, communication services, consumer discretionary, and healthcare sectors and underweight positions in consumer staples, materials, energy, real estate, and utilities. Relative to the primary benchmark, the Fund continued to be significantly overweight U.S. stocks (91%) versus non-U.S. stocks (6%).

[a]	The Net version of each index reflects no deductions for fees, expenses or income taxes.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

4

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Banks	5.0%
Communication Services	11.2
Consumer Discretionary	14.1
Consumer Staples	2.3
Diversified Financials	7.2
Energy	2.2
Exchange-Traded Funds	0.4
Health Care	12.8
Industrials	10.2
Information Technology	25.6
Insurance	1.3
Materials	1.8
Real Estate	2.2
Utilities	1.4
Other*	2.3
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
5

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Year Ended October 31, 2021
All Cap Core Fund
One Year	39.77%
Five Year	19.52%
Ten Year	12.96%

MSCI ACWI IMI Index (Net)
One Year	38.18%
Five Year	14.59%
Ten Year	11.34%

Blended Index (Net)
One Year	41.96%
Five Year	18.39%
Ten Year	15.41%

On December 30, 2016, the Fund changed its name to All Cap Core Fund (formerly Large Cap Core Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to November 16, 2011, the Fund was named the U.S. Large Cap Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy. The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2021 as 0.98%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

6

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Fund compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 90% weighting in the MSCI USA Index (Gross) and a 10% weighting in the MSCI ACWI ex USA Index (Net) (the“Blended Index”). The MSCI ACWI IMI (Net) and the Blended Index (Net) also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI IMI (Net) and the Blended Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2021, was 32.1%. In comparison, the return of the MSCI All Country World Small Mid Cap Index (Net)a (the “Index”) was 42.1%.

The Fund benefited from stock selection in the healthcare sector and an underweight position to the utilities sector. An underweight position to Japan also contributed to performance. Individual stocks that contributed to performance included U.S. electric vehicle manufacturer Tesla (+187.1%), U.S. information solutions provider Equifax (+104.6%), U.S. exchange company Nasdaq (+75.8%), and U.S. electronic design automation company Synopsys (+55.8%). Tesla appreciated on the basis of encouraging financial results, and recently announced it had delivered a record number of vehicles for the prior quarter. Tesla’s latest results reported a significant increase in revenue, but more notable was its margin performance. This was driven by declining unit costs, prompted by efficiencies derived from scaled-up production and a higher Model Y mix. Equifax showed impressive results in driving revenue and profit growth. Following the 2017 data breach, the business is taking advantage of its new IT infrastructure to better position the company for growth. In addition, Equifax has a unique data asset in Verification/Work Number, which is one of the largest and highest margin businesses at the company. Nasdaq has increased the growth of its non-transactional businesses and educated investors that it is more than just an exchange. Synopsys benefited from the industry trend of more powerful and specific chips.

On the negative side, stock selection in the technology and financials sectors were detractors to performance. In addition, stock selection in the U.S. hurt performance. Individual stocks that detractors included U.S. online loan marketplace operator LendingTree (-50.1%), German antibodies developer MorphoSys (-53.8%), and U.S. electronic trading platform operator MarketAxess (-23.8%). LendingTree has been in a challenging environment due to its exposure to the U.S. economy and the associated cyclicality. MorphoSys declined due to soft sales for Monjuvi (a treatment for relapse and refractory large B-cell lymphoma) and news of the company’s recent acquisition of Constellation Pharmaceuticals. MarketAxess’s recent share price weakness followed a period of very strong share price performance.

At fiscal year-end, the Fund was overweight the healthcare, technology, and consumer staples sectors. The Fund was underweight the real estate, financials, and utilities sectors. On a regional basis, as of fiscal year-end, the Fund was overweight the U.S. and other developed markets, while being underweight emerging markets and Japan.

[a]	The Net version of each index reflects no deductions for fees, expenses or income taxes.
8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:	Percentage of Net Assets
Argentina	0.4%
Australia	1.5
Austria	0.1
Belgium	0.2
Bermuda	0.4
Brazil	0.3
Canada	2.8
China	3.1
Costa Rica	0.0	*
Denmark	1.5
Finland	0.7
France	0.8
Germany	1.5
Greece	0.1
Hong Kong	0.5
Iceland	0.1
India	0.8
Indonesia	0.0	*
Ireland	0.2
Israel	2.9
Italy	0.5
Japan	6.1
Jersey Channel Islands	0.3
Netherlands	1.4
New Zealand	0.5
Norway	0.1
Peru	0.1
Poland	0.2
Portugal	0.0	*
Russia	0.8
Singapore	0.1
South Africa	0.2
South Korea	0.9
Spain	0.3
Sweden	1.6
Switzerland	2.4
Taiwan	0.8
Thailand	0.5
Turkey	0.5
United Kingdom	6.1
United States	43.4
Vietnam	0.0	*
Other**	15.3
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Year Ended October 31, 2021
Small & Mid Cap Strategies Fund
One Year	32.12%
Five Year	11.90%
Ten Year	10.63%

MSCI ACWI SMID Cap Index (Net)
One Year	42.10%
Five Year	13.42%
Ten Year	11.10%

On December 30, 2016, the Fund changed its name to Small & Mid Cap Strategies Fund (formerly Small & Mid Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy. The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.10%, as disclosed in the Funds’ prospectus dated March 1, 2021. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 1.17%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI SMID Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI SMID Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to investments made in larger and more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2021, was 33.6%. In comparison, the return of the MSCI All Country World Large Cap Index (Net)a (“the Index”) was 36.8%.

The largest contributors to the Fund’s overall performance came from stock selection in the technology and financials sectors. In addition, stock selection in Asia Pacific ex-Japan and an underweight position to the U.S. benefited the Fund. Individual stocks that contributed included U.S. investment management company Blackstone (+187.5%), Singapore-based online gaming platform Sea Limited (+117.9%), U.S. bank and financial holding company Bank of America (+105.8%), and Dutch semiconductor equipment developer ASML (+124.6%). Blackstone is the world’s largest and most diverse alternative asset manager, with over $730 billion in assets under management. Blackstone appreciated significantly, driven by the company’s growth in assets managed, improved operating leverage, and the market’s recognition of the durability of growth within its higher quality fee-related earnings. Sea Limited produced strong business results, as the business has executed on its opportunities in gaming, ecommerce, and digital financial services. Bank of America outperformed the broader markets in 2021, reflecting the strength in consumer spending and confidence, which led to a rebound in global economic growth after the COVID-19 pandemic. The company also benefitted from a rising interest rate environment and reserve releases after setting aside significant loss provisions in 2020, which positively impacting earnings during the year. ASML benefits from several secular industry drivers, such as 5G, Artificial Technology, Internet of Things, and cloud technology, driving demand for higher performance computing chips. Large global semiconductor foundries have been increasing their capital expenditures throughout 2021, which had a significantly positive impact on the company’s earnings for the year.

Stock selection in the consumer discretionary sector was the largest detractor overall. An overweight position to Emerging Asia Pacific and stock selection in the region also detracted from performance. Individual stocks that detracted included Chinese online marketplace provider Alibaba (-45.9%), Chinese private educational services provider New Oriental Education & Technology (-87.2%), and U.S. cardiac monitor developer iRhythm Technologies (-66.8%). Alibaba and New Oriental Education & Technology traded lower due to Chinese regulatory pressures. Chinese regulators effectively ended the for-profit after-school tutoring industry and the Fund exited its position in New Oriental Education & Technology. iRhythm Technologies shares sold off after a regional Medicare payer announced a significant cut to its reimbursement rate.

At fiscal year-end, the Fund was overweight the communication services, technology, and consumer discretionary sectors. The Fund was underweight the consumer staples, financials, utilities, and real estate sectors.

On a regional basis, as of fiscal year-end, the Fund was overweight the U.S., while being underweight developed Europe, Japan, and other developed markets.

[a]	The Net version of each index reflects no deductions for fees, expenses or income taxes.
12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:	Percentage of Net Assets
Argentina	0.7%
Australia	0.7
Belgium	0.0	*
Brazil	0.3
Canada	0.6
Chile	0.0	*
China	5.9
Cyprus	0.1
Denmark	0.0	*
Finland	0.0	*
France	1.1
Germany	1.7
Hong Kong	0.6
India	3.5
Indonesia	0.1
Ireland	1.4
Israel	0.0	*
Italy	0.0	*
Japan	2.2
Kazakhstan	0.2
Malaysia	0.0	*
Mexico	0.0	*
Netherlands	2.4
Norway	0.0	*
Poland	0.0	*
Portugal	0.0	*
Qatar	0.0	*
Russia	0.3
Singapore	1.5
South Africa	0.0	*
South Korea	0.7
Spain	0.0	*
Sweden	0.5
Switzerland	0.6
Taiwan	1.2
Thailand	0.3
Turkey	0.0	*
United Kingdom	1.9
United States	60.9
Uruguay	0.1
Vietnam	0.0	*
Other**	10.5
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns For the Year Ended October 31, 2021
Large Cap Strategies Fund
One Year	33.64%
Five Year	13.27%
Ten Year	11.21%

MSCI ACWI Large Cap Index (Net)
One Year	36.84%
Five Year	15.03%
Ten Year	11.43%

On November 16, 2011, the Fund changed its name to Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy. The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding, Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 1.10%, (current net operating expense is 1.09%). The expense ratio including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2021 as 1.12%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI Large Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI Large Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

14

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

15

Old Westbury Funds, Inc.
Credit Income Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury Credit Income Fund (the “Fund”) returned 5.9% for the fiscal year ended October 31, 2021. In comparison, the return of the ICE Bank of America Merrill Lynch 1-10 Year U.S. Corporate Index (the “Index”) was 1.0%.

The Fund’s investment approach provides flexibility to invest across a wide variety of global credit instruments without constraints to benchmarks, asset classes, or sectors. The management of the Fund utilizes a combination of internally and externally managed strategies, and these are allocated in a complementary fashion in aiming to achieve the portfolio’s objectives of income and capital appreciation.

At fiscal year end, the Fund was allocated 20.3% to Bessemer Investment Management LLC (“Bessemer”) managed credit, 46.5% to externally managed credit (37% BlackRock Inc.; 9.5% Muzinich Co. Inc.) and 33.2% to Bessemer managed government securities.

The Fund benefitted from continued re-opening of the economy as risk-oriented assets performed well. The spread component of the assets is what added value as a more normal functioning economy helped heal the credit markets. The major contributors to the Fund were high-yield bonds, preferred securities, convertible bonds and non-agency mortgage-backed securities. The Fund’s major detractor was treasury securities as the Federal Reserve has hinted to reducing extra accommodative policy and yields normalized to higher levels due to the easing pandemic concerns.

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Asset-Backed Securities	19.3%
Bank Loans	0.1
Corporate Bonds	9.7
Exchange-Traded Funds	18.1
Non-Agency Mortgage-Backed Securities	16.1
Preferred Stocks	0.2
U.S. Government Agencies and Securities	23.1
Other*	13.4
100.0%

*	Includes cash and equivalents, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
16

Old Westbury Funds, Inc.
Credit Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns For the Period Ended October 31, 2021
Credit Income Fund
One Year	5.90%
Since Inception date of October 1, 2020	5.34%

ICE Bank of America 1-10 Year U.S. Corporate Index
One Year	1.01%
Since Inception date of October 1, 2020	0.98%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 0.85%, as disclosed in the Funds’ prospectus dated March 1, 2021. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 0.93%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 1 Year and 1 Month, with distributions reinvested. The ICE Bank of America 1-10 Year U.S. Corporate Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 1-10 Year U.S. Corporate Index is unmanaged. Investments cannot be made directly in an index.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

17

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury Fixed Income Fund (the “Fund”) returned (-1.2%) for the fiscal year ended October 31, 2021. In comparison, the return of the ICE Bank of America Merrill Lynch U.S. Corporate & Government 1-10 Year AAA-A U.S. Corporate & Government Index (the “Index”) was (-1.1%).

The Fund’s 2021 fiscal year began with a cautious tone. Economic data showed that the initial stages of the economic recovery were stronger than expected, however, the outlook for continued progress remained uncertain. COVID-case counts were spiking, resulting in new activity restrictions in Europe and concerns that there could be new lockdowns in the U.S. as well. Congress was negotiating another fiscal stimulus package, but its outcome was still unknown. On the positive side, news that an effective COVID vaccine would soon be available provided hope that the impact of the virus could be contained. As the first few months of the fiscal year progressed, caution turned to optimism. A new round of fiscal stimulus was delivered in December with expectations for more stimulus to follow, COVID cases began to decline, and an aggressive vaccine rollout was implemented. At the same time, the Federal Reserve continued its massive bond-buying program and remained committed to it zero interest rate policy. By the end of the first calendar quarter of 2021, the market had recalibrated growth and inflation expectations higher for the year. However, it soon became clear that, although the recovery continued to progress, significant challenges remained. Over the last few months of the fiscal year, the global economy experienced wide-spread shortages of goods and supply-chain bottlenecks, while workers exhibited a reluctance to fully engage in the labor market. The combination has resulted in decades-high inflation levels and concern that inflation could become entrenched at a higher-than-expected level. As the fiscal year closed, the Federal Reserve had just indicated that it would soon begin tapering its bond-buying program, and market participants began to price in future rate hikes.

During the Fund’s fiscal year, Treasury yields of maturities beyond one year increased across curve, most significantly for intermediate maturities where the impact of potential future rate hikes is felt most acutely. Longer-term rates fluctuated throughout the year in response to changes in market expectations for growth and inflation, rising during the first quarter on higher growth expectations, drifting lower during the summer with the increase in COVID cases and rising again towards the end of the year as inflation concerns took hold. Investment-grade corporate bonds outperformed Treasury securities during the fiscal year as spreads tightened. Most of the spread tightening occurred during the first half of the year.

The Fund maintained a slightly higher-than-benchmark duration (price sensitivity to interest rate moves) throughout the fiscal year. The Adviser’s expectations were that economy would continue to recover but more slowly than the market-expected pace and that inflation would return to levels in-line with those experienced pre-COVID, allowing the Federal Reserve to maintain an accommodative monetary policy throughout the year. This positioning detracted from performance, particularly during the first half of the fiscal year, as rates rose and the yield curve steepened in response to a more optimistic outlook. A portion of this underperformance was retraced during the second half of the year when the curve flattened with the weaker growth outlook. The Fund also maintained an overweight position in investment-grade bonds, including an out-of-benchmark allocation to BBB-rated corporate bonds. A stable rate environment in an improving economy is supportive of credit fundamentals and the Fund benefited from both the spread-tightening earlier in the year and the overall higher yield provided by corporate bonds. The overweight position contributed to the Fund’s overall performance during the fiscal year.

The Adviser’s current strategy is to maintain the Fund duration slightly higher than the benchmark with an overweight position in credit-related assets, including investment-grade corporate bonds, high-quality asset-backed securities (ABS), collateralized loan obligations (CLOs) and taxable-municipal bonds. A small exposure will be maintained in U.S. Treasury Inflation-Protected Securities (TIPS), which helps protect against a possible increase in inflation. At fiscal year-end, credit represented approximately 43% of market value of the Fund, of which ABS and CLOs account for 6.5%.

18

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Asset-Backed Securities	6.5%
Corporate Bonds	35.4
Municipal Bonds	0.7
Non-Agency Mortgage-Backed Securities	0.1
U.S. Government Agencies and Securities	55.8
Other*	1.5
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
19

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns For the Year Ended October 31, 2021
Fixed Income Fund
One Year	-1.23%
Five Year	2.10%
Ten Year	1.76%

ICE Bank of America 1-10 Year AAA-A U.S. Corporate & Government Index
One Year	-1.13%
Five Year	2.27%
Ten Year	2.16%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2021 as 0.68%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The ICE Bank of America 1-10 Year AAA-A U.S. Corporate & Government Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 1-10 Year AAA-A U.S. Corporate & Government Index is unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

20

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2021, was (-0.05%). In comparison, the return of the primary benchmark, the ICE Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index (the “Index”), was 0.63%.

Fiscal 2021 proved to be a financial market rollercoaster much akin to that experienced in 2020, though notably with very different catalysts. As the fiscal year commenced, the economy had just experienced sequential GDP declines of (-5.1%) and (-31.2%) in the first and second quarters, and rebounded with a solid +33.8% pace in the third quarter of 2020. The ensuing three figures would average a respectable +5.8% before slowing to +2.1% in the third quarter of 2021, a notably faster aggregate pace than the average +2.6% quarterly pace experienced since the early 1990s. Arguably, much of this growth was driven by the unprecedented amount of fiscal support released by the Federal Government to help bolster the economy, totaling roughly $870 billion and spread over three distinct packages (the CARES Act totaling $292 billion, the Consolidated Appropriations Act totaling $164 billion, and finally the American Rescue Plan totaling $411 billion). Concurrent to this catalyst for consumer spending, the global economy encountered a supply headwind; with factories shuttered around the world, production was very quickly overwhelmed by demand, a formidable imbalance exacerbated by the six day blockage of the Suez Canal when the Ever Given ran aground.

Given the magnitude of the supply/demand imbalance in the economy, investors found themselves faced with a concern not encountered in decades; inflation. As the calendar year commenced, inflationary fears became a focal point for investors and fluctuated between hyperinflation, stagflation, and all scenarios in-between. The economic data reinforced these fears to a certain extent; Core PCE, the Federal Reserve’s (the “Fed”) preferred inflation measure, rose from the long run average of 1.9% to 2.7%/6.1%/4.5% in the first/second/third quarters of 2021, respectively. Adding further fuel to the fire, the Fed announced its Flexible Average Inflation Targeting (FAIT) framework during the third quarter of the year, and speculation about changes to the composition of the Fed began to mount (specifically, rumors that President Biden would replace Chair Powell with a more dovish option). As if that wasn’t enough, two Federal Reserve members resigned in September amid scrutiny of their trading activity, the Fed formally announced that it will begin the tapering of purchases in November ($10 billion of Treasuries and $5 billion of mortgages per month beginning in December), and investor concern shifted towards the timing and pace of potential rate hikes.

Fixed income markets responded to these developments as one would expect; rates backed up across the board, with the 10-year U.S. Treasury rising from roughly 85 bps to 155 bps and the ten year muni rising from 92 bps to 120 bps. The more muted response in municipals was driven by the low-supply/high-demand imbalance that the asset class has enjoyed since the passage of the tax cut package several years ago. Notably, demand for municipals (as measured by investor inflows) came in at the second fastest pace in the past 15 years, with year-to-date inflows of roughly $81 billion second only to the calendar year 2019 inflow of $92 billion. The lower-beta response of municipals drove valuations to the rich side of neutral, though notably those valuations are well off the extremes exhibited in late 2019/early 2020, and liquidity remained robust throughout most of the year. Primary market subscriptions remained elevated throughout the year, particularly for lower-rated credits, and dealers observed a wide breadth of buying interest from both retail and institutional investors. Notably, municipal credit generally improved to very robust levels, a recovery driven by the influx of Federal stimulus as well as a recovery in tax collections that proved to be much more rapid than anticipated.

Over the course of the year, the Fund was positioned with a long-duration posture relative to the benchmark given the solid technical and fundamental backdrop for municipals via a curve flattener posture. This ultimately proved to be disadvantageous, however, as the market took on a very inflationary/reflationary bias and rates backed up, particularly in the months of February and September. The most significant performance detractor was the portfolio’s duration, a relative long driven by an overweight posture in longer dated maturities. Notably, longer dated maturities beyond seven years impacted the Fund most acutely given higher interest rate sensitivity and tighter valuations. Helping to offset this negative effect, the Fund captured positive roll-down effect (positive across the maturity spectrum given the steepness of the municipal curve) and credit allocation remained strong. In particular, the credit barbell (overweight AAA and A, financed by an underweight in AA) performed particularly well; the AAA market beta helped to buffer some of the market volatility, and single A positions outperformed given a continued reach for yield in the muni market.

21

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE

State:	Percentage of Net Assets
Alabama	0.7%
Arizona	1.0
Arkansas	0.2
California	5.7
Colorado	1.3
Connecticut	2.9
Delaware	2.1
District of Columbia	1.6
Florida	1.8
Georgia	4.2
Hawaii	4.1
Idaho	0.1
Illinois	0.2
Indiana	0.3
Iowa	0.9
Kansas	0.0	*
Maine	0.2
Maryland	4.0
Massachusetts	3.4
Michigan	0.2
Minnesota	1.5
Mississippi	0.3
Missouri	0.0	*
Montana	0.0	*
New Hampshire	0.2
New Jersey	3.9
New Mexico	0.0	*
New York	14.0
North Carolina	2.2
Ohio	3.4
Oklahoma	0.7
Oregon	0.8
Pennsylvania	2.4
Rhode Island	0.3
South Carolina	0.6
South Dakota	0.5
Tennessee	0.9
Texas	12.2
Utah	0.9
Virginia	3.6
Washington	5.9
West Virginia	0.0	*
Wisconsin	1.1
Other**	9.7
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
22

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Year Ended October 31, 2021

Municipal Bond Fund
One Year	-0.05%
Five Year	1.83%
Ten Year	1.89%

ICE Bank of America 1-12 Year AAA-AA Municipal Securities Index
One Year	0.63%
Five Year	2.24%
Ten Year	2.37%

Lipper Short-Intermediate Municipal Debt Funds Index
One Year	1.27%
Five Year	2.02%
Ten Year	1.97%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2021 as 0.65%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The ICE Bank of America 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank

23

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

of America 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

24

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury California Municipal Bond Fund (the “Fund”) was (-0.05%) for the fiscal year ended Octover 31, 2021. In comparison, the return of the Fund’s benchmark, the ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index (the “Index”), was 0.33%.

Fiscal 2021 proved to be a financial market rollercoaster much akin to that experienced in 2020, though notably with very different catalysts. As the fiscal year commenced, the economy had just experienced sequential GDP declines of (-5.1%) and (-31.2%) in the first and second quarters, and rebounded with a solid +33.8%. The ensuing three paces would average a respectable +5.8% before slowing to +2.1% in the third quarter of 2021, a notably faster aggregate pace than the average +2.6% quarterly pace experienced since the early 1990s. Arguably, much of this growth was driven by the unprecedented amount of fiscal support released by the Federal Government to help bolster the economy, totaling roughly $870 billion and spread over three distinct packages (the CARES Act totaling $292 billion, the Consolidated Appropriations Act totaling $164 billion, and finally the American Rescue Plan totaling $411 billion). Concurrent to this catalyst for consumer spending, the global economy encountered a supply headwind; with factories shuttered around the world, production was very quickly overwhelmed by demand, a formidable imbalance exacerbated by the six day blockage of the Suez Canal when the Ever Given ran aground.

Given the magnitude of the supply/demand imbalance in the economy, investors found themselves faced with a concern not encountered in decades; inflation. As the calendar year commenced, inflationary fears became a focal point for investors and fluctuated between hyperinflation, stagflation, and all scenarios in-between. The economic data reinforced these fears to a certain extent; Core PCE, the Federal Reserve’s preferred inflation measure, rose from the long run average of 1.9% to 2.7%/6.1%/4.5% in the first/second/third quarters of 2021, respectively. Adding further fuel to the fire, the Fed announced its Flexible Average Inflation Targeting (FAIT) framework during the third quarter of the year, and speculation about changes to the composition of the Fed began to mount (specifically, rumors that President Biden would replace Chair Powell with a more dovish option). As if that wasn’t enough, two Federal Reserve members resigned in September amid scrutiny of their trading activity, the Fed formally announced that it will begin the tapering of purchases in November ($10 billion of Treasuries and $5 billion of mortgages per month beginning in December), and investor concern shifted towards the timing and pace of potential rate hikes.

Fixed income markets responded to these developments as one would expect; rates backed up across the board, with the 10-year U.S. Treasury rising from roughly 85 bps to 155 bps and the ten year muni rising from 92 bps to 120 bps. The more muted response in municipals was driven by the low-supply/high-demand imbalance that the asset class has enjoyed since the passage of the tax cut package several years ago. Notably, demand for municipals (as measured by investor inflows) came in at the second fastest pace in the past 15 years, with year-to-date inflows of roughly $81 billion second only to the calendar year 2019 inflow of $92 billion. The lower-beta response of municipals drove valuations to the rich side of neutral, though notably those valuations are well off the extremes exhibited in late 2019/early 2020, and liquidity remained robust throughout most of the year. Primary market subscriptions remained elevated throughout the year, particularly for lower-rated credits, and dealers observed a wide breadth of buying interest from both retail and institutional investors. Notably, municipal credit generally improved to very robust levels, a recovery driven by the influx of Federal stimulus as well as a recovery in tax collections that proved to be much more rapid than anticipated.

Over the course of the year, the Fund was positioned with a long-duration posture relative to the benchmark given the solid technical and fundamental backdrop for municipals via a curve flattener posture. This ultimately proved to be disadvantageous, however, as the market took on a very inflationary/reflationary bias and rates backed up, particularly in the months of February and September. The most significant performance detractor was the portfolio’s duration, a relative long driven by an overweight posture in longer dated maturities. Notably, longer dated maturities beyond seven years impacted the Fund most acutely given higher interest rate sensitivity and tighter valuations. Helping to offset this negative effect, the Fund captured positive roll-down effect (positive across the maturity spectrum given the steepness of the municipal curve) and credit allocation remained strong. In particular, AA-rated California credits performed relatively well as the possibility of higher taxes catalyzed investor demand, though notably California municipals slightly underperformed the broader universe given particularly tight valuations.

25

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE

State:	Percentage of Net Assets
California	93.4%
Other*	6.6
100.0%

*	Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
26

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2021

California Municipal Bond Fund
One Year	-0.05%
Since Inception date of December 4, 2018	2.74%

ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index
One Year	0.33%
Since Inception date of December 4, 2018	3.31%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2021 as 0.77%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 2 Years and 11 Months, with distributions reinvested. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index is unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

27

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury New York Municipal Bond Fund (the “Fund”) was 0.55% for the fiscal year ended October 31, 2021. In comparison, the return of the Fund’s benchmark, the ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index (the “Index”), was 0.33%.

Fiscal 2021 proved to be a financial market rollercoaster much akin to that experienced in 2020, though notably with very different catalysts. As the fiscal year commenced, the economy had just experienced sequential GDP declines of (-5.1%) and (-31.2%) in the first and second quarters, and rebounded with a solid +33.8%. The following three paces would average a respectable +5.8% before slowing to +2.1% in the third quarter of 2021, a notably faster aggregate pace than the average +2.6% quarterly pace experienced since the early 1990s. Argu-ably, much of this growth was driven by the unprecedented amount of fiscal support released by the Federal Government to help bolster the economy, totaling roughly $870 billion and spread over three distinct packages (the CARES Act totaling $292 billion, the Consolidated Appropriations Act totaling $164 billion, and finally the American Rescue Plan totaling $411 billion). Concurrent to this catalyst for consumer spending, the global economy encountered a supply headwind; with factories shuttered around the world, production was very quickly overwhelmed by demand, a formidable imbalance exacerbated by the six day blockage of the Suez Canal when the Ever Given ran aground.

Given the magnitude of the supply/demand imbalance in the economy, investors found themselves faced with a concern not encountered in decades; inflation. As the calendar year commenced, inflationary fears became a focal point for investors and fluctuated between hyperinflation, stagflation, and all scenarios in-between. The economic data reinforced these fears to a certain extent; Core PCE, the Federal Reserve’s preferred inflation measure, rose from the long run average of 1.9% to 2.7%/6.1%/4.5% in the first/second/third quarters of 2021, respectively. Adding further fuel to the fire, the Fed announced its Flexible Average Inflation Targeting (FAIT) framework during the third quarter of the year, and speculation about changes to the composition of the Fed began to mount (specifically, rumors that President Biden would replace Chair Powell with a more dovish option). As if that wasn’t enough, two Federal Reserve members resigned in September amid scrutiny of their trading activity, the Fed formally announced that it will begin the tapering of purchases in November ($10 billion of Treasuries and $5 billion of mortgages per month beginning in December), and investor concern shifted towards the timing and pace of potential rate hikes.

Fixed income markets responded to these developments as one would expect; rates backed up across the board, with the 10-year U.S. Treasury rising from roughly 85 bps to 155 bps and the ten year muni rising from 92 bps to 120 bps. The more muted response in municipals was driven by the low-supply/high-demand imbalance that the asset class has enjoyed since the passage of the tax cut package several years ago. Notably, demand for municipals (as measured by investor inflows) came in at the second fastest pace in the past 15 years, with year-to-date inflows of roughly $81 billion second only to the calendar year 2019 inflow of $92 billion. The lower-beta response of municipals drove valuations to the rich side of neutral, though notably those valuations are well off the extremes exhibited in late 2019/early 2020, and liquidity remained robust throughout most of the year. Primary market subscriptions remained elevated throughout the year, particularly for lower-rated credits, and dealers observed a wide breadth of buying interest from both retail and institutional investors. Notably, municipal credit generally improved to very robust levels, a recovery driven by the influx of Federal stimulus as well as a recovery in tax collections that proved to be much more rapid than anticipated.

Over the course of the year, the Fund was positioned with a long-duration posture relative to the benchmark given the solid technical and fundamental backdrop for municipals via a curve flattener posture. This ultimately proved to be disadvantageous, however, as the market took on a very inflationary/reflationary bias and rates backed up, particularly in the months of February and September. Credit positioning helped to offset this given strong relative performance from lower rated credits in revenue sectors, as was roll-down effect given overweight positioning in the belly of the curve.

28

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE

State:	Percentage of Net Assets
New York	92.1%
Other*	7.9
100.0%

*	Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
29

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2021

New York Municipal Bond Fund
One Year	0.55%
Since Inception date of December 4, 2018	2.94%

ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index
One Year	0.33%
Since Inception date of December 4, 2018	3.31%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2024, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2021 as 0.76%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2021 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 2 Years and 11 Months, with distributions reinvested. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index is unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

30

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended October 31, 2021

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 through October 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 05/01/2021	Actual Ending Account Value 10/31/2021	Actual Expenses Paid During Period* 05/01/2021 - 10/31/2021	Actual Expense Ratio During Period** 05/01/2021 - 10/31/2021
All Cap Core Fund	$1,000.00	$1,118.69	$5.07	0.95%
Small & Mid Cap Strategies Fund	1,000.00	1,008.69	5.57	1.10%
Large Cap Strategies Fund	1,000.00	1,086.24	5.73	1.09%
Credit Income Fund	1,000.00	1,036.90	4.36	0.85%
Fixed Income Fund	1,000.00	998.48	2.87	0.57%
Municipal Bond Fund	1,000.00	994.74	2.87	0.57%
California Municipal Bond Fund	1,000.00	995.35	2.87	0.57%
New York Municipal Bond Fund	1,000.00	996.46	2.87	0.57%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
31

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended October 31, 2021

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 05/01/2021	Hypothetical Ending Account Value 10/31/2021	Hypothetical Expenses Paid During Period* 05/01/2021 - 10/31/2021	Hypothetical Expense Ratio During Period** 05/01/2021 - 10/31/2021
All Cap Core Fund	$1,000.00	$1,020.42	$4.84	0.95%
Small & Mid Cap Strategies Fund	1,000.00	1,019.66	5.60	1.10%
Large Cap Strategies Fund	1,000.00	1,019.71	5.55	1.09%
Credit Income Fund	1,000.00	1,020.92	4.33	0.85%
Fixed Income Fund	1,000.00	1,022.33	2.91	0.57%
Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%
California Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%
New York Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	October 31, 2021

Shares		Value
COMMON STOCKS — 97.3%
Banks — 5.0%
1,934,093	Bank of America Corp.	$92,410,963
560,551	Citigroup, Inc.	38,767,707
314,112	JPMorgan Chase & Co.	53,364,488
		184,543,158
Communication Services — 11.2%
62,679	Alphabet, Inc. - Class C(a)	185,868,933
80,727	Charter Communications, Inc. - Class A(a)	54,481,845
190,160	Match Group, Inc.(a)	28,672,325
336,472	Meta Platforms, Inc. - Class A(a)	108,872,245
92,752	Sea Ltd. - ADR(a)	31,866,805
		409,762,153
Consumer Discretionary — 14.1%
128,889	Advance Auto Parts, Inc.	29,067,047
34,783	Amazon.com, Inc.(a)	117,303,233
248,209	Aptiv Plc(a)	42,912,854
68,790	Burlington Stores, Inc.(a)	19,005,989
685,518	Dollarama, Inc.	30,985,679
34,561	Domino’s Pizza, Inc.	16,899,292
71,660	Expedia Group, Inc.(a)	11,781,621
328,966	Hilton Worldwide Holdings, Inc.(a)	47,354,656
64,755	Home Depot, Inc. (The)	24,072,024
58,724	LVMH Moet Hennessy Louis Vuitton SE	45,971,684
464,469	NIKE, Inc. - Class B	77,701,019
317,168	Ross Stores, Inc.	35,903,418
203,518	Wyndham Hotels & Resorts, Inc.	17,191,165
		516,149,681
Consumer Staples — 2.3%
339,180	PepsiCo, Inc.	54,811,488
865,318	US Foods Holding Corp.(a)	30,000,575
		84,812,063
Diversified Financials — 7.2%
701,085	Blackstone, Inc.	97,044,186
799,875	Charles Schwab Corp. (The)	65,613,746
58,194	MSCI, Inc.	38,692,027
136,479	Nasdaq, Inc.	28,642,848
66,979	S&P Global, Inc.	31,758,762
		261,751,569
Energy — 2.2%
738,768	ConocoPhillips	55,030,829
130,193	Pioneer Natural Resources Co.	24,343,487
		79,374,316
Health Care — 12.8%
225,317	Catalent, Inc.(a)	31,062,202
74,272	Cooper Cos, Inc. (The)	30,965,482
190,353	Danaher Corp.	59,346,355
337,825	IQVIA Holdings, Inc.(a)	88,314,212
Shares		Value
Health Care (continued)
59,336	Laboratory Corp. of America Holdings(a)	$17,030,619
114,948	STERIS Plc	26,867,946
60,312	Teleflex, Inc.	21,527,765
97,204	Thermo Fisher Scientific, Inc.	61,536,936
157,830	UnitedHealth Group, Inc.	72,675,980
262,472	Zoetis, Inc.	56,746,446
		466,073,943
Industrials — 10.2%
215,709	A.O. Smith Corp.	15,761,857
91,320	Carlisle Cos, Inc.	20,357,055
83,360	Cintas Corp.	36,103,216
139,042	Dover Corp.	23,509,221
317,066	Eaton Corp. Plc	52,239,794
112,131	Equifax, Inc.	31,108,503
58,732	HEICO Corp.	8,186,654
366,452	IAA, Inc.(a)	21,858,862
127,960	Lincoln Electric Holdings, Inc.	18,221,504
70,496	Northrop Grumman Corp.	25,182,581
1,481,331	Rentokil Initial Plc	11,928,489
259,880	Safran SA	34,860,885
300,613	Union Pacific Corp.	72,567,978
		371,886,599
Information Technology — 25.6%
79,928	Adobe, Inc.(a)	51,981,974
486,823	Amphenol Corp. - Class A	37,373,402
48,295	ANSYS, Inc.(a)	18,331,816
1,076,111	Apple, Inc.	161,201,428
67,315	ASML Holding NV	54,510,206
101,116	Aspen Technology, Inc.(a)	15,843,866
135,072	CDW Corp.	25,211,189
713,567	Microsoft Corp.	236,633,089
86,948	Nice Ltd. - ADR(a)	24,608,023
46,165	Paycom Software, Inc.(a)	25,291,495
52,297	ServiceNow, Inc.(a)	36,490,755
261,416	SS&C Technologies Holdings, Inc.	20,774,729
84,463	Synopsys, Inc.(a)	28,141,382
389,366	Texas Instruments, Inc.	72,998,338
530,796	Visa, Inc. - A Shares	112,406,669
78,043	WEX, Inc.(a)	11,683,037
		933,481,398
Insurance — 1.3%
143,583	Aon Plc - Class A	45,935,073

Materials — 1.8%
103,218	Air Products and Chemicals, Inc.	30,945,789
175,529	Vulcan Materials Co.	33,371,573
		64,317,362
Real Estate — 2.2%
195,027	American Tower Corp. REIT	54,991,763

33

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
Real Estate (continued)
93,453	Jones Lang LaSalle, Inc.(a)	$24,132,368
		79,124,131
Utilities — 1.4%
316,607	Ameren Corp.	26,686,804
137,446	American Water Works Co., Inc.	23,940,344
		50,627,148
Total Common Stocks (Cost $1,884,454,140)		3,547,838,594

EXCHANGE-TRADED FUNDS — 0.4%
31,000	SPDR S&P MidCap 400 ETF Trust	15,783,340

Total Exchange-Traded Funds (Cost $15,108,427)		15,783,340

INVESTMENT COMPANY — 2.3%
84,879,834	SEI Daily Income Trust Government II Fund - Class A, 0.01%(b)	84,879,834

Total Investment Company (Cost $84,879,834)		84,879,834

TOTAL INVESTMENTS — 100.0% (Cost $1,984,442,401)		$3,648,501,768
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		180,900
NET ASSETS — 100.0%		$3,648,682,668

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of October 31, 2021.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	October 31, 2021

Shares		Value
COMMON STOCKS — 84.7%
ARGENTINA — 0.4%
24,149	MercadoLibre, Inc.(a)	$35,765,152
AUSTRALIA — 1.5%
1,066,907	Adbri Ltd.	2,391,691
626,517	Aeris Resources Ltd.(a)	75,408
4,267	Altium Ltd.	117,866
420,121	Ardent Leisure Group Ltd.(a)	472,474
62,971	Atomos Ltd.(a)	66,318
82,024	Australian Clinical Labs Ltd.(a)	270,257
140,436	Base Resources Ltd.	32,221
746,989	BlueScope Steel Ltd.	11,586,841
133,008	Calix Ltd.(a)	517,286
11,072	Cardno Ltd.	12,618
1	Castile Resources Ltd.(a)	0
2,182,394	Champion Iron Ltd.(a)	7,223,506
61,163	Clinuvel Pharmaceuticals Ltd.	1,776,441
6,292	Cogstate Ltd.(a)	11,265
199,504	Cokal Ltd.(a)	24,763
1,832,840	CSR Ltd.	8,176,011
6,637	Data#3 Ltd.	28,309
5,053	DDH1 Ltd.	4,561
15,835	DGL Group Ltd.(a)	35,736
61,947	Eclipx Group Ltd.(a)	116,499
14,106	Enero Group Ltd.	42,021
926,872	Estia Health Ltd.	1,464,203
8,358	Euroz Ltd.	10,248
459,637	Hansen Technologies Ltd.	2,185,215
1,585,425	Healius Ltd.	5,748,505
681,771	IGO Ltd.	4,943,992
1,730,427	Iluka Resources Ltd.	12,236,109
397,331	Imdex Ltd.	857,821
159,854	Incitec Pivot Ltd.	359,548
71,119	IVE Group Ltd.	95,496
811,814	Karoon Energy Ltd.(a)	1,111,450
364,347	MACA Ltd.	209,671
1,033,952	Macmahon Holdings Ltd.	159,447
23,600	Mastermyne Group Ltd.	17,043
749,872	Mayne Pharma Group Ltd.(a)	191,791
112,692	McMillan Shakespeare Ltd.	1,160,536
107,242	Medusa Mining Ltd.	62,118
520,030	Mineral Resources Ltd.	15,096,121
242,442	Monash IVF Group Ltd.	171,434
352,823	Myer Holdings Ltd.(a)	143,322
183,806	Navigator Global Investments Ltd.	259,944
2,933,810	New Hope Corp. Ltd.	4,435,987
84,662	Nick Scali Ltd.	921,551
964,902	Nufarm Ltd.(a)	3,157,437
17,007	Objective Corp. Ltd.	267,384
4,455,590	Orora Ltd.	11,060,668
899,439	OZ Minerals Ltd.	17,003,033
83,935	Pact Group Holdings Ltd.	195,734
87,736	People Infrastructure Ltd.	291,717
Shares		Value
AUSTRALIA (continued)
9,386	ReadyTech Holdings Ltd.(a)	$26,689
43,545	Regis Healthcare Ltd.	64,367
14,254	Ridley Corp. Ltd.	14,207
93,934	RPMGlobal Holdings Ltd.(a)	137,791
956,482	Sandfire Resources Ltd.	4,000,496
271,079	SEEK Ltd.	6,668,157
2,028,425	Seven West Media Ltd.(a)	694,277
37,539	SG Fleet Group Ltd.	71,726
703,578	Sigma Healthcare Ltd.	301,682
33,228	SmartGroup Corp. Ltd.	200,466
2,425,338	South32 Ltd.	6,513,324
12,440	Sunland Group Ltd.	25,173
428,507	Technology One Ltd.	3,935,825
448,369	Telix Pharmaceuticals Ltd.(a)	2,033,832
39,775	ThinkSmart Ltd.	54,434
7,365	Tuas Ltd.(a)	7,756
44,772	Virtus Health Ltd.	186,923
4,028,261	Whitehaven Coal Ltd.(a)	7,908,977
970	Zimplats Holdings Ltd.	16,783
		149,662,502
AUSTRIA — 0.1%
50,721	ANDRITZ AG	2,871,868
19,850	EVN AG	559,897
7,921	Palfinger AG	349,785
7,264	POLYTEC Holding AG	71,040
3,902	Porr Ag(a)	55,933
590	Rosenbauer International AG	32,192
13,404	S IMMO AG	317,648
27,107	Schoeller-Bleckmann Oilfield Equipment AG(a)	1,104,583
18,592	Semperit AG Holding	626,502
10,527	UNIQA Insurance Group AG	97,962
28,029	Zumtobel Group AG	288,374
		6,375,784
BELGIUM — 0.2%
3,907	Ackermans & van Haaren NV	671,602
82,251	AGFA-Gevaert NV(a)	357,509
53,556	Bekaert SA	2,345,179
375,756	bpost SA(a)	3,214,367
4,644	Cie d’Entreprises CFE	475,109
10,734	Deceuninck NV	45,787
196,752	Econocom Group SA	831,313
18,393	EVS Broadcast Equipment SA	431,625
140,385	Galapagos NV(a)	7,433,467
11,070	Ion Beam Applications	217,548
55,348	Melexis NV	6,372,636
25,321	Recticel SA	468,337
652	Sipef NV	43,866
7,341	Warehouses De Pauw CVA REIT	334,356
		23,242,701

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
BERMUDA — 0.4%
425,000	Argo Group International Holdings Ltd.	$23,417,500
382,255	James River Group Holdings Ltd.	12,213,047
		35,630,547
BRAZIL — 0.3%
326,780	Afya Ltd. - Class A(a)	5,702,311
1,665,988	Cia Energetica de Minas Gerais - ADR	3,748,473
221,685	Embraer SA - ADR(a)	3,442,768
397,700	Notre Dame Intermedica Participacoes SA	4,529,600
1,658,800	Rumo SA(a)	4,655,621
2,547,500	Vibra Energia SA	9,474,472
		31,553,245
CANADA — 2.8%
40,500	Absolute Software Corp.	454,872
6,900	AcuityAds Holdings, Inc.(a)	43,989
331,746	Advantage Energy Ltd.(a)	1,879,072
14,146	Alaris Equity Partners Income - Units	211,916
2,300	Algoma Central Corp.	32,002
5,600	Allied Properties Real Estate Investment Trust REIT	193,529
422,000	Altus Group Ltd.	22,133,177
34,200	Birchcliff Energy Ltd.	183,767
22,180	Bird Construction, Inc.	180,652
26,300	Black Diamond Group Ltd.(a)	96,266
14,553	Boardwalk Real Estate Investment Trust REIT	627,816
9,134	Bridgemarq Real Estate Services	126,205
6,500	BRP, Inc.	571,534
817,429	CAE, Inc.(a)	24,788,389
313,824	Canfor Corp.(a)	6,501,654
9,200	Canfor Pulp Products, Inc.(a)	49,955
973,033	Capstone Mining Corp.(a)	4,080,512
41,947	Cardinal Energy Ltd.(a)	158,284
173,457	Celestica, Inc.(a)	1,709,903
178,194	CES Energy Solutions Corp.	277,888
700	Cogeco, Inc.	46,595
168,100	Descartes Systems Group, Inc. (The)(a)	13,728,076
1,896,320	Dollarama, Inc.	85,714,400
56,640	Doman Building Materials Group Ltd.	310,293
14,531	Dream Impact Trust - Units	75,849
4,316	DREAM Unlimited Corp. - Class A	107,761
41,042	Ensign Energy Services, Inc.(a)	67,652
71,013	ERO Copper Corp.(a)	1,324,895
19,400	Evertz Technologies Ltd.	222,122
30,283	Exco Technologies Ltd.	238,819
54,507	Finning International, Inc.	1,613,717
6,700	Firm Capital Property Trust REIT	40,440
4,900	Frontera Energy Corp.(a)	34,881
184,422	H&R Real Estate Investment Trust REIT	2,534,759
52,462	Hardwoods Distribution, Inc.	1,754,527
Shares		Value
CANADA (continued)
14,739	High Liner Foods, Inc.	$156,608
1,173,774	IAMGOLD Corp.(a)	3,251,354
282,329	Interfor Corp.	6,465,097
246,413	Intertape Polymer Group, Inc.	5,598,847
42,105	Kelt Exploration Ltd.(a)	170,107
102,100	Kinaxis, Inc.(a)	15,846,290
15,218	Leon’s Furniture Ltd.	309,869
93,087	Linamar Corp.	5,119,935
96,972	Medical Facilities Corp.	723,999
15,500	MEG Energy Corp.(a)	138,894
1,887	Morguard Corp.	208,201
72,866	Morguard North American Residential Real Estate Investment Trust REIT	1,084,512
435,892	Mullen Group Ltd.	4,508,256
7,600	Neo Performance Materials, Inc.	117,169
4,132	Nexus Real Estate Investment Trust - Units	44,305
194,037	NuVista Energy Ltd.(a)	961,092
20,200	Obsidian Energy Ltd.(a)	78,345
7,506	Pason Systems, Inc.	55,798
184,653	Peyto Exploration & Development Corp.	1,456,216
24,952	Precision Drilling Corp.(a)	1,104,654
299,700	Real Matters, Inc.(a)	2,191,568
2,700	Richelieu Hardware Ltd.	95,316
475,000	Ritchie Bros Auctioneers, Inc.	32,466,250
42,436	Russel Metals, Inc.	1,118,848
49,225	ShawCor Ltd.(a)	211,998
282,834	Stelco Holdings, Inc.	9,820,117
100,448	TECSYS, Inc.	4,544,347
39,100	Tidewater Midstream and Infrastructure Ltd.	47,074
239	Uni-Select, Inc.(a)	3,439
44,177	Wajax Corp.	882,041
15,970	West Fraser Timber Co. Ltd.	1,278,658
512,884	Western Forest Products, Inc.	886,855
		273,062,227
CHINA — 3.1%
4,754,716	3SBio, Inc.(a)(b)	4,351,080
13,276,000	Agricultural Bank of China Ltd. - H Shares	4,521,740
179,432	Alibaba Group Holding Ltd. - ADR(a)	29,595,514
11,452,000	Aluminum Corp. of China Ltd. - H Shares(a)	6,844,265
2,818,500	Bank of Changsha Co. Ltd. - A Shares	3,540,912
3,062,400	Bank of Chengdu Co. Ltd. - A Shares	6,098,371
10,480,770	Bank of China Ltd. - H Shares	3,704,404
5,896,000	Bank of Communications Co. Ltd. - H Shares	3,508,577
290,195	Baozun, Inc. - ADR(a)	5,020,373
2,400,400	Beibuwan Port Co. Ltd. - A Shares	2,790,880

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
CHINA (continued)
4,297,800	Beijing Yanjing Brewery Co. Ltd. - A Shares	$4,446,937
8,249,000	Beiqi Foton Motor Co. Ltd. - A Shares(a)	4,524,552
1,751,000	Better Life Commercial Chain Share Co. Ltd. - A Shares	1,836,355
6,487,044	China Construction Bank Corp. - H Shares	4,410,573
6,820,000	China Galaxy Securities Co. Ltd. - H Shares	3,804,229
2,603,300	China Railway Tielong Container Logistics Co. Ltd. - A Shares	1,917,642
772,400	Chongqing Department Store Co. Ltd. - A Shares	2,773,704
5,092,800	CSG Holding Co. Ltd. - A Shares	7,184,992
4,043,700	Daqin Railway Co. Ltd. - A Shares	4,007,319
5,171,600	Dongfang Electric Corp. Ltd. - H Shares	8,268,711
4,004,000	Dongfeng Motor Group Co. Ltd. - H Shares	3,741,287
2,474,205	FAW Jiefang Group Co. Ltd.	4,019,644
1,194,480	Fujian Star-net Communication Co. Ltd. - A Shares	4,084,346
3,757,000	Greentown China Holdings Ltd.	5,195,723
3,325,700	Guangxi Liugong Machinery Co. Ltd. - A Shares	3,856,320
3,258,400	Guangzhou R&F Properties Co. Ltd. - H Shares	2,043,698
69,056	I-Mab - ADR(a)	4,266,970
9,504,000	Industrial & Commercial Bank of China Ltd. - H Shares	5,203,655
3,394,600	IRICO Display Devices Co. Ltd. - A Shares(a)	3,660,204
2,368,938	Jiangxi Copper Co. Ltd. - H Shares	4,146,897
2,895,483	Jilin Sino-Microelectronics Co. Ltd. - A Shares	4,072,219
7,489,000	Kingdee International Software Group Co. Ltd.(a)	24,737,138
2,293,400	MLS Co. Ltd. - A Shares	4,985,769
429,518	OneConnect Financial Technology Co. Ltd. - ADR(a)	1,361,572
5,511,600	ORG Technology Co. Ltd. - A Shares	5,754,466
9,838,200	Rizhao Port Co. Ltd. - A Shares	4,027,956
2,440,400	Shandong Haihua Co. Ltd. - A Shares	3,085,156
12,066,000	Shandong Nanshan Aluminum Co. Ltd. - A Shares	8,134,826
1,437,405	Shanghai Kehua Bio-Engineering Co. Ltd. - A Shares	3,088,974
1,675,731	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. - A Shares	4,016,953
1,698,000	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	2,734,756
Shares		Value
CHINA (continued)
5,233,500	Sino-Ocean Group Holding Ltd.	$1,136,767
3,324,900	Tianjin Port Co. Ltd. - A Shares	2,104,269
1,856,367	Tongkun Group Co. Ltd. - A Shares	5,776,838
15,813,400	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	9,106,528
1,544,000	Triangle Tyre Co. Ltd. - A Shares	3,059,385
3,635,300	Wuxi Taiji Industry Co. Ltd. - A Shares	4,538,700
2,378,400	Xiamen King Long Motor Group Co. Ltd. - A Shares	2,137,078
1,799,374	Xuji Electric Co. Ltd. - A Shares	5,565,783
2,429,800	Yunnan Aluminium Co. Ltd. - A Shares(a)	4,508,723
2,740,300	Yunnan Copper Co. Ltd. - A Shares	5,662,227
323,308	Zai Lab Ltd. - ADR(a)	33,753,355
5,720,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	4,132,240
		300,851,552
COSTA RICA — 0.0%
52,364	Establishment Labs Holdings, Inc.(a)	4,269,761
DENMARK — 1.5%
36,538	ALK-Abello A/S(a)	15,830,294
438,460	Ambu A/S - Class B	12,489,467
1,452	Brodrene A&O Johansen A/S - Preference Shares	249,333
48,276	Carlsberg AS - Class B	7,963,477
13,512	Chemometec A/S	2,040,973
30,074	Columbus A/S	44,118
133,040	D/S Norden A/S	3,210,740
69,350	Dfds A/S(a)	3,588,741
66,915	DSV A/S	15,551,108
95,277	Genmab A/S(a)	42,700,679
202,784	GN Store Nord AS	12,305,696
454,595	H Lundbeck A/S	12,638,236
17,109	H+H International A/S - Class B(a)	675,320
188,145	Matas A/S	3,681,034
22,271	Nilfisk Holding A/S(a)	773,515
6,153	North Media A/S	115,698
353	Solar A/S - Class B	41,142
60,546	Spar Nord Bank A/S	779,994
300,123	Vestas Wind Systems A/S	12,979,679
		147,659,244
FINLAND — 0.7%
10,650	Aktia Bank Oyj	152,415
2,578	Aspo Oyj	36,239
4,578	Atria Oyj	59,061
112,401	BasWare Oyj(a)	4,151,441
33,927	Caverion Oyj	268,066
1,816	Consti Oyj	28,445
4,481	eQ Oyj	134,681
13,388	Fiskars Oyj Abp	328,876

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
FINLAND (continued)
16,592	F-Secure Oyj	$93,504
30,895	Harvia Oyj	1,900,018
642	Marimekko Oyj	61,227
3,220,006	Metso Outotec Oyj	32,309,798
7,742	Oma Saastopankki Oyj	164,675
42,588	Orion Oyj - Class B	1,842,744
12,025	Pihlajalinna Oyj	163,197
1,114	Ponsse Oyj	57,564
48,994	QT Group Oyj(a)	7,906,534
71,828	Revenio Group Oyj	4,745,346
28,653	Sievi Capital Oyj	69,227
10,692	Solteq Oyj	56,238
3,578	Titanium Oyj	64,111
118,332	Tokmanni Group Corp.	2,692,062
77,674	Uponor Oyj	1,889,206
112,846	Vaisala Oyj - Class A	6,000,699
123,312	Valmet Oyj	5,003,458
8,970	Verkkokauppa.com Oyj	73,518
2,653	Vincit Oyj	26,375
		70,278,725
FRANCE — 0.8%
3,602	AKWEL	91,814
1,668	Altarea SCA REIT	356,719
3,048	Alten SA	490,470
24,339	Artefact SA(a)	219,460
2,904	Aubay	179,937
1,888	Axway Software SA	59,365
1,683	Beneteau SA(a)	25,642
369	Boiron SA	17,852
641	Cegedim SA(a)	19,192
389,059	Cellectis SA(a)	4,238,915
40,041	Coface SA(a)	571,649
237,413	Derichebourg SA(a)	2,697,838
8,263	Eramet SA(a)	690,612
432	Esker SA	147,570
17,401	Etablissements Maurel et Prom SA(a)	50,088
3,886	Eurobio Scientific SA(a)	80,231
222,990	Gaztransport Et Technigaz SA	18,405,238
3,114	Groupe Guillin	96,834
6,868	Groupe LDLC	436,667
5,483	Guerbet	242,125
3,358	Haulotte Group SA(a)	19,409
658	Infotel SA	37,994
3,913	Ipsen SA	404,394
1,099	Jacquet Metals SACA	26,806
9,151	Lagardere SA(a)	241,614
447,759	Lectra	18,737,460
1,707	LNA Sante SA	98,171
9,223	Manitou BF SA	313,990
185,086	Mercialys SA REIT	2,005,870
14,250	Mersen SA	534,549
1,232	Neurones	50,701
Shares		Value
FRANCE (continued)
2,057	Nexans SA	$206,044
125,471	Nexity SA	5,726,356
26,648	Quadient SA	636,433
24,092	ReWorld Media SA(a)	184,091
464,168	Rexel SA	9,207,682
416	Seche Environnement SA	32,893
16,813	Societe BIC SA	976,650
1,113	Societe pour l’Informatique Industrielle	50,693
1,386	Somfy SA	272,377
286	Stef SA	35,773
900	Synergie SE	41,564
112,884	Technip Energies NV(a)	1,738,831
208,902	Television Francaise 1	2,236,204
4,034	Thermador Groupe	458,869
5,595	Virbac SA	2,829,671
3,077	Wavestone	169,314
		76,392,621
GERMANY — 1.5%
367	ABO Wind AG	26,643
1,552	Adesso SE	345,546
65,518	ADVA Optical Networking SE(a)	867,967
733,097	AIXTRON SE	17,415,306
450,005	alstria office REIT-AG REIT	8,406,525
8,498	Amadeus Fire AG	1,962,773
8,594	Atoss Software AG	1,943,220
4,334	Basler AG	800,615
1,566	BayWa AG	66,257
24,172	Carl Zeiss Meditec AG	4,860,656
1,567	Datagroup SE(a)	137,308
58,705	Dermapharm Holding SE	5,904,079
188,916	Deutsche EuroShop AG	3,837,058
170,975	Deutz AG(a)	1,434,918
18,591	Draegerwerk AG & Co. KGaA - Preference Shares	1,463,550
21,421	Eckert & Ziegler Strahlen- und Medizintechnik AG	3,206,767
1,752	Elmos Semiconductor AG	81,519
137	Envitec Biogas AG	6,430
31,823	Ernst Russ AG(a)	156,714
184,973	EuroEyes International Eye Clinic Ltd.	236,313
21,274	GFT Technologies SE	1,003,384
462	GK Software SE(a)	84,116
119,262	Hamborner REIT AG	1,337,447
348,371	Hamburger Hafen und Logistik AG	7,808,680
520,453	Heidelberger Druckmaschinen AG(a)	1,341,665
4,723	Hornbach Holding AG & Co. KGaA	596,755
2,517	IVU Traffic Technologies AG	58,775
2,011	JDC Group AG(a)	57,420
93,305	Jungheinrich AG - Preference Shares	4,726,451
143,887	K+S AG(a)	2,477,536
84,930	KION Group AG	9,268,105

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
GERMANY (continued)
291,837	Kloeckner & Co. SE(a)	$3,926,912
7,512	Koenig & Bauer AG(a)	264,858
43,662	Krones AG	4,504,740
239	KSB SE & Co. KGaA - Preference Shares	99,462
547	KUKA AG	45,401
2,073	Mensch und Maschine Software SE	148,097
312,328	MorphoSys AG(a)	14,712,835
3,326	New Work SE	811,265
604	OEKOWORLD AG - Preference Shares	66,611
99	Paul Hartmann AG	41,200
1,687	Pfeiffer Vacuum Technology AG	421,237
2,188	PSI Software AG	105,473
158,268	SAF-Holland SE(a)	2,195,494
181,123	Salzgitter AG(a)	6,662,414
90,925	Schaeffler AG - Preference Shares	721,050
694	Secunet Security Networks AG	364,228
138,742	SGL Carbon SE(a)	1,324,786
9,447	Software AG	388,341
2,475	Steico SE	323,877
1,836	STO SE & Co. KGaA - Preference Shares	413,022
2,064	STRATEC SE	329,266
50,092	SUESS MicroTec SE(a)	1,314,474
98,486	Symrise AG	13,610,745
3,601	Technotrans SE	106,358
12,336	VIB Vermoegen AG	581,112
1,269	Villeroy & Boch AG - Preference Shares	35,207
48,988	Wacker Chemie AG	8,831,468
78,520	Wacker Neuson SE	2,574,212
4,714	Washtec AG	306,255
17,289	Wuestenrot & Wuerttembergische AG	360,149
		147,511,047
GREECE — 0.1%
4,107,680	Alpha Services and Holdings SA(a)	5,216,203
4,072,764	Eurobank Ergasias Services and Holdings SA(a)	4,253,311
1,284,524	National Bank of Greece SA(a)	4,038,955
		13,508,469
HONG KONG — 0.5%
330,000	Analogue Holdings Ltd.	75,496
534,900	ASM Pacific Technology Ltd.	5,778,336
114,414	Build King Holdings Ltd.	14,558
263,479	Champion REIT	138,504
893,301	Chow Sang Sang Holdings International Ltd.	1,269,830
2,632,710	COSCO SHIPPING Ports Ltd.	2,192,656
2,900,000	Emperor Watch & Jewellery Ltd.	67,464
Shares		Value
HONG KONG (continued)
349,000	Far East Consortium International Ltd.	$115,279
114,495	FSE Lifestyle Services Ltd.	98,006
1,130,000	Giordano International Ltd.	220,757
10,000	Great Eagle Holdings Ltd.	27,569
117,500	G-Resources Group Ltd.(a)	44,399
487,000	Guotai Junan International Holdings Ltd.	70,729
420,385	HKR International Ltd.	168,575
350,700	Hutchison Port Holdings Trust - Units	75,401
128,000	Hysan Development Co. Ltd.	445,010
504,000	International Housewares Retail Co. Ltd.	175,547
3,604,000	IRC Ltd.(a)	114,876
205,918	Jacobson Pharma Corp. Ltd.	15,350
20,242	Jinhui Shipping & Transportation Ltd.	29,352
1,136,437	Johnson Electric Holdings Ltd.	2,523,955
107,031	Kerry Logistics Network Ltd.	259,994
1,544,500	Kerry Properties Ltd.	4,357,275
122,000	LH GROUP Ltd.	15,367
278,374	Luk Fook Holdings International Ltd.	760,291
202,057	Modern Dental Group Ltd.	172,179
3,507,000	Nine Dragons Paper Holdings Ltd.	4,408,259
44,788	Oriental Watch Holdings	23,889
9,000,825	Pacific Basin Shipping Ltd.	4,164,639
780,562	PC Partner Group Ltd.	991,190
2,582,000	Poly Property Group Co. Ltd.	637,162
1,172,000	Prosperity REIT	459,431
272,000	Prosperous Industrial Holdings Ltd.	48,943
372,000	Singamas Container Holdings Ltd.	43,987
2,153,000	SITC International Holdings Co. Ltd.	7,291,504
200,000	SOCAM Development Ltd.(a)	37,787
2,826,000	Solomon Systech International Ltd.	276,044
38,000	Stella International Holdings Ltd.	45,275
3,590,000	Sun Art Retail Group Ltd.	2,113,258
117,198	Sun Hung Kai & Co. Ltd.	61,005
1,156,177	Tai Hing Group Holdings Ltd.	227,357
1,397	Tang Palace China Holdings Ltd.	129
851,500	Texhong Textile Group Ltd.	1,273,885
1,118,564	Texwinca Holdings Ltd.	228,586
1,464,000	Time Interconnect Technology Ltd.	88,436
497,600	Tsit Wing International Holdings Ltd.	63,315
6,838,000	United Laboratories International Holdings Ltd. (The)	4,332,799
1,006,600	Valuetronics Holdings Ltd.	432,946
1,178,000	VSTECS Holdings Ltd.	1,115,849
59,000	VTech Holdings Ltd.	453,846
135,331	Wai Kee Holdings Ltd.	65,748
		48,112,024
ICELAND — 0.1%
1,224,790	Ossur HF(a)	7,974,934

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
INDIA — 0.8%
6,013,944	Bank of Baroda(a)	$7,830,526
2,190,500	Bharat Heavy Electricals Ltd.(a)	1,996,516
132,746	IndiaMart InterMesh Ltd.(b)	12,668,983
5,705,879	Indian Oil Corp. Ltd.	9,749,667
400,191	Lupin Ltd.	4,932,293
5,143,880	Steel Authority of India Ltd.	7,906,660
60,693	Sun TV Network Ltd.	454,704
5,047,781	TV18 Broadcast Ltd.(a)	2,800,905
234,461	WNS Holdings Ltd. - ADR(a)	20,822,481
1,044,380	Zee Entertainment Enterprises Ltd.	4,197,395
		73,360,130
INDONESIA — 0.0%
22,129,300	Perusahaan Gas Negara Tbk PT(a)	2,358,584
IRELAND — 0.2%
390,746	Alkermes Plc(a)	11,835,696
52,828	COSMO Pharmaceuticals NV(a)	4,021,529
124,792	Grafton Group Plc - Units	2,290,215
		18,147,440
ISRAEL — 2.9%
18,785	Airport City Ltd.(a)	357,849
27,267	Alony Hetz Properties & Investments Ltd.	444,548
161,848	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	202,595
1,057	Blue Square Real Estate Ltd.	81,504
158,371	Compugen Ltd.(a)	1,027,828
277,444	CyberArk Software Ltd.(a)	49,970,439
5,435	Danel Adir Yeoshua Ltd.	1,147,338
43,216	Delek Automotive Systems Ltd.	564,996
12,662	Delta Galil Industries Ltd.	647,835
715	Duniec Brothers Ltd.	39,700
10,272	Electra Consumer Products 1970 Ltd.	481,082
9,607	FIBI Holdings Ltd.	422,005
8,790	First International Bank of Israel Ltd. (The)	351,672
2,901	Formula Systems 1985 Ltd.	310,970
1,219	Fox Wizel Ltd.	167,767
10,947	Gav-Yam Lands Corp. Ltd.	130,146
1,576	Israel Corp. Ltd. (The)(a)	579,828
6,900,100	Isramco Negev 2 LP	1,870,933
236,596	JFrog Ltd.(a)	7,734,323
312,151	Kornit Digital Ltd.(a)	52,216,619
1,232,057	Max Stock Ltd.	5,018,792
5,284	Melisron Ltd.(a)	446,352
7,233	Naphtha Israel Petroleum Corp. Ltd.(a)	44,778
1,016	Neto ME Holdings Ltd.	50,056
447,076	Nice Ltd. - ADR(a)	126,531,450
330	Norstar Holdings, Inc.	2,837
478,267	Oil Refineries Ltd.(a)	129,378
68,459	Phoenix Holdings Ltd. (The)	862,566
Shares		Value
ISRAEL (continued)
206,747	Plus500 Ltd.	$3,724,953
700,981	Radware Ltd.(a)	24,835,757
58,124	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,371,676
117,400	Ratio Oil Exploration 1992 LP(a)	56,653
742,780	Sarine Technologies Ltd.	382,819
3,532	Scope Metals Group Ltd.	159,391
7,226	Tadiran Group Ltd.	940,829
7,517	YH Dimri Construction & Development Ltd.	538,770
		286,847,034
ITALY — 0.5%
64,676	Aeffe SpA(a)	187,661
801	Alkemy SpA(a)	17,917
16,534	Aquafil SpA(a)	148,510
140,236	Arnoldo Mondadori Editore SpA(a)	324,226
274,489	Azimut Holding SpA	7,897,828
100,044	Banca IFIS SpA	1,849,257
133,952	Banca Mediolanum SpA	1,348,111
68,270	Banca Popolare di Sondrio SCPA	296,424
396,834	Banco BPM SpA	1,232,176
97,891	Biesse SpA(a)	3,025,952
319,730	Cairo Communication SpA	669,729
14,298	Credito Emiliano SpA	108,427
41,355	Danieli & C Officine Meccaniche SpA	893,023
30,300	Datalogic SpA	550,271
891,642	Davide Campari-Milano NV	12,657,464
58,173	Digital Bros SpA	2,812,311
4,948	Digital Value SpA(a)	520,510
4,312	Digital360 SpA(a)	24,525
9,952	El.En. SpA	199,028
24,978	Elica SpA(a)	103,660
23,216	Exprivia SpA(a)	50,992
8,226	Fine Foods & Pharmaceuticals NTM	169,740
13,310	Gefran SpA	173,866
4,369	GPI SpA	62,880
11,139	Gruppo MutuiOnline SpA	544,040
207,517	Immobiliare Grande Distribuzione SIIQ SpA REIT(a)	909,182
6,503	Interpump Group SpA	479,239
5,820	Italian Wine Brands SpA	286,609
46	Italmobiliare SpA	1,614
173,385	Leonardo SpA(a)	1,270,345
1,467	MARR SpA	34,528
933,189	Mediaset NV	2,619,245
9,447	Prima Industrie SpA(a)	208,368
1,769	Reply SpA	342,940
148,724	Rizzoli Corriere Della Sera Mediagroup SpA	122,239
2,056	Sabaf SpA	66,073
10,622	Sanlorenzo SpA	445,729
23,783	Seco SpA(a)	219,395

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
ITALY (continued)
2,524	Sesa SpA	$494,849
6,963	SIT SpA	92,164
104,789	Sogefi SpA(a)	165,956
37,784	Tinexta SpA	1,672,879
203,454	Unipol Gruppo SpA	1,168,908
		46,468,790
JAPAN — 6.1%
40,900	77 Bank Ltd. (The)	416,984
4,500	A&A Material Corp.	38,100
70,900	A&D Co. Ltd.	628,909
4,900	Abist Co. Ltd.	123,387
2,600	Achilles Corp.	29,907
22,800	Advanced Media, Inc.(a)	154,434
92,300	AEON Financial Service Co. Ltd.	1,167,770
9,300	Ai Holdings Corp.	175,025
4,700	Aichi Steel Corp.	109,320
9,400	Aida Engineering Ltd.	85,031
6,600	Aiphone Co. Ltd.	136,488
32,800	Aisan Industry Co. Ltd.	240,586
51,900	Akatsuki, Inc.	1,411,625
106,492	Altech Corp.	1,911,670
46,700	Anest Iwata Corp.	371,224
2,900	AOI Electronics Co. Ltd.	62,542
2,300	Arakawa Chemical Industries Ltd.	24,983
4,100	Arata Corp.	144,791
11,900	Arealink Co. Ltd.	161,625
8,300	Argo Graphics, Inc.	230,121
20,400	Artiza Networks, Inc.	220,869
85,300	Asahi Co. Ltd.	989,398
174,500	Asahi Diamond Industrial Co. Ltd.	1,070,195
22,500	Asahi Net, Inc.	141,939
6,200	ASAHI YUKIZAI CORP.	74,743
50,000	Asia Pile Holdings Corp.	203,115
7,600	ASKA Pharmaceutical Holdings Co. Ltd.	65,681
28,200	Astena Holdings Co. Ltd.	139,546
48,504	Ateam, Inc.	702,186
63,696	Avant Corp.	887,469
660,600	Azbil Corp.	28,110,638
35,200	Bando Chemical Industries Ltd.	271,779
391,500	BASE, Inc.(a)	3,194,516
10,300	BayCurrent Consulting, Inc.	4,238,386
74,400	BML, Inc.	2,607,835
258,300	Bunka Shutter Co. Ltd.	2,511,045
1,700	Canare Electric Co. Ltd.	25,506
415,900	Capcom Co. Ltd.	11,166,080
943,900	Carenet, Inc.	10,343,769
3,000	Carlit Holdings Co. Ltd.	19,978
3,000	Central Glass Co. Ltd.	55,644
170,300	Chiba Kogyo Bank Ltd. (The)	403,431
1,800	Chino Corp.	22,173
1,138,780	CKD Corp.	22,470,860
Shares		Value
JAPAN (continued)
5,200	Cleanup Corp.	$25,321
95,000	COLOPL, Inc.(a)	685,150
212,400	Computer Engineering & Consulting Ltd.	2,521,406
49,900	CONEXIO Corp.	637,459
2,300	Copro-Holdings Co. Ltd.	24,720
1,800	Core Corp.	25,269
21,000	Cosel Co. Ltd.	170,616
15,500	Cosmo Energy Holdings Co. Ltd.	317,276
13,200	Creek & River Co. Ltd.	228,039
2,900	Creo Co. Ltd.	25,393
52,100	Cresco Ltd.	951,262
3,500	CTI Engineering Co. Ltd.	83,865
19,200	CTS Co. Ltd.	133,924
31,500	Cybernet Systems Co. Ltd.	175,499
4,300	Dai Nippon Toryo Co. Ltd.	32,672
9,700	Daihatsu Diesel Manufacturing Co. Ltd.	50,213
16,400	Daihen Corp.	682,764
2,300	Daiichi Jitsugyo Co. Ltd.	106,751
6,000	Daiken Corp.	130,818
61,200	Daiken Medical Co. Ltd.	309,289
13,679	Daikoku Denki Co. Ltd.	145,341
248,649	Daikokutenbussan Co. Ltd.	14,136,833
20,900	Daito Pharmaceutical Co. Ltd.	586,795
38,500	Daitron Co. Ltd.	764,764
3,600	Daiwa Industries Ltd.	39,893
70,251	DCM Holdings Co. Ltd.	683,557
28,900	Dear Life Co. Ltd.	145,039
10,500	Dexerials Corp.	211,704
2,400	Digital Hearts Holdings Co. Ltd.	38,093
40,100	Digital Holdings, Inc.	613,242
118,305	Dip Corp.	4,245,382
1,700	DMS, Inc.	22,605
117,700	Doshisha Co. Ltd.	1,840,240
69,500	Drecom Co. Ltd.(a)	314,038
58,000	Duskin Co. Ltd.	1,393,323
10,000	E-Guardian, Inc.	273,744
40,500	Eiken Chemical Co. Ltd.	678,701
6,200	Eizo Corp.	236,631
4,600	Elematec Corp.	45,808
192,650	en Japan, Inc.	7,623,176
19,500	Enigmo, Inc.	184,435
22,400	Exedy Corp.	332,733
8,500	FALCO HOLDINGS Co. Ltd.	126,558
341,500	FAN Communications, Inc.	1,351,318
1,900	FCC Co. Ltd.	26,256
103,400	Ferrotec Holdings Corp.	3,447,423
44,500	Fields Corp.	202,637
14,871	First Bank of Toyama Ltd. (The)	37,447
3,000	Forum Engineering, Inc.	24,979
120,100	Foster Electric Co. Ltd.	853,529
107,000	Freee KK(a)	7,641,851

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
JAPAN (continued)
15,800	Fudo Tetra Corp.	$251,053
4,800	Fuji Corp. Ltd.	28,975
23,400	Fuji Pharma Co. Ltd.	225,428
40,500	Fuji Soft, Inc.	2,053,871
348,000	Fujikura Ltd.(a)	1,868,620
30,300	Fujisash Co. Ltd.	20,470
836,700	Fujitec Co. Ltd.	18,932,655
73,853	Fukui Computer Holdings, Inc.	2,656,699
1,000	Fukushima Galilei Co. Ltd.	39,658
12,600	Full Speed, Inc.	41,788
128,600	FULLCAST Holdings Co. Ltd.	2,991,170
1,400	Funai Soken Holdings, Inc.	38,754
111,700	Furuno Electric Co. Ltd.	1,189,768
83,783	Furyu Corp.	1,212,915
72,200	Future Corp.	2,106,295
30,200	Gakujo Co. Ltd.	314,785
12,200	Gecoss Corp.	92,055
18,000	GLOBERIDE, Inc.	649,879
48,600	Glory Ltd.	1,042,997
22,100	GMO Financial Gate, Inc.	5,718,175
2,700	GMO Pepabo, Inc.	64,411
64,776	Goldcrest Co. Ltd.	925,818
21,400	Grandy House Corp.	91,064
505,300	Gree, Inc.	4,247,224
17,400	GSI Creos Corp.	150,528
353,580	GungHo Online Entertainment, Inc.	6,620,221
23,900	Gunosy, Inc.(a)	137,141
23,200	Gunze Ltd.	892,582
86,500	H.U. Group Holdings, Inc.	2,128,822
34,200	Hanwa Co. Ltd.	1,021,724
29,100	Happinet Corp.	382,723
3,100	Heiwa Real Estate Co. Ltd.	97,644
163,700	Hennge KK(a)	8,057,530
2,600	HI-LEX Corp.	41,427
3,600	Himaraya Co. Ltd.	33,292
16,000	Hioki EE Corp.	1,113,227
29,100	Hito Communications Holdings, Inc.	560,426
32,800	Hochiki Corp.	360,016
111,600	Hokuhoku Financial Group, Inc.	798,996
7,200	Hoosiers Holdings	44,283
18,700	Hosiden Corp.	196,393
81	Ichigo Hotel REIT Investment Corp.	69,292
2,200	ID Holdings Corp.	18,125
22,100	Idec Corp.	466,335
34,000	IMAGICA GROUP, Inc.(a)	173,020
44,600	Ines Corp.	649,972
30,700	Infocom Corp.	587,738
1,867,000	Infomart Corp.	18,182,672
50,500	Intage Holdings, Inc.	850,713
165,000	Internet Initiative Japan, Inc.	5,740,075
37,000	I-O Data Device, Inc.	294,442
2,000	I-PEX, Inc.	35,973
17,300	ISB Corp.	188,217
Shares		Value
JAPAN (continued)
14,200	Iseki & Co. Ltd.(a)	$204,575
4,100	Isolite Insulating Products Co. Ltd.	31,800
57,000	Itfor, Inc.	443,597
71,800	Itoki Corp.	228,047
2,500	Iwaki Co. Ltd.	22,000
6,300	Iwasaki Electric Co. Ltd.	115,525
90,100	JAC Recruitment Co. Ltd.	1,764,450
70,300	Japan Aviation Electronics Industry Ltd.	1,161,438
14,400	Japan Lifeline Co. Ltd.	154,771
1,200	Japan Living Warranty, Inc.	35,850
18,200	Japan Petroleum Exploration Co. Ltd.	331,664
11,400	Japan Pulp & Paper Co. Ltd.	384,084
24,200	Japan System Techniques Co. Ltd.	471,791
42,091	JBCC Holdings, Inc.	641,475
212,600	Jeol Ltd.	16,041,764
23,100	Joshin Denki Co. Ltd.	479,531
134,900	Juki Corp.	1,003,687
58,400	JVCKenwood Corp.	100,429
7,800	Kaga Electronics Co. Ltd.	213,863
43,200	Kaken Pharmaceutical Co. Ltd.	1,701,847
129,800	Kanamoto Co. Ltd.	2,771,952
7,100	Kaneka Corp.	271,915
14,600	Kanematsu Corp.	169,090
2,100	Kanematsu Electronics Ltd.	68,449
22,100	Kawai Musical Instruments Manufacturing Co. Ltd.	680,597
2,000	Keihanshin Building Co. Ltd.	24,900
45,300	Kimoto Co. Ltd.	92,210
45,300	Kissei Pharmaceutical Co. Ltd.	905,006
65,800	Kito Corp.	908,124
33,700	Kitz Corp.	224,716
230,800	Kobe Bussan Co. Ltd.	7,927,896
235,700	Kojima Co. Ltd.	1,209,778
8,387	Komehyo Holdings Co. Ltd.	136,650
87,500	Komeri Co. Ltd.	2,019,083
41,500	Komori Corp.	270,173
424,200	Konica Minolta, Inc.	2,091,690
1,700	Konoshima Chemical Co. Ltd.	43,583
31,000	Kurabo Industries Ltd.	514,876
3,900	Kuriyama Holdings Corp.	33,979
62,200	Kyokuto Kaihatsu Kogyo Co. Ltd.	848,070
11,600	Kyokuto Securities Co. Ltd.	77,452
9,000	Kyoritsu Printing Co. Ltd.	13,345
151,400	M3, Inc.	8,910,649
13,100	Macnica Fuji Electronics Holdings, Inc.	306,998
2,500	Maezawa Kyuso Industries Co. Ltd.	23,251
5,200	Makino Milling Machine Co. Ltd.	186,830
15,500	Marubun Corp.	108,660
5,400	Marusan Securities Co. Ltd.	28,380
227,600	Marvelous, Inc.	1,441,783
54,300	Max Co. Ltd.	862,321

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
JAPAN (continued)
38,000	Maxell Ltd.	$455,767
448,700	Mazda Motor Corp.(a)	4,011,628
72,400	Megachips Corp.	2,280,465
96,300	Meidensha Corp.	2,020,209
2,700	Meiho Facility Works Ltd.	21,605
3,300	Meiji Electric Industries Co. Ltd.	38,740
57,800	Meiko Network Japan Co. Ltd.	288,049
66,500	Meitec Corp.	3,979,206
16,200	Melco Holdings, Inc.	667,331
242,700	Micronics Japan Co. Ltd.	3,200,510
4,600	Mimaki Engineering Co. Ltd.	37,454
15,300	Mimasu Semiconductor Industry Co. Ltd.	334,123
43,200	Mito Securities Co. Ltd.	111,814
9,800	Mitsubishi Paper Mills Ltd.(a)	30,868
2,000	Mitsubishi Pencil Co. Ltd.	23,935
25,700	Mitsubishi Research Institute, Inc.	956,069
34,600	Mitsuboshi Belting Ltd.	612,615
112,600	Mitsui Matsushima Holdings Co. Ltd.	1,459,181
3,100	Mitsui-Soko Holdings Co. Ltd.	62,041
164,600	Mixi, Inc.	3,762,079
72,150	Mizuno Corp.	1,672,475
18,400	Mochida Pharmaceutical Co. Ltd.	534,363
161,600	Money Forward, Inc.(a)	10,945,839
627,000	MonotaRO Co. Ltd.	14,193,113
2,900	MORESCO Corp.	30,482
206,746	Morinaga Milk Industry Co. Ltd.	12,117,247
3,800	Mory Industries, Inc.	90,153
46,580	Mugen Estate Co. Ltd.	200,256
8,200	Nachi-Fujikoshi Corp.	309,726
1,500	Nafco Co. Ltd.	22,663
31,600	Nagano Keiki Co. Ltd.	362,925
4,300	Naigai Trans Line Ltd.	82,850
4,400	Nakabayashi Co. Ltd.	22,082
3,900	Nakamoto Packs Co. Ltd.	59,608
4,300	Nakanishi, Inc.	99,601
13,600	Nakayama Steel Works Ltd.	51,548
2,500	Narumiya International Co. Ltd.	25,005
4,900	NCS&A Co. Ltd.	21,711
3,000	Nicca Chemical Co. Ltd.	24,979
1,400	Nice Corp.	23,265
15,900	Nichiban Co. Ltd.	257,943
4,500	Nichiha Corp.	129,107
23,200	Nihon Falcom Corp.	276,833
2,900	Nihon Kohden Corp.	92,235
223,900	Nihon Unisys Ltd.	6,266,646
12,300	Nikon Corp.	134,790
2,200	Nippon Carbide Industries Co., Inc.	26,637
78,600	Nippon Commercial Development Co. Ltd.	1,191,672
3,600	Nippon Light Metal Holdings Co. Ltd.	59,603
96,800	Nippon Sheet Glass Co. Ltd.(a)	539,311
Shares		Value
JAPAN (continued)
13,200	Nippon Steel Trading Corp.	$595,288
2,061	Nippon Systemware Co. Ltd.	45,026
9,600	Nippon Thompson Co. Ltd.	49,274
116,500	Nishi-Nippon Financial Holdings, Inc.	679,732
16,500	Nishio Rent All Co. Ltd.	406,655
5,400	Nissei ASB Machine Co. Ltd.	175,539
3,200	Nissei Plastic Industrial Co. Ltd.	30,519
53,200	Nissha Co. Ltd.	866,790
117,600	Nisshinbo Holdings, Inc.	905,925
33,400	Nissin Electric Co. Ltd.	412,024
27,000	Nisso Corp.	170,090
3,400	Nissui Pharmaceutical Co. Ltd.	28,996
13,500	Nitta Corp.	308,673
122,500	Nitto Kogyo Corp.	1,816,407
26,200	Nitto Seiko Co. Ltd.	150,568
20,500	Nojima Corp.	448,401
14,000	Nomura Real Estate Holdings, Inc.	340,127
9,300	Noritake Co. Ltd.	405,128
29,500	Noritz Corp.	472,104
207,722	NSD Co. Ltd.	3,945,761
110,500	NTN Corp.(a)	238,500
1,000	OBIC Business Consultants Co. Ltd.	49,221
42,300	Obic Co. Ltd.	7,790,103
93,400	Okamura Corp.	1,227,578
376,300	Oki Electric Industry Co. Ltd.	3,086,997
1,600	Okura Industrial Co. Ltd.	29,508
16,800	Optex Group Co. Ltd.	213,141
2,900	Oricon, Inc.	25,521
2,854	Origin Co. Ltd.	32,177
162,000	Osaki Electric Co. Ltd.	797,385
42,030	Oyo Corp.	642,758
10,900	PAPYLESS Co. Ltd.	131,594
17,200	Paramount Bed Holdings Co. Ltd.	320,383
4,800	Pasco Corp.	63,803
67,200	Pasona Group, Inc.	1,871,989
40,600	Pegasus Sewing Machine Manufacturing Co. Ltd.	163,148
222,200	PeptiDream, Inc.(a)	5,367,112
4,800	Pilot Corp.	175,617
83,500	Plus Alpha Consulting Co. Ltd.	2,197,850
58,300	Poletowin Pitcrew Holdings, Inc.	524,304
700	Pronexus, Inc.	6,510
87,152	Proto Corp.	1,075,875
18,000	Punch Industry Co. Ltd.	91,757
4,500	Quick Co. Ltd.	56,657
596,000	Raccoon Holdings, Inc.	8,314,455
246,090	Relia, Inc.	2,517,578
1,100	Rhythm Co. Ltd.	13,463
11,900	Riken Corp.	280,233
80,400	Riken Technos Corp.	385,864
7,600	Rion Co. Ltd.	165,036
121,400	Rohm Co. Ltd.	11,056,214
204,400	Roland Corp.	8,357,131

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
JAPAN (continued)
57,900	Roland DG Corp.	$1,516,906
6,700	Ryobi Ltd.	70,072
100	Saison Information Systems Co. Ltd.	1,704
11,700	Sakai Chemical Industry Co. Ltd.	217,524
1,100	Sakai Heavy Industries Ltd.	24,225
13,600	Sangetsu Corp.	186,743
55,200	Sanken Electric Co. Ltd.	2,891,371
15,200	Sankyo Tateyama, Inc.	98,955
11,300	Sansha Electric Manufacturing Co. Ltd.	107,770
67,600	Sanwa Holdings Corp.	785,281
600	Sanyo Denki Co. Ltd.	34,323
9,200	Sanyo Special Steel Co. Ltd.	151,188
13,000	Sanyo Trading Co. Ltd.	124,440
56,400	Sato Holdings Corp.	1,295,505
2,800	Sato Shoji Corp.	29,308
36,940	Sawai Group Holdings Co. Ltd.	1,627,013
87,500	SCREEN Holdings Co. Ltd.	8,114,718
7,200	Seed Co. Ltd.	38,977
106,000	Seikagaku Corp.	933,749
78,500	Seiko Holdings Corp.	1,653,683
2,500	Sekisui Jushi Corp.	46,436
17,100	Sekisui Kasei Co. Ltd.	85,219
900	Semba Corp.	6,262
1,223,000	SG Holdings Co. Ltd.	30,581,707
6,300	Shibaura Electronics Co. Ltd.	363,159
20,900	Shibaura Mechatronics Corp.	1,340,461
20,400	Shidax Corp.(a)	78,575
700	Shinagawa Refractories Co. Ltd.	23,861
50,500	Shindengen Electric Manufacturing Co. Ltd.(a)	1,790,042
6,900	Shinmaywa Industries Ltd.	56,302
4,200	Shinnihon Corp.	30,696
82,300	Shinoken Group Co. Ltd.	813,071
1,997	Shofu, Inc.	41,263
3,400	Sigma Koki Co. Ltd.	53,070
7,100	SIGMAXYZ Holdings, Inc.	170,687
62,900	Sinfonia Technology Co. Ltd.	722,957
46,200	Sinko Industries Ltd.	835,025
49,200	SK-Electronics Co. Ltd.	396,276
1,300	SMK Corp.	26,565
92,900	Sodick Co. Ltd.	713,205
1,900	Softcreate Holdings Corp.	65,681
1,900	Soken Chemical & Engineering Co. Ltd.	29,506
115,413	Soliton Systems KK	1,437,916
11,200	Sprix Ltd.	114,874
9,600	ST Corp.	136,114
4,100	Star Mica Holdings Co. Ltd.	54,175
102,300	Star Micronics Co. Ltd.	1,338,270
54,600	Starts Corp., Inc.	1,309,250
10,200	Studio Alice Co. Ltd.	192,679
3,200	Sumitomo Bakelite Co. Ltd.	143,470
Shares		Value
JAPAN (continued)
20,900	Sumitomo Mitsui Construction Co. Ltd.	$88,569
21,600	Sumitomo Riko Co. Ltd.	140,241
47,200	Sumitomo Rubber Industries Ltd.	580,190
3,000	Sumitomo Seika Chemicals Co. Ltd.	85,413
37,700	Sun Frontier Fudousan Co. Ltd.	351,944
18,700	Sun-Wa Technos Corp.	252,177
3,200	Takaoka Toko Co. Ltd.	41,328
513,000	Takara Leben Co. Ltd.	1,395,306
4,300	Takara Standard Co. Ltd.	56,969
16,800	Takasago International Corp.	436,454
4,800	Takeuchi Manufacturing Co. Ltd.	123,185
124,400	Tamron Co. Ltd.	2,917,492
114,100	Tanseisha Co. Ltd.	931,020
27,600	Tatsuta Electric Wire and Cable Co. Ltd.	123,985
20,100	TDC Soft, Inc.	230,319
59,400	TechMatrix Corp.	938,100
1,200	Techno Medica Co. Ltd.	16,604
24,500	Teikoku Electric Manufacturing Co. Ltd.	311,046
91,300	Temairazu, Inc.	4,437,833
19,187	T-Gaia Corp.	341,402
11,500	Toa Corp.	82,233
400	TOA ROAD Corp.	17,758
85,800	TOC Co. Ltd.	479,531
88,265	Tochigi Bank Ltd. (The)	137,073
109,600	Toho Holdings Co. Ltd.	1,766,486
6,800	Tokai Corp.	130,601
22,100	Tokai Rika Co. Ltd.	308,304
25,500	Tokyo Keiki, Inc.	224,181
91,900	Tokyo Seimitsu Co. Ltd.	3,729,217
38,000	Tokyo Tekko Co. Ltd.	496,776
58,085	TOMONY Holdings, Inc.	154,927
276,090	Tomy Co. Ltd.	2,616,163
30,700	Topcon Corp.	546,795
5,600	Toppan Forms Co. Ltd.	53,654
5,200	Topy Industries Ltd.	54,429
3,100	Torishima Pump Manufacturing Co. Ltd.	23,935
90,300	Tosei Corp.	865,169
566,739	Toshiba Corp.	24,414,902
39,855	Toshiba TEC Corp.	1,563,078
43,800	Towa Corp.	949,208
142,500	Towa Pharmaceutical Co. Ltd.	3,657,052
6,600	Toyo Denki Seizo KK	62,135
18,700	Toyo Machinery & Metal Co. Ltd.	88,270
2,300	Toyo Tanso Co. Ltd.	62,457
13,600	TPR Co. Ltd.	172,543
115,400	Transcosmos, Inc.	3,467,822
2,900	Trinity Industrial Corp.	21,297
60,600	Tsubakimoto Chain Co.	1,783,839
37,700	Tsukuba Bank Ltd.	56,562

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
JAPAN (continued)
6,700	TV Asahi Holdings Corp.	$101,345
237,800	Ubicom Holdings, Inc.	6,019,329
9,800	Uchida Yoko Co. Ltd.	412,722
6,400	ULS Group, Inc.	314,455
27,700	Ulvac, Inc.	1,545,707
3,300	Union Tool Co.	111,182
23,200	UNITED, Inc.	345,430
17,500	Unitika Ltd.(a)	55,736
12,600	V Technology Co. Ltd.	473,709
3,900	Valqua Ltd.	78,565
600	Visional, Inc.(a)	46,642
59,100	VT Holdings Co. Ltd.	263,416
566,300	Wacom Co. Ltd.	3,646,977
800	WDB coco Co. Ltd.	33,060
17,400	WDB Holdings Co. Ltd.	548,068
3,600	Welbe, Inc.	50,758
48,300	Will Group, Inc.	544,554
83,700	World Holdings Co. Ltd.	2,087,818
21,700	Xebio Holdings Co. Ltd.	201,245
126,300	YAMABIKO Corp.	1,372,983
2,200	YAMADA Consulting Group Co. Ltd.	22,372
69,900	Yamaichi Electronics Co. Ltd.	1,069,582
35,600	Yamanashi Chuo Bank Ltd. (The)	256,126
17,800	Yonex Co. Ltd.	116,819
13,500	Yushin Precision Equipment Co. Ltd.	90,967
30,600	Zenrin Co. Ltd.	281,367
30,400	ZERIA Pharmaceutical Co. Ltd.	542,519
99,500	ZIGExN Co. Ltd.	352,691
900	Zuken, Inc.	34,587
		597,997,534
JERSEY CHANNEL ISLANDS — 0.3%
314,553	Novocure Ltd.(a)	32,263,701
NETHERLANDS — 1.4%
76,667	Aalberts NV	4,240,804
5,765	Accell Group NV(a)	237,584
25,108	Arcadis NV	1,224,849
22,258	Argenx SE(a)	6,661,561
45,943	ASM International NV	20,787,296
127,464	ASR Nederland NV	5,961,716
196,187	BE Semiconductor Industries NV	17,907,510
140,733	Boskalis Westminster	4,197,334
35,527	Brunel International NV	487,902
223,433	Eurocommercial Properties NV	5,214,846
187,057	Heijmans NV	2,603,504
105,771	IMCD NV	23,482,199
3,966	Kendrion NV	91,694
1,876,501	Koninklijke BAM Groep NV(a)	5,444,780
81,289	Koninklijke DSM NV	17,765,044
1,880	Nedap NV	131,483
1,938	NSI NV REIT	77,739
162,187	OCI NV(a)	4,593,460
862,565	PostNL NV	3,742,211
Shares		Value
NETHERLANDS (continued)
77,070	TKH Group NV	$4,388,717
32,767	Van Lanschot Kempen NV	909,088
32,929	Vastned Retail NV REIT	938,325
2,107	Wereldhave NV REIT	32,663
		131,122,309
NEW ZEALAND — 0.5%
1,249,566	Fletcher Building Ltd.	6,344,906
563,889	Fletcher Building Ltd.	2,897,274
75,764	Skellerup Holdings Ltd.	338,242
145,311	SKY Network Television Ltd.(a)	197,847
3,190	Tourism Holdings Ltd.(a)	6,286
19,825	Warehouse Group Ltd. (The)	57,253
365,983	Xero Ltd.(a)	41,161,704
		51,003,512
NORWAY — 0.1%
65,917	2020 Bulkers Ltd.	889,515
504,491	ABG Sundal Collier Holding ASA	555,974
8,478	American Shipping Co. ASA	31,311
206	Atea ASA	3,853
350,506	B2Holding ASA(a)	383,785
87,795	Belships ASA	146,535
236,694	DNO ASA(a)	344,622
6,111	Elektro Importoren AS	54,904
95,522	FLEX LNG Ltd.	1,929,006
1,727	Medistim ASA	77,683
239,883	MPC Container Ships AS(a)	566,776
16,133	OKEA ASA(a)	51,562
14,768	Olav Thon Eiendomsselskap ASA	323,753
16,612	Pareto Bank ASA	121,131
46	Sparebanken More	2,358
1	TGS ASA	9
34,685	Veidekke ASA	499,260
400,150	Wallenius Wilhelmsen ASA(a)	1,823,622
		7,805,659
PERU — 0.1%
645,000	Cia de Minas Buenaventura SAA - ADR(a)	5,082,600
POLAND — 0.2%
256,165	Grupa Lotos SA(a)	3,979,574
1,750,123	PGE Polska Grupa Energetyczna SA(a)	4,302,434
369,073	Polski Koncern Naftowy ORLEN SA	7,961,205
3,097,256	Tauron Polska Energia SA(a)	2,550,997
		18,794,210
PORTUGAL — 0.0%
241,645	CTT-Correios de Portugal SA	1,329,666
RUSSIA — 0.8%
3,531,360	Alrosa PJSC	6,222,187
1,189,126,065	Federal Grid Co. Unified Energy System PJSC	3,109,616

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
RUSSIA (continued)
4,480,742	Gazprom PJSC	$22,116,307
1,373,778	Gazprom PJSC - ADR	13,471,267
112,793	Magnit PJSC	10,288,548
243,969	Mail.Ru Group Ltd. - GDR(a)	5,014,445
532,967	Mobile TeleSystems PJSC	2,330,779
190,648,655	ROSSETI PJSC	3,744,267
1,641,600	Rostelecom PJSC	2,158,468
461,432,194	RusHydro PJSC	5,292,013
10,568,881	Surgutneftegas PJSC	5,084,869
		78,832,766
SINGAPORE — 0.1%
123,700	APAC Realty Ltd.	73,844
8,959	Asian Pay Television Trust - Units	897
68,080	China Sunsine Chemical Holdings Ltd.	25,748
1,608,200	CSE Global Ltd.	614,181
161,700	Food Empire Holdings Ltd.	98,327
722,000	Geo Energy Resources Ltd.	182,039
91,500	Hanwell Holdings Ltd.	27,820
34	Ho Bee Land Ltd.	71
17,703	Hong Leong Asia Ltd.	11,027
36,156	Hyphens Pharma International Ltd.	7,910
13,200	iFAST Corp. Ltd.	84,672
325,500	InnoTek Ltd.	185,862
94,300	ISDN Holdings Ltd.	43,356
219,700	Kimly Ltd.	61,910
219,700	LHN Ltd.	56,208
68,690	OM Holdings Ltd.(a)	55,806
135,200	Oxley Holdings Ltd.	20,052
345,300	Propnex Ltd.	489,079
73,920	Q&M Dental Group Singapore Ltd.	30,971
1,467,200	Raffles Medical Group Ltd.	1,490,592
741,500	Rex International Holding Ltd.(a)	186,956
304,400	RHT Health Trust REIT(a)(c)	4,289
3,202,400	Riverstone Holdings Ltd.	2,042,317
71,800	Sabana Industrial Real Estate Investment Trust REIT	23,161
587,300	Singapore Medical Group Ltd.	137,189
467,900	Starhill Global REIT	223,801
1,203,000	UMS Holdings Ltd.	1,177,575
18,500	Wing Tai Holdings Ltd.	26,615
1,118,600	Yanlord Land Group Ltd.	929,056
		8,311,331
SOUTH AFRICA — 0.2%
579,261	Remgro Ltd.	5,105,460
2,043,616	Sappi Ltd.(a)	6,238,548
527,065	Shoprite Holdings Ltd.	6,262,326
		17,606,334
SOUTH KOREA — 0.9%
12,060	Green Cross Corp.	2,832,972
161,394	GS Engineering & Construction Corp.	5,711,045
Shares		Value
SOUTH KOREA (continued)
124,679	Hankook Tire & Technology Co. Ltd.	$4,411,858
70,221	Hyundai Department Store Co. Ltd.	4,975,653
137,051	Hyundai Engineering & Construction Co. Ltd.	5,899,333
102,010	KB Financial Group, Inc.	4,940,966
94,348	Kia Corp.	6,870,921
62,952	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,548,805
51,649	LG Electronics, Inc.	5,326,006
17,209	Lotte Chemical Corp.	3,306,166
56,652	OCI Co. Ltd.(a)	6,278,237
401,995	Samsung Engineering Co. Ltd.(a)	8,531,493
1,163,031	Samsung Heavy Industries Co. Ltd.(a)	6,349,868
82,412	Samsung Life Insurance Co. Ltd.	4,746,333
32,924	Samsung SDS Co. Ltd.	4,310,789
157,641	Shinhan Financial Group Co. Ltd.	5,160,043
572,093	SK Networks Co. Ltd.	2,491,937
		87,692,425
SPAIN — 0.3%
24,097	Acerinox SA	335,249
1,403,423	Almirall SA	20,847,287
282,284	Atresmedia Corp. de Medios de Comunicacion SA(a)	1,152,563
181	Corp. Financiera Alba SA	10,305
39,971	Ercros SA(a)	161,723
65,319	Faes Farma SA	266,395
41,091	Laboratorios Farmaceuticos Rovi SA	2,878,572
320,579	Mediaset Espana Comunicacion SA(a)	1,667,652
		27,319,746
SWEDEN — 1.6%
645,025	AAK AB	14,097,717
32,400	Annehem Fastigheter AB - Class B(a)	139,213
756,313	Arjo AB - Class B	10,303,752
3,004	Atrium Ljungberg AB - Class B	68,979
136,418	Avanza Bank Holding AB	5,415,102
15,625	Beijer Alma AB	392,080
1,616	Bergman & Beving AB	29,166
182,854	Betsson AB - Class B	1,273,250
387,030	Bilia AB - Class A	6,872,622
18,066	BioGaia AB - Class B	1,110,718
63,242	Biotage AB	2,044,245
685	BTS Group AB - Class B	33,420
28,490	Bufab AB	1,214,176
201,650	Byggmax Group AB	1,725,812
52,210	Catella AB	233,449
8,135	Cellavision AB	369,997
6,424	C-RAD AB - Class B(a)	43,834
392,143	Dios Fastigheter AB	4,563,891
7,721	Doro AB(a)	60,236
2,249	Elanders AB - Class B	38,758
495,536	Elekta AB - Class B	5,753,941
40,648	Fagerhult AB	326,112

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
SWEDEN (continued)
9,719	Ferronordic AB	$332,718
650	Fortinova Fastigheter AB	4,163
322,026	Fortnox AB	22,798,301
4,320	GARO AB	108,654
495,267	Getinge AB - Class B	22,162,448
20,214	GHP Specialty Care AB	60,374
49,425	Haldex AB(a)	295,238
26,231	Hanza Holding AB	102,932
29,850	HMS Networks AB	1,703,132
53,047	Humana AB(a)	442,882
77,837	Instalco AB	4,123,875
171,934	Inwido AB	3,153,191
7,753	Lagercrantz Group AB - Class B	103,819
5,473	Lifco AB - Class B	159,385
281,334	Lindab International AB	9,218,373
27,490	Medicover AB - Class B	829,053
133,292	Mekonomen AB(a)	2,747,169
4,383	Micro Systemation AB - Class B	22,022
51	Momentum Group AB - Class B	1,309
176,851	Net Insight AB - Class B(a)	66,721
145,193	New Wave Group AB - Class B(a)	2,461,586
1,314	Nilorngruppen AB - Class B	12,684
260,298	Nobia AB	1,601,857
495,609	Nolato AB - Class B	6,544,255
6,181	Nordic Waterproofing Holding AB	183,530
27,773	NP3 Fastigheter AB	986,349
1,644	OEM International AB - Class B	36,946
21,528	Proact IT Group AB	216,834
778	Probi AB	34,742
11,639	QleanAir AB	87,550
953,575	Ratos AB - Class B	5,482,945
144,420	Sectra AB - Class B	3,524,736
9,984	SkiStar AB(a)	208,097
24,081	Softronic AB - Class B	70,241
3,574	Studsvik AB	35,790
33,487	Svedbergs i Dalstorp AB - Class B	230,837
73,808	SwedenCare AB	1,216,096
46,256	Systemair AB	445,971
59,684	Tethys Oil AB	434,356
15,913	Troax Group AB	652,233
1,497	VBG Group AB - Class B	28,849
59,080	Vitrolife AB	3,845,566
26,897	Volati AB	601,330
		153,489,609
SWITZERLAND — 2.4%
372,085	Alcon, Inc.	30,746,998
10,788	ALSO Holding AG	3,193,041
117,666	Arbonia AG	2,554,828
101,147	Ascom Holding AG(a)	1,570,894
2,358	Bachem Holding AG - Class B	1,895,465
87,858	Baloise Holding AG	14,009,685
5,160	Barry Callebaut AG	11,936,304
Shares		Value
SWITZERLAND (continued)
29,311	Belimo Holding AG	$17,030,856
2,908	Bellevue Group AG	130,536
13,973	Bobst Group SA(a)	1,138,473
9,363	Bossard Holding AG - Class A	3,435,963
15,081	Bucher Industries AG	7,603,090
17,298	Burckhardt Compression Holding AG	7,273,624
606	Burkhalter Holding AG	43,815
1,678	Calida Holding AG	88,885
1,562	Coltene Holding AG	197,212
56,397	Comet Holding AG	20,942,529
10,008	dormakaba Holding AG	7,416,370
15,136	EFG International AG	106,296
266	Energiedienst Holding AG	13,451
1,573	Feintool International Holding AG(a)	92,944
1,106,226	Ferrexpo Plc	4,723,448
7,640	Georg Fischer AG	11,556,793
1,410,311	Glencore Plc	7,049,621
572	Hiag Immobilien Holding AG	60,599
31,457	Huber + Suhner AG	2,796,636
52	Ina Invest Holding AG(a)	1,051
2,792	Inficon Holding AG	3,573,858
168	Interroll Holding AG	815,596
1,339	Investis Holding SA	149,168
59	Kardex Holding AG	18,172
11,005	Komax Holding AG(a)	2,802,934
8,388	Kudelski SA	33,393
20	LEM Holding SA	48,493
9,072	Leonteq AG	600,440
92	Metall Zug AG - Class B	207,995
16,551	Mobilezone Holding AG	222,343
1,498	Mobimo Holding AG	504,732
15,330	OC Oerlikon Corp. AG	155,627
19	Orell Fuessli AG	1,942
135	Phoenix Mecano AG	65,686
51,393	PSP Swiss Property AG	6,421,318
348,937	Quotient Ltd.(a)	882,811
7,575	Rieter Holding AG(a)	1,571,920
409	Schweiter Technologies AG	586,966
29,401	SFS Group AG	3,956,098
15,131	Siegfried Holding AG	14,534,419
2,367	Swissquote Group Holding SA	479,294
39,412	Tecan Group AG	24,105,199
86,248	Temenos AG	13,173,638
10,644	Vontobel Holding AG	984,651
1,976	V-ZUG Holding AG(a)	277,538
16,997	Zehnder Group AG	1,828,533
		235,612,171
TAIWAN — 0.8%
6,172,000	Acer, Inc.	5,770,610
1,831,000	ASE Technology Holding Co. Ltd.	6,571,149
6,150,100	AU Optronics Corp.	4,246,253
2,226,018	Cheng Shin Rubber Industry Co. Ltd.	2,729,641

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
TAIWAN (continued)
7,721,432	China Petrochemical Development Corp.(a)	$3,359,740
1,645,000	ENNOSTAR, Inc.(a)	4,318,284
1,067,000	Everlight Electronics Co. Ltd.	1,899,293
1,644,000	Hon Hai Precision Industry Co. Ltd.	6,325,692
2,247,000	HTC Corp.(a)	5,300,653
8,110,500	Innolux Corp.	4,870,645
2,741,431	International CSRC Investment Holdings Co.	2,365,979
4,243,000	Inventec Corp.	4,050,979
1,363,000	Pegatron Corp.	3,332,938
303,000	Phison Electronics Corp.	4,254,868
6,722,000	Qisda Corp.	7,493,464
5,777,000	Winbond Electronics Corp.	5,463,621
4,812,696	Wistron Corp.	5,053,517
		77,407,326
THAILAND — 0.5%
11,652,166	Banpu Public Co. Ltd. - FOR	4,003,155
176,442	Fabrinet(a)	16,938,432
43,105,207	IRPC Public Co. Ltd. - FOR	5,585,848
5,002,000	Italian-Thai Development Public Co. Ltd. - FOR(a)	352,737
3,299,558	PTT Global Chemical Public Co. Ltd. - FOR	6,239,652
396,032	Siam Cement Public Co. Ltd. (The) - FOR	4,714,311
3,229,183	Thai Oil Public Co. Ltd. - FOR	5,425,358
		43,259,493
TURKEY — 0.5%
1,843,327	Arcelik AS	6,457,588
6,634,452	Dogan Sirketler Grubu Holding AS	1,835,619
18,659,402	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,823,489
4,729,940	Eregli Demir ve Celik Fabrikalari TAS	9,687,177
7,551,154	Petkim Petrokimya Holding AS(a)	5,128,879
3,078,894	Turkcell Iletisim Hizmetleri AS	4,896,639
8,814,293	Turkiye Is Bankasi AS - Class C	5,161,688
589,180	Turkiye Petrol Rafinerileri AS(a)	8,567,440
19,202,250	Yapi ve Kredi Bankasi AS	5,452,688
		51,011,207
UNITED KINGDOM — 6.1%
4,205	4imprint Group Plc	164,586
3,659	accesso Technology Group Plc(a)	44,367
2,089,252	Adaptimmune Therapeutics Plc - ADR(a)	10,592,508
42,832	Advanced Medical Solutions Group Plc	190,508
70,342	Alliance Pharma Plc	98,962
2,184,420	Alphawave IP Group Plc(a)	5,961,039
2,756	Aptitude Software Group Plc	23,875
408,574	ASOS Plc(a)	13,878,201
Shares		Value
UNITED KINGDOM (continued)
200,483	AVEVA Group Plc	$9,762,121
1,420,934	B&M European Value Retail SA	12,313,329
1,763,414	Balfour Beatty Plc	6,129,833
19,959	Belvoir Group Plc	71,975
27,727	Bloomsbury Publishing Plc	137,364
5,522,351	boohoo Group Plc(a)	13,735,962
5,000	Braemar Shipping Services Plc	17,175
134,494	Brewin Dolphin Holdings Plc	692,993
27,923	Brickability Group Plc	40,316
902,440	Britvic Plc	10,967,104
119,918	Bytes Technology Group Plc(a)	876,368
14,468	Central Asia Metals Plc	48,609
1,508,173	Centrica Plc(a)	1,245,011
380,893	Ceres Power Holdings Plc(a)	6,489,825
10,247	Cerillion Plc	111,487
359,900	Chemring Group Plc	1,440,683
4,567	Clarkson Plc	250,007
63,918	Computacenter Plc	2,353,077
40,496	Concentric AB	1,190,643
8,906,881	ConvaTec Group Plc(b)	26,061,177
7,431	Craneware Plc	231,869
146,084	Crest Nicholson Holdings plc	711,727
166,601	CVS Group Plc(a)	5,688,645
30,892	Daily Mail & General Trust Plc - Class A	439,683
15,024	Dechra Pharmaceuticals Plc	1,052,728
10,545	Devro Plc	31,100
45,700	DFS Furniture Plc(a)	170,742
43,810	Dignity Plc(a)	424,490
87,434	dotdigital group plc	287,777
1,931,507	Drax Group Plc	14,023,046
2,500	Eco Animal Health Group Plc	9,152
107,607	EKF Diagnostics Holdings Plc	119,285
1,683,858	Electrocomponents Plc	25,924,993
610,966	Elementis Plc(a)	1,166,412
79,118	EMIS Group Plc	1,459,573
1,306	Epwin Group Plc	1,993
341,992	Ergomed Plc(a)	6,716,276
135,738	FDM Group Holdings Plc	2,232,886
248,897	Fevertree Drinks Plc	7,728,849
19,537	Focusrite Plc	362,291
274,139	Frasers Group Plc(a)	2,414,238
11,561	Galliford Try Holdings Plc	31,644
8,895	Gattaca Plc(a)	26,051
235,343	Genus Plc	17,810,950
111,075	Go-Ahead Group Plc (The)(a)	1,193,292
172,353	Greggs Plc	7,205,941
644,285	Gulf Keystone Petroleum Ltd.	1,752,892
530,375	Halfords Group Plc	1,933,650
5,585	Hargreaves Services Plc	32,102
73,434	Headlam Group Plc	457,266
2,622	Hill & Smith Holdings Plc	65,810
726,325	HomeServe Plc	8,498,803

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
UNITED KINGDOM (continued)
1,973,365	Howden Joinery Group Plc	$24,840,566
238,107	Hunting Plc	552,009
409,611	IMI Plc	9,159,765
100,750	Impact Healthcare Plc REIT	162,976
10,195	Impax Asset Management Group Plc	152,918
289,233	Inchcape Plc	3,269,554
201,995	Indivior Plc(a)	672,303
1,241,097	ITM Power Plc(a)	8,305,681
873	James Halstead Plc	6,643
813,046	JD Sports Fashion Plc	12,106,112
1,666,602	JET2 Plc(a)	27,814,699
31,821	Joules Group Plc(a)	87,097
1,087,108	Just Group Plc(a)	1,367,253
308,965	Kainos Group Plc	8,372,114
69,678	Keller Group Plc	874,431
85,517	Kin & Carta Plc(a)	312,482
13,357	Liontrust Asset Management Plc	398,498
360,123	Lookers Plc(a)	315,422
33,599	M&C Saatchi Plc(a)	74,491
28,648	Macfarlane Group Plc	51,458
2,501,114	Man Group Plc	7,965,087
919,112	Micro Focus International Plc	4,486,754
24,897	Morgan Advanced Materials Plc	117,892
21,090	Morgan Sindall Group Plc	656,627
32,539	Next Fifteen Communications Group Plc	549,961
307,405	Ninety One Plc	1,097,183
484	Norcros Plc	2,206
8,750	Numis Corp. Plc	40,355
3,144,199	Ocado Group Plc(a)	77,582,974
510,237	Orchard Therapeutics plc - ADR(a)	979,655
510,331	Oxford Biomedica Plc(a)	10,629,853
48,846	Oxford Instruments Plc	1,540,851
96,831	Oxford Metrics Plc	160,347
812,375	Oxford Nanopore Technologies Plc(a)	6,209,268
47,725	Pagegroup Plc	433,685
5,827	Patisserie Holdings Plc(a)(c)	0
45,186	PayPoint Plc	426,691
63,657	Pharos Energy Plc(a)	17,467
17,255	Phoenix Spree Deutschland Ltd.	94,693
150,806	Polar Capital Holdings Plc	1,713,000
36,420	Rathbone Brothers Plc	982,896
7,691	Renew Holdings Plc	80,310
137,598	Renishaw Plc	9,462,565
4,160,856	Rentokil Initial Plc	33,505,493
609,230	Rightmove Plc	5,764,628
12,337	RM Plc	35,118
805	Robert Walters Plc	9,364
5,217,980	Rotork Plc	25,293,658
2,364,062	Royal Mail Plc	13,604,592
111,903	RPS Group Plc	193,575
307,077	Safestore Holdings Plc REIT	5,051,408
53,484	Sanderson Design Group Plc	129,190
Shares		Value
UNITED KINGDOM (continued)
59,554	Savills Plc	$1,155,707
153,639	Senior Plc(a)	336,841
134,385	Serica Energy Plc	378,860
1,272,810	SIG Plc(a)	904,919
16,957	Softcat Plc	450,902
150,092	Speedy Hire Plc	131,051
514,796	Spirent Communications Plc	2,029,029
26,063	Springfield Properties Plc	53,324
823,428	St. James’s Place Plc	17,799,423
109,870	SThree Plc	885,636
9,253	Stolt-Nielsen Ltd.	142,389
2,130,648	Trainline Plc(a)(b)	9,237,566
172,326	Travis Perkins Plc	3,638,961
51,428	Tyman Plc	262,876
1,163	UP Global Sourcing Holdings Plc	2,626
60,862	Vertu Motors Plc(a)	51,142
191,004	Victrex Plc	5,980,798
4,337	Vitec Group Plc (The)	85,470
152,630	Volution Group Plc	1,031,876
111,284	Wincanton Plc	577,208
536,125	YouGov Plc	9,685,023
		597,630,706
UNITED STATES — 43.4%
580,755	A.O. Smith Corp.	42,435,768
356,807	Advance Auto Parts, Inc.	80,467,115
159,744	AeroVironment, Inc.(a)	14,234,788
243,923	Agilysys, Inc.(a)	11,640,006
105,000	Albany International Corp. - Class A	8,468,250
409,101	Alnylam Pharmaceuticals, Inc.(a)	65,276,156
510,000	Altra Industrial Motion Corp.	26,596,500
87,999	Ambarella, Inc.(a)	16,352,854
135,659	ANSYS, Inc.(a)	51,493,443
306,699	Appian Corp.(a)	30,488,948
40,000	Asana, Inc. - Class A(a)	5,432,000
278,050	Aspen Technology, Inc.(a)	43,567,654
240,000	AtriCure, Inc.(a)	18,014,400
145,000	Avanos Medical, Inc.(a)	4,573,300
254,575	Axogen, Inc.(a)	3,866,994
145,712	Axon Enterprise, Inc.(a)	26,222,332
65,000	Axonics, Inc.(a)	4,767,750
400,000	Barnes Group, Inc.	16,776,000
207,681	Benefitfocus, Inc.(a)	2,276,184
489,003	BioCryst Pharmaceuticals, Inc.(a)	7,300,815
335,000	Blackbaud, Inc.(a)	23,788,350
427,574	Blackline, Inc.(a)	54,246,313
498,310	BRP Group, Inc. - Class A(a)	18,188,315
200,000	Bryn Mawr Bank Corp.	9,268,000
189,669	Burlington Stores, Inc.(a)	52,403,648
526,860	Cardiovascular Systems, Inc.(a)	18,482,249
161,839	Cardlytics, Inc.(a)	12,730,256
252,600	Carlisle Cos, Inc.	56,309,592
373,440	CDW Corp.	69,702,576

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
UNITED STATES (continued)
325,000	Central Garden & Pet Co. - Class A(a)	$15,015,000
119,275	Cerence, Inc.(a)	12,539,381
105,521	CEVA, Inc.(a)	4,812,813
65,000	Chase Corp.	6,240,000
522,676	Chegg, Inc.(a)	31,067,861
146,063	Chinook Therapeutics, Inc.(a)	1,568,717
1,241,194	Codexis, Inc.(a)	43,156,315
195,000	Community Bank System, Inc.	13,975,650
295,000	CONMED Corp.	43,152,600
205,436	Cooper Cos, Inc. (The)	85,650,377
140,000	CSW Industrials, Inc.	19,406,800
600,745	CVB Financial Corp.	12,026,915
194,873	Digimarc Corp.(a)	9,846,933
96,280	Domino’s Pizza, Inc.	47,078,032
384,510	Dover Corp.	65,012,951
690,000	elf Beauty, Inc.(a)	22,293,900
210,000	Envestnet, Inc.(a)	17,535,000
159,750	Envista Holdings Corp.(a)	6,246,225
310,150	Equifax, Inc.	86,044,915
115,000	ESCO Technologies, Inc.	9,724,400
140,876	Everbridge, Inc.(a)	22,442,956
185,122	EverQuote, Inc. - Class A(a)	2,552,832
1,075,000	Evoqua Water Technologies Corp.(a)	44,967,250
240,582	Exact Sciences Corp.(a)	22,908,218
196,400	Expedia Group, Inc.(a)	32,290,124
275,000	German American Bancorp, Inc.	10,840,500
84,660	Gibraltar Industries, Inc.(a)	5,516,446
274,730	Glaukos Corp.(a)	12,557,908
325,000	Globus Medical, Inc. - Class A(a)	25,080,250
160,745	HEICO Corp.	22,406,246
105,000	Honest Co., Inc. (The)(a)	960,750
2,165,000	Hostess Brands, Inc.(a)	40,940,150
1,013,580	IAA, Inc.(a)	60,460,047
300,000	Independent Bank Corp.	25,350,000
321,197	Ingersoll Rand, Inc.(a)	17,267,551
160,000	Innospec, Inc.	14,497,600
159,754	Inspire Medical Systems, Inc.(a)	43,066,483
582,050	Integra LifeSciences Holdings Corp.(a)	38,683,043
106,263	Intersect ENT, Inc.(a)	2,865,913
76,268	IPG Photonics Corp.(a)	12,127,375
141,141	iRobot Corp.(a)	11,773,982
120,000	J & J Snack Foods Corp.	17,706,000
345,000	John Bean Technologies Corp.	50,973,750
475,000	John Wiley & Sons, Inc. - Class A	25,730,750
260,440	Jones Lang LaSalle, Inc.(a)	67,253,421
164,123	Laboratory Corp. of America Holdings(a)	47,106,583
210,000	Lancaster Colony Corp.	35,700,000
366,900	Lantheus Holdings, Inc.(a)	8,581,791
190,467	Legend Biotech Corp. - ADR(a)	9,999,517
134,240	LendingTree, Inc.(a)	21,664,994
354,100	Lincoln Electric Holdings, Inc.	50,423,840
252,660	LivePerson, Inc.(a)	13,014,517
Shares		Value
UNITED STATES (continued)
217,246	LiveRamp Holdings, Inc.(a)	$11,624,833
38,074	Madrigal Pharmaceuticals, Inc.(a)	2,960,253
113,141	MarketAxess Holdings, Inc.	46,237,332
35,000	Masimo Corp.(a)	9,923,900
525,946	Match Group, Inc.(a)	79,302,138
495,440	MaxCyte, Inc.(a)	5,125,940
290,000	MGP Ingredients, Inc.	18,620,900
562,101	Model N, Inc.(a)	18,217,693
33,545	Montrose Environmental Group, Inc.(a)	2,299,510
275,000	MSA Safety, Inc.	42,083,250
343,759	Myriad Genetics, Inc.(a)	10,577,464
376,365	Nasdaq, Inc.	78,987,723
205,000	National Vision Holdings, Inc.(a)	12,636,200
64,017	Nevro Corp.(a)	7,281,294
570,000	New Relic, Inc.(a)	46,261,200
95,000	Omnicell, Inc.(a)	16,924,250
370,000	Outset Medical, Inc.(a)	19,709,900
285,647	Pacira BioSciences, Inc.(a)	14,933,625
165,000	Palomar Holdings, Inc.(a)	15,089,250
127,873	Paycom Software, Inc.(a)	70,055,223
85,000	Penumbra, Inc.(a)	23,506,750
215,000	Prestige Consumer Healthcare, Inc.(a)	12,897,850
225,000	Prosperity Bancshares, Inc.	16,944,750
305,000	Pulmonx Corp.(a)	11,873,650
1,880,000	Pure Storage, Inc. - Class A(a)	50,496,800
3,304,860	PureTech Health Plc(a)	16,010,946
499,947	Q2 Holdings, Inc.(a)	39,225,842
115,000	Qualys, Inc.(a)	14,315,200
27,264	Reata Pharmaceuticals, Inc. - Class A(a)	2,617,617
95,047	Rubius Therapeutics, Inc.(a)	1,350,618
605,000	SailPoint Technologies Holding, Inc.(a)	29,027,900
885,000	Sally Beauty Holdings, Inc.(a)	13,505,100
300,000	Selective Insurance Group, Inc.	23,511,000
270,000	Sensient Technologies Corp.	25,812,000
135,000	Shake Shack, Inc. - Class A(a)	9,337,950
83,304	Shockwave Medical, Inc.(a)	17,802,065
237,705	SI-BONE, Inc.(a)	5,360,248
1,070,000	Simply Good Foods Co. (The)(a)	42,425,500
94,163	Splunk, Inc.(a)	15,519,946
122,128	Sprout Social, Inc. - Class A(a)	15,593,303
733,245	SS&C Technologies Holdings, Inc.	58,270,980
382,425	STAAR Surgical Co.(a)	45,302,065
130,000	Standex International Corp.	14,465,100
431,275	STERIS Plc	100,806,218
179,785	Stock Yards Bancorp, Inc.	11,011,831
247,050	Stratasys Ltd.(a)	7,791,957
777,655	Sumo Logic, Inc.(a)	13,430,102
233,622	Synopsys, Inc.(a)	77,838,178
119,491	Tabula Rasa HealthCare, Inc.(a)	3,244,181
314,005	Tactile Systems Technology, Inc.(a)	10,830,032
50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
UNITED STATES (continued)
275,378	Teladoc Health, Inc.(a)	$41,193,795
170,413	Teleflex, Inc.	60,827,216
625,000	Tenable Holdings, Inc.(a)	33,281,250
79,136	Tesla, Inc.(a)	88,157,504
65,000	Transcat, Inc.(a)	4,867,200
665,770	TriMas Corp.(a)	22,203,429
234,121	Trupanion, Inc.(a)	23,973,990
275,000	UMB Financial Corp.	27,175,500
889,986	Upwork, Inc.(a)	41,936,140
2,393,730	US Foods Holding Corp.(a)	82,990,619
993,085	Utz Brands, Inc.	15,482,195
300,000	Vapotherm, Inc.(a)	6,861,000
281,659	Varex Imaging Corp.(a)	7,562,544
345,580	Veeco Instruments, Inc.(a)	8,394,138
310,000	Veracyte, Inc.(a)	14,842,800
367,510	Verastem, Inc.(a)	955,526
3,096,024	ViewRay, Inc.(a)	22,631,935
150,000	Washington Trust Bancorp, Inc.	8,199,000
88,181	Wayfair, Inc. - Class A(a)	21,965,887
102,275	WEX, Inc.(a)	15,310,567
155,000	Wingstop, Inc.	26,732,850
257,754	Wolfspeed, Inc.(a)	30,958,833
775,000	Wolverine World Wide, Inc.	25,706,750
195,000	Workiva, Inc.(a)	29,162,250
557,180	Wyndham Hotels & Resorts, Inc.	47,064,995
997,185	Yext, Inc.(a)	12,554,559
140,000	Zevia PBC - Class A(a)	1,566,600
111,597	Zillow Group, Inc. - Class A(a)	11,798,035
488,082	Zillow Group, Inc. - Class C(a)	50,579,938
424,017	Zogenix, Inc.(a)	6,500,181
649,312	Zuora, Inc. - Class A(a)	14,193,960
		4,230,084,871
VIETNAM — 0.0%
794,673	PetroVietnam Drilling & Well Services JSC(a)	979,741
563,790	Vietnam National Petroleum Group	1,340,617
		2,320,358
Total Common Stocks (Cost $5,896,323,763)		8,255,010,047

RIGHTS/WARRANTS — 0.0%
THAILAND — 0.0%
2,510,366	Banpu Public Co. Ltd. Warrants, Expire 09/30/22(a)	389,614
2,510,366	Banpu Public Co. Ltd. Warrants, Expire 09/30/23(a)	255,708
		645,322
Shares		Value
UNITED STATES — 0.0%
146,063	Aduro Biotech CVR Rights, Expire 12/31/21(a)(c)	$0

Total Rights/Warrants (Cost $0)		645,322

EXCHANGE-TRADED FUNDS — 11.9%
1,383,000	Consumer Staples Select Sector SPDR Fund	98,538,750
560,000	Invesco KBW Bank ETF	39,995,200
456,925	iShares Core S&P Small-Cap ETF	51,659,941
49,805	iShares Russell 2000 ETF	11,358,030
213,600	iShares Russell Mid-Cap Growth ETF	25,646,952
853,900	SPDR S&P Bank ETF	47,254,826
128,000	SPDR S&P MidCap 400 ETF Trust	65,169,920
514,500	SPDR S&P Oil & Gas Exploration & Production ETF	54,722,220
1,447,020	SPDR S&P Regional Banking ETF	102,608,188
2,000,000	VanEck Gold Miners ETF	63,420,000
2,822,645	VanEck Junior Gold Miners ETF	122,135,849
238,000	Vanguard Consumer Staples ETF	44,191,840
640,000	Vanguard Energy ETF	51,980,800
379,300	Vanguard Financials ETF	37,797,245
201,830	Vanguard Mid-Cap ETF	50,933,819
974,500	Vanguard Small-Cap Growth ETF	288,062,200

Total Exchange-Traded Funds (Cost $915,411,506)		1,155,475,780

INVESTMENT COMPANY — 0.2%
17,388,439	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	17,388,439

Total Investment Company (Cost $17,388,439)		17,388,439

CASH SWEEP — 3.1%
305,673,113	Citibank - US Dollars on Deposit in Custody Account, 0.03%(d)	305,673,113

Total Cash Sweep (Cost $305,673,113)		305,673,113

TOTAL INVESTMENTS — 99.9% (Cost $7,134,796,821)		$9,734,192,701
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,646,655
NET ASSETS — 100.0%		$9,746,839,356

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,289 which is 0.00% of net assets and the cost is $203,236.
(d)	The rate shown represents the current yield as of October 31, 2021.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

52

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	October 31, 2021

Shares		Value
COMMON STOCKS — 89.5%
ARGENTINA — 0.7%
124,592	MercadoLibre, Inc.(a)	$184,523,244
AUSTRALIA — 0.7%
405,359	Atlassian Corp. Plc - Class A(a)	185,707,119
18,781	Australia & New Zealand Banking Group Ltd.	397,562
21,723	BHP Group Ltd.	597,758
29,875	BlueScope Steel Ltd.	463,403
10,305	Commonwealth Bank of Australia	811,473
26,839	Computershare Ltd.	378,758
3,074	CSL Ltd.	694,858
3,131	Macquarie Group Ltd.(b)	465,948
72,214	Santos Ltd.	379,174
14,776	Woodside Petroleum Ltd.	258,541
8,322	Woolworths Group Ltd.	238,389
		190,392,983
BELGIUM — 0.0%
3,369	Etablissements Franz Colruyt NV	165,285
8,578	Proximus SADP	161,485
2,173	UCB SA	258,986
		585,756
BRAZIL — 0.3%
88,713	Ambev SA	267,689
76,650	B3 SA - Brasil Bolsa Balcao	162,160
1,334,200	Localiza Rent a Car SA	10,671,142
537,647	Pagseguro Digital Ltd. - Class A(a)	19,462,821
62,266	Petroleo Brasileiro SA	306,266
2,488,285	Raia Drogasil SA	10,316,785
53,222	WEG SA	348,068
740,961	XP, Inc. - Class A(a)	24,310,930
		65,845,861
CANADA — 0.6%
9,217	Alimentation Couche-Tard, Inc. - Class B	345,712
5,169	Bank of Nova Scotia (The)	338,892
9,436	Barrick Gold Corp.	173,151
2,548	Canadian National Railway Co.	338,635
15,295	Canadian Natural Resources Ltd.	650,062
8,355	Canadian Pacific Railway Ltd.	646,675
214	Constellation Software, Inc.	376,089
6,378	Dollarama, Inc.	288,288
8,230	Enbridge, Inc.	344,734
117,665	GoGold Resources, Inc.(a)	327,059
42,580	Kinross Gold Corp.	255,975
6,971	Metro, Inc.	350,747
4,698	Rogers Communications, Inc. - Class B	218,501
5,522	Royal Bank of Canada	574,777
105,965	Shopify, Inc. - Class A(a)	155,422,045
4,442	TC Energy Corp.	240,297
Shares		Value
CANADA (continued)
4,970	Toronto-Dominion Bank (The)	$360,783
5,774	Wheaton Precious Metals Corp.	233,088
		161,485,510
CHILE — 0.0%
20,232	Antofagasta Plc	394,700
CHINA — 5.9%
574,500	AAC Technologies Holdings, Inc.	2,506,815
569,964	Agricultural Bank of China Ltd. - H Shares	194,127
2,413,412	Alibaba Group Holding Ltd.(a)	50,560,524
295,476	Alibaba Group Holding Ltd. - ADR(a)	48,735,811
11,044,878	ANTA Sports Products Ltd.	172,618,362
179,387	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	11,148,190
509,680	Bank of China Ltd. - H Shares	180,145
36,796	BeiGene Ltd. - ADR(a)	13,162,665
289,800	Beijing United Information Technology Co. Ltd. - A Shares	5,074,491
665,587	Berry Genomics Co. Ltd. - A Shares(a)	2,016,191
242,965	BGI Genomics Co. Ltd. - A Shares	3,379,248
139,895	Bilibili, Inc. - ADR(a)	10,254,303
264,557	Burning Rock Biotech Ltd. - ADR(a)	3,727,608
448,058	China Construction Bank Corp. - H Shares	304,637
128,302	China International Capital Corp. Ltd. - H Shares(c)	319,250
97,010	China Life Insurance Co. Ltd. - H Shares	169,071
2,677,793	China Merchants Bank Co. Ltd. - H Shares	22,560,161
16,269,000	China Molybdenum Co. Ltd. - H Shares	10,099,514
391,836	China Petroleum & Chemical Corp. - H Shares	192,380
106,358	China Shenhua Energy Co. Ltd. - H Shares	229,106
101,776	CITIC Securities Co. Ltd. - H Shares	259,264
332,686	Contemporary Amperex Technology Co. Ltd. - A Shares	33,188,383
2,550,000	Country Garden Services Holdings Co. Ltd.	19,828,417
422,300	ENN Energy Holdings Ltd.	7,311,074
2,406,721	Estun Automation Co. Ltd. - A Shares	9,934,652
1,493,718	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	27,279,093
158,113	Fosun International Ltd.	185,944
1,142,800	Fuyao Glass Industry Group Co. Ltd. - H Shares(c)	6,594,913
635,600	Glodon Co. Ltd. - A Shares	7,390,940
599,255	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	10,707,312

53

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
CHINA (continued)
1,866,800	Haier Smart Home Co. Ltd. - H Shares	$6,982,055
211,457	Haitong Securities Co. Ltd. - H Shares	188,342
898,835	Hangzhou Robam Appliances Co. Ltd. - A Shares	4,394,825
330,612	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	8,792,035
1,082,686	Hangzhou Tigermed Consulting Co. Ltd. - H Shares(c)	21,109,629
2,086,816	Huayu Automotive Systems Co. Ltd. - A Shares	8,708,569
370,445	Industrial & Commercial Bank of China Ltd. - H Shares	202,827
605,858	JD Health International, Inc.(a)(c)	5,365,159
724,650	JD.com, Inc. - A Shares(a)	28,909,628
272,967	Kanzhun Ltd. - ADR(a)	9,581,142
124,114	KE Holdings, Inc. - ADR(a)	2,261,357
3,025,000	Kingdee International Software Group Co. Ltd.(a)	9,991,967
1,192,000	Kingsoft Corp. Ltd.	5,124,658
332,900	Kuaishou Technology(a)(c)	4,428,398
80,427	Kweichow Moutai Co. Ltd. - A Shares	22,920,437
1,885,500	Li Ning Co. Ltd.	20,962,117
531,500	LONGi Green Energy Technology Co. Ltd. - A Shares	8,103,163
510,759	Lufax Holding Ltd. - ADR(a)	3,222,889
229,524	Luzhou Laojiao Co. Ltd. - A Shares	8,201,060
1,423,000	Medlive Technology Co. Ltd.(a)(c)	7,398,027
922,400	Meituan - B Shares(a)(c)	31,961,833
1,023,211	Midea Group Co. Ltd. - A Shares	10,981,596
1,246,000	Minth Group Ltd.	4,980,477
103,340	NetEase, Inc. - ADR	10,084,951
59,816	New China Life Insurance Co. Ltd. - H Shares	173,363
286,134	NIO, Inc. - ADR(a)	11,276,541
204,855	PICC Property & Casualty Co. Ltd. - H Shares	191,677
75,546	Pinduoduo, Inc. - ADR(a)	6,717,550
4,209,305	Ping An Bank Co. Ltd. - A Shares	12,809,914
319,300	Ping An Healthcare and Technology Co. Ltd.(a)(c)	1,553,307
2,795,500	Ping An Insurance Group Co. of China Ltd. - H Shares	20,084,628
851,600	Pop Mart International Group Ltd.(c)	5,029,371
235,696	Proya Cosmetics Co. Ltd. - A Shares	7,393,490
223,500	SG Micro Corp. - A Shares	11,301,179
467,593	Shandong Sinocera Functional Material Co. Ltd. - A Shares	3,121,835
1,240,252	Shenzhen Inovance Technology Co. Ltd. - A Shares	12,625,789
1,551,637	Shenzhen Megmeet Electrical Co. Ltd. - A Shares	7,417,172
Shares		Value
CHINA (continued)
602,300	Shenzhou International Group Holdings Ltd.	$12,989,646
845,617	Sinocare, Inc. - A Shares	3,097,334
327,100	Sunny Optical Technology Group Co. Ltd.	8,837,018
6,712,540	Tencent Holdings Ltd.	414,977,410
384,819	Tencent Music Entertainment Group - ADR(a)	3,024,677
212,772	Topchoice Medical Corp. - A Shares(a)	7,918,287
2,918,000	Weichai Power Co. Ltd. - H Shares	5,243,061
539,500	WuXi AppTec Co. Ltd. - H Shares(c)	11,531,245
12,527,548	Wuxi Biologics Cayman, Inc.(a)(c)	190,638,350
442,839	Yatsen Holding Ltd. - ADR(a)	1,239,949
374,484	Yifeng Pharmacy Chain Co. Ltd. - A Shares	2,790,666
1,439,840	Yonyou Network Technology Co. Ltd. - A Shares	7,145,664
4,426	Yum China Holdings, Inc.	252,636
141,400	Yunnan Energy New Material Co. Ltd. - A Shares	6,437,935
79,400	Zai Lab Ltd. - ADR(a)	8,289,360
2,819,868	Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	10,438,658
		1,519,517,444
CYPRUS — 0.1%
300,294	TCS Group Holding Plc - GDR	30,750,106
DENMARK — 0.0%
1,639	Carlsberg AS - Class B	270,365
2,330	Chr Hansen Holding A/S	185,386
1,502	Coloplast A/S - Class B	244,848
2,840	DSV A/S	660,019
4,513	GN Store Nord AS	273,866
9,596	Novo Nordisk A/S - Class B	1,050,266
4,181	Novozymes A/S - Class B	307,451
		2,992,201
FINLAND — 0.0%
3,384	Elisa Oyj	204,123
13,020	Kesko Oyj - Class B	422,786
3,477	Kone Oyj - Class B	236,985
7,400	UPM-Kymmene Oyj	261,080
		1,124,974
FRANCE — 1.1%
2,393	Air Liquide SA	399,012
1,297,717	Airbus SE(a)	165,917,790
2,923	Atos SE	151,987
8,602	BNP Paribas SA	575,752
2,675	Capgemini SE	622,480
4,966	Edenred	268,492
322	Hermes International	510,144
1,348	L’Oreal SA	615,446

54

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
FRANCE (continued)
1,727	LVMH Moet Hennessy Louis Vuitton SE	$1,351,970
4,276	Sanofi	427,228
970	Sartorius Stedim Biotech	533,973
675,737	Schneider Electric SE	116,313,529
941	Teleperformance	392,803
12,014	TotalEnergies SE	602,331
		288,682,937
GERMANY — 1.7%
347,133	adidas AG	113,684,253
5,078	BASF SE	365,594
1,320	Deutsche Boerse AG	219,122
6,906	Deutsche Post AG	427,268
27,659	Deutsche Telekom AG	514,075
8,321	Evonik Industries AG	269,527
2,839	Fresenius Medical Care AG & Co KGaA	188,577
6,643	Fresenius SE & Co KGaA	301,528
7,225	RWE AG	277,874
1,105,481	Siemens AG	179,268,867
5,032	Vonovia SE	305,159
1,395,982	Zalando SE(a)(c)	131,650,149
		427,471,993
HONG KONG — 0.6%
10,927,695	AIA Group Ltd.	123,385,130
63,099	BOC Hong Kong Holdings Ltd.	200,314
53,378	China Mengniu Dairy Co. Ltd.	339,937
58,130	China Overseas Land & Investment Ltd.	128,207
41,359	China Resources Beer Holdings Co. Ltd.	342,864
47,099	China Resources Land Ltd.	183,420
91,053	CLP Holdings Ltd.	891,162
3,774,000	Geely Automobile Holdings Ltd.	13,120,841
103,863	Guangdong Investment Ltd.	130,822
11,151	Hang Seng Bank Ltd.	212,113
14,987	Hong Kong Exchanges & Clearing Ltd.	906,867
418,257	Hutchmed China Ltd. - ADR(a)	12,305,121
32,806	Sun Hung Kai Properties Ltd.	436,401
27,057	Techtronic Industries Co. Ltd.	556,754
		153,139,953
INDIA — 3.5%
978,195	Apollo Hospitals Enterprise Ltd.	55,676,368
1,919,124	Asian Paints Ltd.	79,452,150
522,805	Bajaj Finance Ltd.	51,666,626
3,084,267	Bandhan Bank Ltd.(c)	12,004,469
622,973	Britannia Industries Ltd.	30,580,326
10,003,149	HDFC Bank Ltd.	211,447,918
7,540	Hero MotoCorp Ltd.	267,551
Shares		Value
INDIA (continued)
2,192,088	Housing Development Finance Corp. Ltd.	$83,276,290
3,761,045	ICICI Prudential Life Insurance Co. Ltd.(c)	31,060,248
730,029	Jubilant Foodworks Ltd.	35,967,562
5,336,341	Reliance Industries Ltd.	180,743,442
27,555	Tata Consumer Products Ltd.	297,882
3,891,533	Titan Co. Ltd.	123,871,643
		896,312,475
INDONESIA — 0.1%
45,058,810	Bank Central Asia Tbk PT	23,773,750
1,066,862	Bank Rakyat Indonesia Persero Tbk PT	320,040
		24,093,790
IRELAND — 1.4%
2,717	Accenture Plc - Class A	974,832
1,588,040	Aptiv Plc(a)	274,556,236
6,725	Experian Plc	308,041
905	ICON Plc(a)	259,527
1,778	Jazz Pharmaceuticals Plc(a)	236,545
789,505	Medtronic Plc	94,630,069
		370,965,250
ISRAEL — 0.0%
1,867	Check Point Software Technologies Ltd.(a)	223,293
1,420	Nice Ltd.(a)	399,477
		622,770
ITALY — 0.0%
1,276	DiaSorin SpA	288,153
20,891	FinecoBank Banca Fineco SpA(a)	398,837
11,946	Prysmian SpA	451,573
		1,138,563
JAPAN — 2.2%
9,594	Aeon Co. Ltd.	220,374
5,876	Asahi Group Holdings Ltd.	265,870
11,847	Astellas Pharma, Inc.	199,260
3,761	Bandai Namco Holdings, Inc.	286,658
7,180	Chugai Pharmaceutical Co. Ltd.	267,545
1,559	Daikin Industries Ltd.	340,456
7,875	Daiwa House Industry Co. Ltd.	259,172
130	Daiwa House REIT Investment Corp.	372,977
800	Disco Corp.	214,784
13,699	Fuji Electric Co. Ltd.	667,071
3,290	Fujitsu Ltd.	566,495
4,576	Hamamatsu Photonics KK	270,605
6,693	Hitachi Ltd.	384,873
2,714	Hoya Corp.	398,260
9,886	ITOCHU Corp.	281,206

55

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
JAPAN (continued)
75	Japan Real Estate Investment Corp. REIT	$459,311
10,695	Japan Tobacco, Inc.	209,771
3,698	Kao Corp.	208,658
8,141	KDDI Corp.	251,998
237,574	Keyence Corp.	142,804,955
8,646	Kyowa Kirin Co. Ltd.	283,712
3,562	Lawson, Inc.	172,201
5,298	M3, Inc.	311,814
9,769	Mitsubishi Corp.	309,591
16,140	Mitsubishi Electric Corp.	215,955
12,213	Mitsubishi Estate Co. Ltd.	185,164
14,123	Mitsui & Co. Ltd.	321,183
11,528	Mitsui Fudosan Co. Ltd.	262,825
4,303	Murata Manufacturing Co. Ltd.	326,684
7,341	Nabtesco Corp.	237,669
7,527	Nichirei Corp.	183,593
5,487	Nihon Kohden Corp.	174,515
2,619,100	Nihon M&A Center Holdings, Inc.	80,083,909
62	Nippon Building Fund, Inc. REIT	402,544
144	Nippon Prologis, Inc. REIT	480,737
9,341	Nippon Telegraph & Telephone Corp.	261,278
50,817	Nomura Holdings, Inc.	245,224
8,212	Nomura Research Institute Ltd.	327,111
1,250	Obic Co. Ltd.	230,204
3,662	Omron Corp.	349,252
11,664	Osaka Gas Co. Ltd.	187,893
4,966	Otsuka Holdings Co. Ltd.	195,808
26,607	Panasonic Corp.	325,073
13,090	Recruit Holdings Co. Ltd.	869,642
5,679	Seven & i Holdings Co. Ltd.	238,271
7,452	Shimadzu Corp.	301,741
1,743	Shin-Etsu Chemical Co. Ltd.	309,756
543	SMC Corp.	323,680
14,944	SoftBank Corp.	203,821
1,611,599	Sony Group Corp.	185,798,735
7,785	Sumitomo Mitsui Financial Group, Inc.	254,161
7,675	Sumitomo Realty & Development Co. Ltd.	276,765
5,361	Suntory Beverage & Food Ltd.	207,667
6,620	Terumo Corp.	291,460
4,237	Tokio Marine Holdings, Inc.	222,975
307,625	Tokyo Electron Ltd.	142,645,152
10,446	Tokyo Gas Co. Ltd.	181,379
4,747	Toyo Suisan Kaisha Ltd.	204,499
42,525	Toyota Motor Corp.	748,642
5,136	Unicharm Corp.	206,927
4,756	Yamaha Corp.	299,610
		568,589,121
KAZAKHSTAN — 0.2%
257,893	Kaspi.KZ JSC - GDR	37,394,485
Shares		Value
MALAYSIA — 0.0%
344,835	Public Bank Berhad	$347,250
67,933	Tenaga Nasional Berhad	158,472
		505,722
MEXICO — 0.0%
353,479	America Movil SAB de CV - Series L	314,711
75,493	Grupo Financiero Banorte SAB de CV - Series O	477,203
106,503	Grupo Mexico SAB de CV - Series B	466,714
82,378	Wal-Mart de Mexico SAB de CV	287,010
		1,545,638
NETHERLANDS — 2.4%
63,216	Adyen NV(a)(c)	190,769,325
270,567	ASML Holding NV	219,938,503
243,651	ASML Holding NV	197,303,220
2,519	IMCD NV	559,243
71,433	ING Groep NV	1,083,404
9,188	Koninklijke Ahold Delhaize NV	298,778
2,404	NXP Semiconductors NV	482,867
17,084	Royal Dutch Shell Plc - Class A	393,023
17,858	Royal Dutch Shell Plc - Class B	411,807
2,754	Wolters Kluwer NV	288,564
		611,528,734
NORWAY — 0.0%
14,386	Aker BP ASA	551,572
12,813	Telenor ASA	202,253
		753,825
POLAND — 0.0%
37,606	Powszechna Kasa Oszczednosci Bank Polski SA(a)	459,983
26,916	Powszechny Zaklad Ubezpieczen SA	269,184
		729,167
PORTUGAL — 0.0%
11,494	Jeronimo Martins SGPS SA	260,426
QATAR — 0.0%
52,733	Qatar National Bank QPSC	296,904
RUSSIA — 0.3%
771,107	Yandex NV - Class A(a)	63,878,504
SINGAPORE — 1.5%
1,089,129	Sea Ltd. - ADR(a)	374,192,051
SOUTH AFRICA — 0.0%
44,587	Absa Group Ltd.	408,653
35,902	Standard Bank Group Ltd.	318,312
33,477	Vodacom Group Ltd.	297,140
		1,024,105
SOUTH KOREA — 0.7%
1,619	Hyundai Mobis Co. Ltd.	349,140
8,899	KB Financial Group, Inc.	431,033

56

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
SOUTH KOREA (continued)
13,024	Kia Corp.	$948,477
733	Korea Zinc Co. Ltd.	336,846
239	LG Household & Health Care Ltd.	239,501
509,856	NAVER Corp.	177,580,242
2,371	POSCO	600,587
29,445	Samsung Electronics Co. Ltd.	1,758,813
7,747	Samsung Electronics Co. Ltd. - Preference Shares	424,293
		182,668,932
SPAIN — 0.0%
42,312	Iberdrola SA	499,643
7,129	Industria de Diseno Textil SA	257,453
13,908	Red Electrica Corp. SA	289,558
		1,046,654
SWEDEN — 0.5%
8,676	Atlas Copco AB - Class A	557,454
6,494	Essity AB - Class B	210,064
800,023	Evolution AB(c)	129,412,197
58,621	Hexagon AB - Class B	941,977
16,248	Sandvik AB	411,498
33,020	Swedish Match AB	290,598
14,654	Tele2 AB - Class B	206,722
		132,030,510
SWITZERLAND — 0.6%
281	Georg Fischer AG	425,060
64	Givaudan SA	301,197
5,785	Logitech International SA	481,578
719	Lonza Group AG	589,429
12,201	Nestle SA	1,610,010
8,954	Novartis AG	739,712
2,638	Roche Holding AG	1,020,078
1,467	Sika AG	496,691
1,117	Sonova Holding AG	461,513
8,514	STMicroelectronics NV	402,693
654	Swisscom AG	356,000
1,052,941	TE Connectivity Ltd.	153,729,386
20,619	UBS Group AG	374,840
665	Zurich Insurance Group AG	294,805
		161,282,992
TAIWAN — 1.2%
386,190	Chunghwa Telecom Co. Ltd.	1,534,567
44,074	Delta Electronics, Inc.	388,303
81,921	Formosa Chemicals & Fibre Corp.	237,145
140,564	Hon Hai Precision Industry Co. Ltd.	540,854
16,025	MediaTek, Inc.	526,128
202,532	Mega Financial Holding Co. Ltd.	243,255
90,443	Pegatron Corp.	221,160
25,438	Realtek Semiconductor Corp.	456,463
147,021	Taiwan Cement Corp.	255,093
Shares		Value
TAIWAN (continued)
10,935,701	Taiwan Semiconductor Manufacturing Co. Ltd.	$232,017,678
693,862	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	78,892,109
87,230	Uni-President Enterprises Corp.	208,912
		315,521,667
THAILAND — 0.3%
41,523,900	CP ALL Public Co. Ltd. - FOR	80,088,287
TURKEY — 0.0%
13,589	BIM Birlesik Magazalar AS	87,847
91,777	Eregli Demir ve Celik Fabrikalari TAS	187,964
		275,811
UNITED KINGDOM — 1.9%
12,964	Anglo American Plc	493,668
8,966	Ashtead Group Plc	751,441
5,940	AstraZeneca Plc	739,268
4,051	AstraZeneca Plc - ADR	252,701
32,538	Barratt Developments Plc	295,233
104,926	BP Plc	502,875
10,997	British American Tobacco Plc	383,247
3,510	Croda International Plc	454,326
9,930	Diageo Plc	493,578
5,852,009	Entain Plc(a)	164,019,546
19,222	GlaxoSmithKline Plc	396,856
10,381	Hargreaves Lansdown Plc	218,360
221,317	ITV Plc(a)	326,054
31,348	JD Sports Fashion Plc	466,766
76,805	Legal & General Group Plc	303,667
522,087	Linde Plc	166,650,170
1,399,903	London Stock Exchange Group Plc	136,024,445
120,828	M&G Plc	330,388
11,844	Mondi Plc	295,816
3,603	Next Plc	392,794
14,882	RELX Plc	461,103
11,000	Rio Tinto Plc	686,540
2,251	Spirax-Sarco Engineering Plc	480,729
13,255	Unilever Plc	709,598
200	Unilever Plc	10,708
		476,139,877
UNITED STATES — 60.9%
2,485	3M Co.	444,020
5,895	A.O. Smith Corp.	430,748
437,159	Abbott Laboratories	56,345,424
1,529,014	AbbVie, Inc.	175,332,035
7,655	ACI Worldwide, Inc.(a)	234,855
4,021	Activision Blizzard, Inc.	314,402
2,526	Adobe, Inc.(a)	1,642,809
802,017	Agilent Technologies, Inc.	126,309,657
4,970	Agilysys, Inc.(a)	237,168
3,235	Agree Realty Corp. REIT	229,879

57

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
UNITED STATES (continued)
474,233	Air Products and Chemicals, Inc.	$142,179,796
3,244	Albemarle Corp.	812,525
195,409	Align Technology, Inc.(a)	122,007,517
5,309	Alliance Data Systems Corp.	452,592
13,024	Ally Financial, Inc.	621,766
36,264	Alphabet, Inc. - Class A(a)	107,374,803
277,827	Alphabet, Inc. - Class C(a)	823,870,964
215,325	Amazon.com, Inc.(a)	726,168,490
4,557	American Express Co.	791,915
391,212	American Tower Corp. REIT	110,310,048
1,807	Ameriprise Financial, Inc.	545,949
2,232	AmerisourceBergen Corp.	272,349
1,659,498	AMETEK, Inc.	219,717,535
238,006	Amgen, Inc.	49,260,102
1,935	Analog Devices, Inc.	335,703
1,019	ANSYS, Inc.(a)	386,792
328,943	Anthem, Inc.	143,132,968
1,062	Aon Plc - Class A	339,755
6,491,611	Apple, Inc.	972,443,328
6,134	Applied Materials, Inc.	838,211
5,115	ASGN, Inc.(a)	612,061
31,203	AT&T, Inc.	788,188
1,966	Autodesk, Inc.(a)	624,421
403,475	Automatic Data Processing, Inc.	90,576,103
209	AutoZone, Inc.(a)	373,032
4,500,491	Avantor, Inc.(a)	181,729,827
1,818	Avery Dennison Corp.	395,815
11,543,276	Bank of America Corp.	551,537,727
10,822	Bank OZK	483,419
4,079	Baxter International, Inc.	322,078
5,370	Berkshire Hathaway, Inc. - Class B(a)	1,541,244
928	Biogen, Inc.(a)	247,479
498	Bio-Rad Laboratories, Inc. - Class A(a)	395,751
1,033	Bio-Techne Corp.	540,930
3,866	Blackbaud, Inc.(a)	274,525
3,698,418	Blackstone, Inc.	511,935,020
278	Booking Holdings, Inc.(a)	672,977
7,362	BorgWarner, Inc.	331,805
13,050	Boyd Gaming Corp.(a)	832,329
10,337	Bristol-Myers Squibb Co.	603,681
182,627	Broadcom, Inc.	97,097,297
1,907	Broadridge Financial Solutions, Inc.	340,228
3,151	Brown-Forman Corp. - Class B	213,921
125	Cable One, Inc.	213,901
755,686	Cadence Design Systems, Inc.(a)	130,816,803
3,752	California Water Service Group	228,422
3,903	Cardinal Health, Inc.	186,602
2,827	Caterpillar, Inc.	576,736
5,536	CDK Global, Inc.	240,927
4,257	Cerner Corp.	316,253
7,559	Charles Schwab Corp. (The)	620,065
778	Charter Communications, Inc. - Class A(a)	525,064
Shares		Value
UNITED STATES (continued)
449	Chemed Corp.	$216,530
3,380,689	Chevron Corp.	387,055,084
91,223	Chipotle Mexican Grill, Inc.(a)	162,288,454
2,741	Church & Dwight Co., Inc.	239,454
2,053	Cigna Corp.	438,541
22,707	Cisco Systems, Inc.	1,270,911
15,129	Citigroup, Inc.	1,046,322
14,533	Citizens Financial Group, Inc.	688,574
2,166	Citrix Systems, Inc.	205,185
1,415	Clorox Co. (The)	230,659
653,342	Cloudflare, Inc. - Class A(a)	127,218,754
2,189,391	Coca-Cola Co. (The)	123,415,971
4,974	Cognizant Technology Solutions Corp. - Class A	388,420
8,569	Colfax Corp.(a)	442,332
4,627	Colgate-Palmolive Co.	352,531
3,653,311	Comcast Corp. - Class A	187,889,785
8,009	Comerica, Inc.	681,486
4,927	CommVault Systems, Inc.(a)	303,010
5,677	ConocoPhillips	422,880
3,054,833	Corteva, Inc.	131,816,044
377,846	Costco Wholesale Corp.	185,726,423
9,490	Coterra Energy, Inc.	202,327
1,977	Crown Castle International Corp. REIT	356,453
18,914	CSX Corp.	684,119
1,340	Cummins, Inc.	321,386
5,905	CVS Health Corp.	527,198
552,085	Danaher Corp.	172,123,540
275,488	Deere & Co.	94,302,297
255,521	DexCom, Inc.(a)	159,243,242
2,583	Digital Realty Trust, Inc. REIT	407,623
1,111	Dollar General Corp.	246,109
570	Domino’s Pizza, Inc.	278,713
565,638	DoorDash, Inc. - Class A(a)	110,186,282
12,132	East West Bancorp, Inc.	964,251
596,129	Eaton Corp. Plc	98,218,214
12,360	eBay, Inc.	948,259
1,441	Ecolab, Inc.	320,219
1,160,910	Edwards Lifesciences Corp.(a)	139,100,236
2,287	Electronic Arts, Inc.	320,752
4,069	Eli Lilly & Co.	1,036,618
2,783	Encompass Health Corp.	176,887
3,777	Entegris, Inc.	531,726
3,476	Envestnet, Inc.(a)	290,246
4,827	EOG Resources, Inc.	446,304
9,238	Equity Commonwealth REIT(a)	239,541
3,162	Equity LifeStyle Properties, Inc. REIT	267,221
2,297	Euronet Worldwide, Inc.(a)	257,700
2,160	Extra Space Storage, Inc. REIT	426,319
12,312	Exxon Mobil Corp.	793,755
1,253	Fair Isaac Corp.(a)	498,945
5,534	Fastenal Co.	315,881

58

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
UNITED STATES (continued)
12,111	Fifth Third BanCorp	$527,192
1,581	FleetCor Technologies, Inc.(a)	391,155
25,044	Flex Ltd.(a)	423,244
515,153	Fortinet, Inc.(a)	173,266,560
1,428,400	Freeport-McMoRan, Inc.	53,879,248
2,454	General Dynamics Corp.	497,548
1,581,955	General Electric Co.	165,899,621
5,106	General Mills, Inc.	315,551
736,274	Genuine Parts Co.	96,532,884
5,944	Gilead Sciences, Inc.	385,647
2,458	Goldman Sachs Group, Inc. (The)	1,016,014
4,292	Graco, Inc.	322,673
2,275	Guidewire Software, Inc.(a)	286,036
1,734	HCA Healthcare, Inc.	434,298
297,317	Hershey Co. (The)	52,134,536
271,616	Home Depot, Inc. (The)	100,970,532
685,954	Honeywell International, Inc.	149,963,263
4,340	Hormel Foods Corp.	183,669
17,050	HP, Inc.	517,126
753	Humana, Inc.	348,759
766	IDEXX Laboratories, Inc.(a)	510,263
577,043	Illinois Tool Works, Inc.	131,490,788
963	Illumina, Inc.(a)	399,703
4,122	Integra LifeSciences Holdings Corp.(a)	273,948
20,376	Intel Corp.	998,424
4,263	InterDigital, Inc.	285,408
6,440	International Business Machines Corp.	805,644
234,225	Intuit, Inc.	146,622,508
284,532	Intuitive Surgical, Inc.(a)	102,753,041
1,181	Jack Henry & Associates, Inc.	196,613
2,545	Jack in the Box, Inc.	251,828
10,850	Johnson & Johnson	1,767,248
6,728	Johnson Controls International plc	493,633
1,853	Jones Lang LaSalle, Inc.(a)	478,500
3,347,562	JPMorgan Chase & Co.	568,717,308
8,949	Kennametal, Inc.	355,723
854,842	Keysight Technologies, Inc.(a)	153,888,657
2,345	Kimberly-Clark Corp.	303,654
13,196	Kinder Morgan, Inc.	221,033
571,442	KLA Corp.	213,010,720
6,238	Kroger Co. (The)	249,645
1,591	L3Harris Technologies, Inc.	366,789
187,268	Lam Research Corp.	105,538,627
1,400	Lancaster Colony Corp.	238,000
2,085	Leidos Holdings, Inc.	208,458
4,655	Lennar Corp. - Class A	465,174
1,540	LHC Group, Inc.(a)	207,269
7,893	Liberty Media Corp-Liberty Formula One - Class C(a)	440,429
6,712	Lincoln National Corp.	484,271
132,192	Lockheed Martin Corp.	43,930,045
830,112	Lowe’s Cos, Inc.	194,096,788
3,421	Manhattan Associates, Inc.(a)	621,048
Shares		Value
UNITED STATES (continued)
2,542	Marriott Vacations Worldwide Corp.	$399,653
7,596	Marvell Technology, Inc.	520,326
5,058	Masco Corp.	331,552
1,002	Masimo Corp.(a)	284,107
452,998	Mastercard, Inc. - Class A	151,989,889
296,009	McDonald’s Corp.	72,685,010
1,418	McKesson Corp.	294,774
1,366,518	Merck & Co., Inc.	120,321,910
1,338,604	Meta Platforms, Inc. - Class A(a)	433,132,096
346	Mettler-Toledo International, Inc.(a)	512,384
5,498	Microchip Technology, Inc.	407,347
5,147	Micron Technology, Inc.	355,658
3,107,622	Microsoft Corp.	1,030,549,608
810	Moderna, Inc.(a)	279,620
2,477	Mohawk Industries, Inc.(a)	438,949
1,232	Molina Healthcare, Inc.(a)	364,327
9,007	Mondelez International, Inc. - Class A	547,085
1,081	Monolithic Power Systems, Inc.	568,022
3,586	Monster Beverage Corp.(a)	304,810
2,815	Moody’s Corp.	1,137,682
12,267	Morgan Stanley	1,260,802
523,961	Motorola Solutions, Inc.	130,251,465
928	MSCI, Inc.	617,009
26,825	Navient Corp.	528,452
10,345	NCR Corp.(a)	409,041
4,712	NetApp, Inc.	420,782
227,625	Netflix, Inc.(a)	157,131,814
6,876	Newmont Corp.	371,304
4,409	NextEra Energy Partners LP	380,497
2,958,334	NextEra Energy, Inc.	252,434,640
940,568	NIKE, Inc. - Class B	157,347,621
2,668	Norfolk Southern Corp.	781,857
364,466	Northrop Grumman Corp.	130,194,545
9,778	NortonLifeLock, Inc.	248,850
2,498	Novanta, Inc.(a)	431,055
628,886	NVIDIA Corp.	160,787,284
346,028	Okta, Inc.(a)	85,531,201
14,521	ON Semiconductor Corp.(a)	698,024
12,432	Oracle Corp.	1,192,726
558	O’Reilly Automotive, Inc.(a)	347,255
2,958	PACCAR, Inc.	265,096
3,006	Paychex, Inc.	370,580
990	PayPal Holdings, Inc.(a)	230,264
618,563	PepsiCo, Inc.	99,959,781
22,037	Pfizer, Inc.	963,898
7,268	Philip Morris International, Inc.	687,117
3,390	Phillips 66	253,504
2,613	Pioneer Natural Resources Co.	488,579
6,007	Premier, Inc. - Class A	233,973
456,739	Procter & Gamble Co. (The)	65,309,110
5,239	Progress Software Corp.	269,337
2,995	Prologis, Inc. REIT	434,155
1,110,595	Prudential Financial, Inc.	122,220,980

59

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
UNITED STATES (continued)
3,394	PTC, Inc.(a)	$432,226
1,555	Public Storage REIT	516,540
4,457	PVH Corp.(a)	487,284
5,003	QUALCOMM, Inc.	665,599
586,054	Quest Diagnostics, Inc.	86,021,006
5,025	Raytheon Technologies Corp.	446,521
501	Regeneron Pharmaceuticals, Inc.(a)	320,610
1,296	ResMed, Inc.	340,731
7,696	Rollins, Inc.	271,130
923	Roper Technologies, Inc.	450,304
782,343	Ross Stores, Inc.	88,561,228
2,530	Saia, Inc.(a)	790,979
12,948	Schlumberger NV	417,702
2,480	Science Applications International Corp.	222,654
3,915	Seagate Technology Holdings Plc	348,709
1,183	Sherwin-Williams Co. (The)	374,550
753,675	Simon Property Group, Inc. REIT	110,473,681
12,635	Six Flags Entertainment Corp.(a)	519,678
3,359	Skyworks Solutions, Inc.	561,390
342,178	Snowflake, Inc. - Class A(a)	121,076,264
5,185	Spectrum Brands Holdings, Inc.	486,094
223,293	Square, Inc. - Class A(a)	56,828,068
5,255	SS&C Technologies Holdings, Inc.	417,615
578,961	Starbucks Corp.	61,410,393
6,177	State Street Corp.	608,743
4,060	Stericycle, Inc.(a)	271,695
1,156	SVB Financial Group(a)	829,314
12,765	Synchrony Financial	592,934
1,895	Synopsys, Inc.(a)	631,376
1,604	Take-Two Interactive Software, Inc.(a)	290,324
2,609	Target Corp.	677,349
421	Teledyne Technologies, Inc.(a)	189,122
3,082	Teradyne, Inc.	426,056
708,049	Texas Instruments, Inc.	132,745,027
7,257	Textron, Inc.	535,929
280,305	Thermo Fisher Scientific, Inc.	177,452,686
5,612	Timken Co. (The)	398,171
2,177	Tractor Supply Co.	472,779
7,601	Trimble, Inc.(a)	664,099
4,331	TriNet Group, Inc.(a)	438,514
2,610,924	Truist Financial Corp.	165,715,346
263,877	Twilio, Inc. - Class A(a)	76,883,203
678	Tyler Technologies, Inc.(a)	368,303
3,215	Tyson Foods, Inc. - Class A	257,104
5,181	UFP Industries, Inc.	423,961
948	Ulta Beauty, Inc.(a)	348,257
724,057	Union Pacific Corp.	174,787,360
415,274	United Rentals, Inc.(a)	157,434,526
1,925	United Therapeutics Corp.(a)	367,213
673,018	UnitedHealth Group, Inc.	309,904,598
1,231	Vail Resorts, Inc.	424,338
3,940	Valero Energy Corp.	304,680
Shares		Value
UNITED STATES (continued)
970	VeriSign, Inc.(a)	$215,990
1,314	Verisk Analytics, Inc.	276,295
2,746,347	Verizon Communications, Inc.	145,528,928
15,173	Viatris, Inc.	202,560
1,523,844	Visa, Inc. - Class A	322,704,444
11,352	Vistra Corp.	222,386
1,473	VMware, Inc. - Class A(a)	223,454
19,390	Vonage Holdings Corp.(a)	312,567
4,469	Walgreens Boots Alliance, Inc.	210,132
1,397,198	Walmart, Inc.	208,769,325
583,317	Waste Management, Inc.	93,464,883
1,007	Waters Corp.(a)	370,123
1,175	WD-40 Co.	266,725
18,118	Wells Fargo & Co.	926,917
3,190	Welltower, Inc. REIT	256,476
8,213	WESCO International, Inc.(a)	1,064,076
1,181	West Pharmaceutical Services, Inc.	507,688
6,451	Westrock Co.	310,293
3,794	WEX, Inc.(a)	567,962
9,913	Weyerhaeuser Co. REIT	354,092
726	WW Grainger, Inc.	336,218
2,424	Yum! Brands, Inc.	302,855
981	Zebra Technologies Corp. - Class A(a)	523,805
200,300	Zoetis, Inc.	43,304,860
		15,671,499,616
URUGUAY — 0.1%
104,705	Globant SA(a)	33,420,789
VIETNAM — 0.0%
335,600	Vincom Retail JSC(a)	460,221

Total Common Stocks (Cost $14,441,140,992)		23,035,174,548

EXCHANGE-TRADED FUNDS — 8.7%
2,383,650	Consumer Staples Select Sector SPDR Fund	169,835,063
2,444,400	Energy Select Sector SPDR Fund	140,479,668
3,737,000	Financial Select Sector SPDR Fund	150,451,620
1,226,910	Health Care Select Sector SPDR Fund	164,185,096
1,449,429	iShares MSCI ACWI ETF	152,639,368
2,350,695	iShares MSCI Emerging Markets ETF	119,697,389
6,587,856	iShares MSCI Europe Financials ETF	138,674,369
1,514,000	iShares MSCI Japan ETF	103,557,600
1,372,885	Materials Select Sector SPDR Fund	116,859,971
1,350,000	SPDR S&P Metals & Mining ETF	58,887,000
1,477,755	SPDR S&P Oil & Gas Exploration & Production ETF	157,174,022
8,644,585	VanEck Gold Miners ETF	274,119,790
635,150	Vanguard Consumer Staples ETF	117,934,652
1,333,480	Vanguard Financials ETF	132,881,282
451,000	Vanguard Health Care ETF	116,560,950

60

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2021

Shares		Value
294,500	Vanguard S&P 500 ETF	$124,326,120

Total Exchange-Traded Funds (Cost $1,892,408,948)		2,238,263,960

INVESTMENT COMPANY — 2.0%
506,048,905	Federated Hermes Government Obligations Fund, 0.03%(d)	506,048,905

Total Investment Company (Cost $506,048,905)		506,048,905

CASH SWEEP — 0.0%
6,737,107	Citibank - US Dollars on Deposit in Custody Account, 0.03%(d)	6,737,107

Total Cash Sweep (Cost $6,737,107)		6,737,107

TOTAL INVESTMENTS — 100.2% (Cost $16,846,335,952)		$25,786,224,520
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(43,737,882)
NET ASSETS — 100.0%		$25,742,486,638

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $465,948 which is 0.00% of net assets and the cost is $274,288.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	The rate shown represents the current yield as of October 31, 2021.

The following abbreviations are used in the report:

ACWI — All Country World Index

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International Index

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	October 31, 2021

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$740,784
38,900	Morgan Stanley, Series K, 5.85%	1,145,994
31,500	Public Storage, Series O, 3.90%	806,400
28,500	US Bancorp, Series L, 3.75%	690,555
122,100	Wells Fargo & Co., Series Z, 4.75%	3,162,390

Total Preferred Stocks (Cost $6,547,571)		6,546,123

EXCHANGE-TRADED FUNDS — 18.1%
UNITED STATES — 18.1%
12,956,804	Invesco Preferred ETF	195,388,604
1,166,665	iShares JP Morgan USD Emerging Markets Bond ETF	128,204,817
1,769,837	iShares Preferred & Income Securities ETF	69,678,483
1,591,740	SPDR Bloomberg Barclays Convertible Securities ETF	140,041,285

Total Exchange-Traded Funds (Cost $509,507,432)		533,313,189

Principal Amount
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$4,393,750	Caliber Home Loans, Inc., (1 mo. LIBOR USD + 2.875%), 3.15%, 07/15/24(a)	4,382,766
Total Bank Loans (Cost $4,393,750)		4,382,766
CORPORATE BONDS — 9.7%
CANADA — 0.4%
1,000,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)	997,580
500,000	Bombardier, Inc., 7.50%, 12/01/24(b)	520,625
1,250,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 6.25%, 09/15/27(b)	1,301,562
1,125,000	First Quantum Minerals Ltd., 6.50%, 03/01/24(b)	1,141,875
1,000,000	First Quantum Minerals Ltd., 6.88%, 03/01/26(b)	1,041,250
1,325,000	GFL Environmental, Inc., 3.75%, 08/01/25(b)	1,363,359
Principal Amount		Value
CANADA (continued)
$1,100,000	goeasy Ltd., 5.38%, 12/01/24(b)	$1,128,875
600,000	Kronos Acquisition Holdings, Inc./Kik Custom Products, Inc., 7.00%, 12/31/27(b)	580,236
500,000	MEG Energy Corp., 7.13%, 02/01/27(b)	525,000
350,000	MEG Energy Corp., 5.88%, 02/01/29(b)	360,063
600,000	Methanex Corp., 5.25%, 12/15/29	636,000
500,000	NOVA Chemicals Corp., 4.88%, 06/01/24(b)	520,375
500,000	NOVA Chemicals Corp., 5.25%, 06/01/27(b)	526,235
500,000	Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)	446,740
		11,089,775
CAYMAN ISLANDS — 0.0%
762,952	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)	854,001
FRANCE — 0.0%
550,000	Iliad Holding SASU, 6.50%, 10/15/26(b)	566,610
GERMANY — 0.0%
500,000	Deutsche Bank AG, (5 yr. Swap Semi 30/360 USD + 2.248%), 4.30%, 05/24/28(c)	518,041
IRELAND — 0.1%
925,000	Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	922,401
1,225,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	1,286,250
		2,208,651
ITALY — 0.1%
1,500,000	Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)	1,667,739
1,525,000	UniCredit SpA, (USD Swap Rate 11:00 am NY 1 + 3.703%), 5.86%, 06/19/32(b)(c)	1,683,679
		3,351,418

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
LUXEMBOURG — 0.2%
$525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)	$520,758
1,650,000	Altice Financing SA, 5.00%, 01/15/28(b)	1,589,973
1,000,000	Altice France Holding SA, 6.00%, 02/15/28(b)	950,000
900,000	Consolidated Energy Finance SA, 5.63%, 10/15/28(b)	895,590
925,000	JBS Finance Luxembourg Sarl, 3.63%, 01/15/32(b)	913,289
600,000	Telecom Italia Capital SA, 6.38%, 11/15/33	688,326
500,000	Telecom Italia Capital SA, 7.20%, 07/18/36	608,600
500,000	Venator Finance Sarl/Venator Materials LLC, 9.50%, 07/01/25(b)	548,750
		6,715,286
NETHERLANDS — 0.1%
1,000,000	Alcoa Nederland Holding BV, 5.50%, 12/15/27(b)	1,075,000
1,075,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,013,188
1,000,000	UPC Holding BV, 5.50%, 01/15/28(b)	1,035,000
		3,123,188
UNITED KINGDOM — 0.1%
200,000	INEOS Quattro Finance 2 Plc, 3.38%, 01/15/26(b)	198,750
1,400,000	Jaguar Land Rover Automotive Plc, 7.75%, 10/15/25(b)	1,508,500
1,050,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(b)	1,011,927
		2,719,177
UNITED STATES — 8.7%
1,000,000	Abercrombie & Fitch Management Co., 8.75%, 07/15/25(b)	1,075,000
350,000	AdaptHealth LLC, 5.13%, 03/01/30(b)	351,750
1,000,000	Adient Global Holdings Ltd., 4.88%, 08/15/26(b)	1,018,085
375,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	390,000
Principal Amount		Value
UNITED STATES (continued)
$750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 03/15/26(b)	$808,125
500,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(b)	531,250
750,000	Alliance Data Systems Corp., 4.75%, 12/15/24(b)	767,245
1,850,000	Alliance Data Systems Corp., 7.00%, 01/15/26(b)	1,970,250
1,200,000	Allison Transmission, Inc., 5.88%, 06/01/29(b)	1,291,500
381,965	Ambac Assurance Corp., 5.10%(b)(d)	536,176
350,000	Ambience Merger Sub, Inc., 7.13%, 07/15/29(b)	337,267
1,025,000	American Airlines, Inc., 11.75%, 07/15/25(b)	1,269,719
250,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	262,182
1,350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	1,452,938
525,000	American Axle & Manufacturing, Inc., 6.25%, 03/15/26	539,438
825,000	AMN Healthcare, Inc., 4.63%, 10/01/27(b)	847,704
550,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(b)	567,875
575,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(b)	599,438
520,000	Antero Resources Corp., 8.38%, 07/15/26(b)	585,000
325,000	Antero Resources Corp., 7.63%, 02/01/29(b)	359,775
375,000	Antero Resources Corp., 5.38%, 03/01/30(b)	396,938
1,175,000	Aramark Services, Inc., 6.38%, 05/01/25(b)	1,236,558
975,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	1,009,125
650,000	Artera Services LLC, 9.03%, 12/04/25(b)	693,875

63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$1,075,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	$1,169,063
1,100,000	Ball Corp., 3.13%, 09/15/31	1,069,750
3,930,000	Bank of America Corp., Series FF, (3 mo. LIBOR USD + 2.931%), 5.88%(c)(d)	4,399,517
630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. LIBOR USD + 3.131%), 4.63%(c)(d)	676,463
1,000,000	Bath & Body Works, Inc., 6.63%, 10/01/30(b)	1,119,700
750,000	Bath & Body Works, Inc., 6.75%, 07/01/36	900,304
1,325,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(b)	1,349,539
600,000	Bausch Health Cos, Inc., 7.00%, 01/15/28(b)	607,581
500,000	Bausch Health Cos, Inc., 5.00%, 01/30/28(b)	461,510
275,000	Bausch Health Cos, Inc., 6.25%, 02/15/29(b)	266,406
1,000,000	Berry Global, Inc., 5.63%, 07/15/27(b)	1,047,360
600,000	Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	651,750
1,500,000	Blackstone Mortgage Trust, Inc. REIT, 3.75%, 01/15/27(b)	1,492,275
475,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)	469,514
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	268,750
1,000,000	Boeing Co. (The), 5.04%, 05/01/27	1,136,484
1,000,000	Boyd Gaming Corp., 8.63%, 06/01/25(b)	1,080,720
1,050,000	Brink’s Co. (The), 5.50%, 07/15/25(b)	1,100,505
700,000	Buckeye Partners LP, 3.95%, 12/01/26	717,619
625,000	Buckeye Partners LP, 4.50%, 03/01/28(b)	617,187
Principal Amount		Value
UNITED STATES (continued)
$300,000	Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	$318,000
325,000	Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	316,453
700,000	Cablevision Lightpath LLC, 5.63%, 09/15/28(b)	691,922
1,500,000	Caesars Entertainment, Inc., 6.25%, 07/01/25(b)	1,577,775
826,000	Caesars Entertainment, Inc., 8.13%, 07/01/27(b)	925,161
500,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	525,375
1,350,000	Carnival Corp., 10.50%, 02/01/26(b)	1,568,700
1,100,000	Carnival Corp., 5.75%, 03/01/27(b)	1,119,580
450,000	Carnival Corp., 6.00%, 05/01/29(b)	450,900
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)	1,271,875
1,925,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(b)	1,916,337
1,000,000	Centene Corp., 3.00%, 10/15/30	1,016,380
250,000	Century Communities, Inc., 6.75%, 06/01/27	265,450
1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(c)(d)	1,695,050
200,000	Cheniere Energy Partners LP, 3.25%, 01/31/32(b)	198,240
1,175,000	Chesapeake Energy Corp., 5.88%, 02/01/29(b)	1,248,438
875,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(b)	922,031
650,000	Churchill Downs, Inc., 4.75%, 01/15/28(b)	671,938
500,000	CITGO Petroleum Corp., 7.00%, 06/15/25(b)	515,300
350,000	Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27(b)	371,795

64

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$450,000	Clarivate Science Holdings Corp., 4.88%, 07/01/29(b)	$448,065
1,500,000	Cleveland-Cliffs, Inc., 6.75%, 03/15/26(b)	1,597,500
234,000	CommScope Technologies LLC, 6.00%, 06/15/25(b)	231,620
500,000	CommScope, Inc., 6.00%, 03/01/26(b)	515,000
775,000	CommScope, Inc., 4.75%, 09/01/29(b)	760,430
650,000	Comstock Resources, Inc., 5.88%, 01/15/30(b)	675,870
250,000	Consolidated Communications, Inc., 6.50%, 10/01/28(b)	266,223
500,000	Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)	518,750
700,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	715,750
1,250,000	CSC Holdings LLC, 7.50%, 04/01/28(b)	1,331,250
650,000	CSC Holdings LLC, 6.50%, 02/01/29(b)	697,125
1,000,000	CSC Holdings LLC, 4.50%, 11/15/31(b)	968,900
130,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(b)	130,260
400,000	CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	414,000
1,000,000	Dana, Inc., 4.25%, 09/01/30	1,011,951
1,600,000	Delta Air Lines, Inc., 7.38%, 01/15/26	1,882,003
650,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(b)	673,822
1,000,000	DISH DBS Corp., 5.00%, 03/15/23	1,035,000
1,575,000	DISH DBS Corp., 7.38%, 07/01/28	1,655,719
750,000	DISH DBS Corp., 5.13%, 06/01/29	721,875
375,000	Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)	369,844
275,000	DT Midstream, Inc., 4.13%, 06/15/29(b)	276,966
Principal Amount		Value
UNITED STATES (continued)
$900,000	DT Midstream, Inc., 4.38%, 06/15/31(b)	$911,844
575,000	Dycom Industries, Inc., 4.50%, 04/15/29(b)	583,625
550,000	Embarq Corp., 8.00%, 06/01/36	607,750
250,000	Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(b)	258,565
525,000	EPR Properties REIT, 5.25%, 07/15/23	558,735
1,050,000	EQM Midstream Partners LP, 6.50%, 07/01/27(b)	1,168,125
475,000	EQM Midstream Partners LP, 4.75%, 01/15/31(b)	491,779
925,000	EQM Midstream Partners LP, 6.50%, 07/15/48	1,100,213
375,000	EQT Corp., 5.00%, 01/15/29	416,604
500,000	Ford Motor Co., 8.50%, 04/21/23	548,250
1,000,000	Ford Motor Co., 9.00%, 04/22/25	1,202,500
425,000	Ford Motor Co., 6.63%, 10/01/28	509,830
1,100,000	Ford Motor Co., 4.75%, 01/15/43	1,200,111
575,000	Ford Motor Co., 5.29%, 12/08/46	661,250
2,100,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,202,270
1,000,000	Ford Motor Credit Co. LLC, 4.27%, 01/09/27	1,061,290
500,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	521,875
250,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)	266,437
1,000,000	FXI Holdings, Inc., 7.88%, 11/01/24(b)	1,018,750
725,000	Gap, Inc. (The), 3.88%, 10/01/31(b)	710,500
500,000	GCI LLC, 4.75%, 10/15/28(b)	517,500
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	621,419

65

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$350,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27	$351,645
925,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	913,660
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	740,050
675,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)	653,062
975,000	GPD Cos, Inc., 10.13%, 04/01/26(b)	1,043,250
750,000	Gray Television, Inc., 7.00%, 05/15/27(b)	802,500
975,000	Gray Television, Inc., 4.75%, 10/15/30(b)	961,723
500,000	Greif, Inc., 6.50%, 03/01/27(b)	520,000
250,000	Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	254,062
750,000	Griffon Corp., 5.75%, 03/01/28	783,750
1,000,000	Gulfport Energy Operating Corp., 8.00%, 05/17/26(b)	1,107,500
1,250,000	H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	1,245,313
500,000	Hanesbrands, Inc., 5.38%, 05/15/25(b)	520,000
1,075,000	Harvest Midstream I LP, 7.50%, 09/01/28(b)	1,128,750
250,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 6.00%, 04/15/25(b)	260,362
775,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 3.38%, 06/15/26(b)	768,219
525,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	550,594
1,400,000	Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/25(b)	1,503,194
1,000,000	Herc Holdings, Inc., 5.50%, 07/15/27(b)	1,042,500
600,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(b)	615,824
Principal Amount		Value
UNITED STATES (continued)
$1,175,000	Hilton Domestic Operating Co., Inc., 5.75%, 05/01/28(b)	$1,261,656
300,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	305,925
450,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(b)	447,696
1,150,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/29(b)	1,158,314
500,000	Home Point Capital, Inc., 5.00%, 02/01/26(b)	449,195
1,200,000	Hughes Satellite Systems Corp., 6.63%, 08/01/26	1,360,440
1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	1,020,000
1,350,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	1,350,000
350,000	iHeartCommunications, Inc., 8.38%, 05/01/27	372,750
1,000,000	International Game Technology Plc, 6.50%, 02/15/25(b)	1,110,000
975,000	IRB Holding Corp., 7.00%, 06/15/25(b)	1,029,844
500,000	IRB Holding Corp., 6.75%, 02/15/26(b)	511,250
650,000	Iron Mountain, Inc. REIT, 4.50%, 02/15/31(b)	656,500
4,810,000	JPMorgan Chase & Co., Series HH, (SOFR RATE + 3.125%), 4.60%(c)(d)	4,919,989
1,250,000	Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	1,225,125
1,075,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	1,081,719
300,000	Koppers, Inc., 6.00%, 02/15/25(b)	307,179
1,750,000	Kraft Heinz Foods Co., 3.75%, 04/01/30	1,903,120
1,075,000	Kraft Heinz Foods Co., 5.00%, 06/04/42	1,328,873
1,125,000	Kraft Heinz Foods Co., 4.38%, 06/01/46	1,306,333

66

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$175,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25(b)	$180,906
534,000	LABL, Inc., 10.50%, 07/15/27(b)	564,705
400,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, 06/15/29(b)	403,000
550,000	LBM Acquisition LLC, 6.25%, 01/15/29(b)	534,105
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	949,808
250,000	Legacy LifePoint Health LLC, 6.75%, 04/15/25(b)	261,875
250,000	Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)	247,500
650,000	Level 3 Financing, Inc., 4.25%, 07/01/28(b)	642,687
700,000	Level 3 Financing, Inc., 3.75%, 07/15/29(b)	661,500
550,000	Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)	556,188
600,000	Live Nation Entertainment, Inc., 5.63%, 03/15/26(b)	620,250
1,000,000	LogMeIn, Inc., 5.50%, 09/01/27(b)	1,000,890
425,000	LSB Industries, Inc., 6.25%, 10/15/28(b)	429,139
875,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(b)	886,865
1,000,000	Lumen Technologies, Inc., 5.63%, 04/01/25	1,073,750
1,000,000	Lumen Technologies, Inc., 5.13%, 12/15/26(b)	1,023,230
575,000	Lumen Technologies, Inc., 5.38%, 06/15/29(b)	577,156
450,000	Macy’s Retail Holdings LLC, 2.88%, 02/15/23	454,500
550,000	Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)	585,623
750,000	Masonite International Corp., 5.38%, 02/01/28(b)	787,500
625,000	Match Group Holdings II LLC, 5.00%, 12/15/27(b)	651,563
Principal Amount		Value
UNITED STATES (continued)
$1,100,000	Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	$1,103,575
1,000,000	Meritage Homes Corp., 3.88%, 04/15/29(b)	1,036,250
600,000	Meritor, Inc., 6.25%, 06/01/25(b)	627,750
525,000	Michaels Cos., Inc. (The), 7.88%, 05/01/29(b)	530,250
825,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	855,938
500,000	Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	491,875
750,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	778,125
2,000,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,176,720
1,050,000	Millennium Escrow Corp., 6.63%, 08/01/26(b)	1,067,104
325,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)	330,580
1,150,000	ModivCare, Inc., 5.88%, 11/15/25(b)	1,207,500
800,000	Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)	796,576
975,000	MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	886,031
825,000	Murphy Oil Corp., 6.38%, 07/15/28	871,452
1,650,000	Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/28(b)	1,687,125
1,000,000	Navient Corp., 6.50%, 06/15/22	1,028,750
1,075,000	Navient Corp., 5.50%, 01/25/23	1,123,977
500,000	Netflix, Inc., 5.38%, 11/15/29(b)	603,090
1,000,000	Netflix, Inc., 4.88%, 06/15/30(b)	1,175,190
825,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	832,326
1,000,000	Newell Brands, Inc., 4.70%, 04/01/26	1,095,138

67

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$725,000	Nexstar Media, Inc., 5.63%, 07/15/27(b)	$764,875
550,000	Nexstar Media, Inc., 4.75%, 11/01/28(b)	561,907
1,100,000	Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)	1,182,500
1,000,000	Novelis Corp., 4.75%, 01/30/30(b)	1,040,000
525,000	Occidental Petroleum Corp., 5.88%, 09/01/25	582,750
750,000	Occidental Petroleum Corp., 5.50%, 12/01/25	824,925
1,225,000	Occidental Petroleum Corp., 6.63%, 09/01/30	1,498,971
1,000,000	Occidental Petroleum Corp., 4.30%, 08/15/39	1,005,000
575,000	Occidental Petroleum Corp., 6.20%, 03/15/40	696,650
500,000	Occidental Petroleum Corp., 4.40%, 04/15/46	505,883
500,000	OneMain Finance Corp., 6.13%, 03/15/24	531,875
500,000	OneMain Finance Corp., 7.13%, 03/15/26	567,500
600,000	OneMain Finance Corp., 5.38%, 11/15/29	640,500
1,000,000	Open Text Holdings, Inc., 4.13%, 02/15/30(b)	1,016,600
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	1,698,031
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	438,358
300,000	Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(b)	314,940
250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25(b)	261,562
600,000	Patrick Industries, Inc., 4.75%, 05/01/29(b)	595,500
875,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)	853,125
525,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	567,378
Principal Amount		Value
UNITED STATES (continued)
$700,000	PGT Innovations, Inc., 4.38%, 10/01/29(b)	$696,500
625,000	Pilgrim’s Pride Corp., 4.25%, 04/15/31(b)	659,375
1,000,000	Post Holdings, Inc., 5.75%, 03/01/27(b)	1,037,500
550,000	PRA Group, Inc., 5.00%, 10/01/29(b)	543,504
725,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	737,687
1,650,000	Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	1,757,250
975,000	Primo Water Holdings, Inc., 4.38%, 04/30/29(b)	966,295
250,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)	254,010
700,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/28(b)	700,000
453,000	Rayonier AM Products, Inc., 7.63%, 01/15/26(b)	468,289
250,000	Rent-A-Center, Inc., 6.38%, 02/15/29(b)	261,250
596,000	Rite Aid Corp., 7.50%, 07/01/25(b)	597,490
575,000	ROBLOX Corp., 3.88%, 05/01/30(b)	572,844
675,000	Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	722,250
1,000,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(b)	1,065,000
1,500,000	Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(b)	1,628,670
1,050,000	Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(b)	1,069,687
675,000	Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(b)	686,813
275,000	RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	275,000
975,000	Sabre GLBL, Inc., 7.38%, 09/01/25(b)	1,035,938
500,000	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	479,568

68

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$500,000	Scientific Games International, Inc., 5.00%, 10/15/25(b)	$514,770
675,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)	680,785
550,000	Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32(b)	552,780
650,000	Scripps Escrow, Inc., 5.88%, 07/15/27(b)	659,750
2,350,000	Select Medical Corp., 6.25%, 08/15/26(b)	2,458,021
1,000,000	Service Properties Trust REIT, 4.35%, 10/01/24	1,007,750
1,325,000	Service Properties Trust REIT, 5.50%, 12/15/27	1,386,084
400,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(b)	403,000
850,000	Sinclair Television Group, Inc., 5.50%, 03/01/30(b)	811,750
1,025,000	Sirius XM Radio, Inc., 3.13%, 09/01/26(b)	1,026,281
1,300,000	Sirius XM Radio, Inc., 4.00%, 07/15/28(b)	1,308,059
4,765,000	Sitka Holdings LLC, (3 mo. LIBOR USD + 4.500%, 5.25%, 07/06/26(b)(e)	4,847,183
580,000	Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	584,350
457,000	Southwestern Energy Co., 6.45%, 01/23/25	498,130
875,000	Southwestern Energy Co., 5.38%, 03/15/30	923,107
500,000	Spectrum Brands, Inc., 5.50%, 07/15/30(b)	540,000
1,300,000	Spirit AeroSystems, Inc., 7.50%, 04/15/25(b)	1,372,475
1,500,000	Sprint Capital Corp., 6.88%, 11/15/28	1,899,210
1,500,000	SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)	1,560,000
400,000	Starwood Property Trust, Inc. REIT, 5.50%, 11/01/23(b)	420,000
300,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(b)	300,000
325,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(b)	330,688
Principal Amount		Value
UNITED STATES (continued)
$175,000	SunCoke Energy, Inc., 4.88%, 06/30/29(b)	$173,687
500,000	Talen Energy Supply LLC, 6.63%, 01/15/28(b)	472,500
1,225,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	1,225,270
1,000,000	TEGNA, Inc., 4.63%, 03/15/28	1,008,750
1,500,000	TEGNA, Inc., 5.00%, 09/15/29	1,518,638
650,000	Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	644,117
500,000	Tenet Healthcare Corp., 6.13%, 10/01/28(b)	524,975
675,000	Tenneco, Inc., 7.88%, 01/15/29(b)	738,281
625,000	Tenneco, Inc., 5.13%, 04/15/29(b)	619,531
375,000	Thor Industries, Inc., 4.00%, 10/15/29(b)	371,362
1,000,000	T-Mobile USA, Inc., 3.50%, 04/15/31	1,035,000
300,000	TMS International Corp., 6.25%, 04/15/29(b)	309,750
750,000	Toll Brothers Finance Corp., 4.35%, 02/15/28	818,437
1,550,000	TransDigm, Inc., 8.00%, 12/15/25(b)	1,648,813
650,000	TransDigm, Inc., 6.25%, 03/15/26(b)	679,250
875,000	Travel + Leisure Co., 4.25%, 03/01/22	876,925
1,000,000	Travel + Leisure Co., 4.63%, 03/01/30(b)	1,037,620
1,075,000	Tronox, Inc., 6.50%, 05/01/25(b)	1,130,094
1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 4.80%(c)(d)	1,709,813
1,500,000	Uber Technologies, Inc., 8.00%, 11/01/26(b)	1,596,600
1,700,000	Uber Technologies, Inc., 7.50%, 09/15/27(b)	1,859,545
1,000,000	United Airlines Holdings, Inc., 4.25%, 10/01/22	1,019,500

69

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
$275,000	United Airlines, Inc., 4.38%, 04/15/26(b)	$284,479
275,000	United Airlines, Inc., 4.63%, 04/15/29(b)	283,520
500,000	United Rentals North America, Inc., 3.88%, 02/15/31	503,700
575,000	United Rentals North America, Inc., 3.75%, 01/15/32	573,620
375,000	United States Steel Corp., 6.88%, 03/01/29	401,250
1,500,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC REIT, 7.88%, 02/15/25(b)	1,577,550
950,000	US Foods, Inc., 6.25%, 04/15/25(b)	992,750
825,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	856,969
925,000	Vector Group Ltd., 5.75%, 02/01/29(b)	920,375
75,000	Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(b)	76,440
1,600,000	Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	1,658,000
250,000	Verscend Escrow Corp., 9.75%, 08/15/26(b)	264,828
500,000	Viking Cruises Ltd., 5.88%, 09/15/27(b)	483,125
800,000	Wabash National Corp., 4.50%, 10/15/28(b)	777,784
1,225,000	WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(b)	1,266,344
750,000	WESCO Distribution, Inc., 7.25%, 06/15/28(b)	827,183
162,000	Western Midstream Operating LP, 4.65%, 07/01/26	174,960
375,000	Western Midstream Operating LP, 5.50%, 08/15/48	447,667
1,075,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)	1,092,469
1,250,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25(b)	1,315,375
Principal Amount		Value
UNITED STATES (continued)
$575,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	$571,406
		256,209,158

Total Corporate Bonds (Cost $283,781,226)		287,355,305

ASSET-BACKED SECURITIES — 19.3%
CANADA — 0.0%
Other Asset-Backed Securities — 0.0%
300,000	Golden Credit Card Trust, Series 2017-4A, Class A, (1 mo. LIBOR USD + 0.520%), 0.61%, 07/15/24(b)(e)	301,182
1,000,000	Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/24(b)	1,020,737
		1,321,919
CAYMAN ISLANDS — 1.8%
Collateralized Loan Obligations — 1.8%
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR USD + 5.700%), 5.83%, 04/20/31(b)(e)	949,778
5,000,000	Atrium VIII, Series 8A, Class SUB, 1.25%, 10/23/24(b)(f)(g)(h)	243,457
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR USD + 5.250%), 5.38%, 04/22/27(b)(e)(h)	1,967,088
12,131,250	Atrium XIII, Series 13A, Class SUB, 2.83%, 11/21/47(b)(f)(g)(h)	8,520,397
457,228	BlueMountain CLO Ltd., Series 2015- 2A, Class A1R, (3 mo. LIBOR USD + 0.930%), 1.05%, 07/18/27(b)(e)	457,228
400,336	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR USD + 8.500%), 8.63%, 07/20/32(b)(e)(h)	394,210
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 3.62%, 04/20/32(b)(f)(g)(h)	11,590,013
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 3.74%, 01/20/31(b)(f)(g)(h)	6,463,869

70

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR USD + 1.450%), 1.57%, 05/15/30(b)(e)	$999,997
4,500,000	Generate CLO-3 Ltd., Series 3A, Class ER, (3 mo. LIBOR USD + 6.400%), 6.53%, 10/20/29(b)(e)	4,500,631
4,000,000	Generate CLO-3 Ltd., Series 3A, Class SUB, 6.71%, 10/20/29(b)(f)(g)(h)	2,200,726
500,000	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.600%), 1.73%, 07/20/34(b)(e)	499,188
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR USD + 1.750%), 1.87%, 04/15/34(b)(e)	999,996
500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR USD + 1.400%), 1.53%, 03/20/30(b)(e)	496,510
1,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. LIBOR USD + 1.700%), 1.83%, 10/20/34(b)(e)	998,276
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 5.26%, 07/25/31(b)(f)(g)	2,850,730
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 5.70%, 10/23/30(b)(f)(g)	2,840,965
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR USD + 8.100%), 8.23%, 04/20/31(b)(e)	6,452,224
		53,425,283
UNITED STATES — 17.5%
Other Asset-Backed Securities — 17.5%
4,492,027	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 5.11%, 09/25/60(b)	4,535,615
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$218,484	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. LIBOR USD + 1.050%), 1.14%, 01/25/34(e)	$218,320
111,431	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.35%, 12/25/57(a)(b)(f)(g)	89,390
33,194	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 2.90%, 04/25/58(b)(g)	30,233
119,326	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 1.98%, 02/26/57(b)(g)	58,151
5,529,404	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(b)(f)	5,533,177
1,820,383	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 2.93%, 08/25/58(a)(b)(f)(g)	1,295,748
140,112	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 1.15%, 06/25/58(b)(f)(g)	135,993
215,833	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 1.99%, 11/25/58(a)(b)(g)	141,111
10,619,895	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(b)(f)	10,663,948
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(f)	1,585,500
5,362,641	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.05%, 06/25/57(b)(g)	5,321,932
10,623,662	Ajax Mortgage Loan Trust, Series 2019-A, Class A, 3.75%, 08/25/57(b)(f)	10,739,844
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class B, 5.25%, 08/25/57(b)(f)	2,319,082
6,120,402	Ajax Mortgage Loan Trust, Series 2019-A, Class C, 0.79%, 08/25/57(a)(b)(g)	5,067,693
6,125,922	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(b)(f)	6,192,090

71

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(f)	$1,585,500
5,351,208	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.61%, 01/25/59(b)(g)	4,692,208
6,299,227	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 09/25/59(b)	6,316,276
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(b)	3,189,905
7,623,843	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 2.64%, 09/25/59(b)(g)	6,874,896
11,697,852	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 3.00%, 09/25/59(b)(g)	11,738,366
2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(b)	2,855,987
7,464,195	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 1.05%, 09/25/59(b)(g)	6,922,462
23,783,753	Ajax Mortgage Loan Trust, Series 2020-A, Class A, STEP, 2.38%, 12/25/59(b)	23,718,036
4,328,402	Ajax Mortgage Loan Trust, Series 2020-A, Class B, STEP, 3.50%, 12/25/59(b)	4,316,158
10,387,904	Ajax Mortgage Loan Trust, Series 2020-A, Class C, 1.92%, 12/25/59(a)(b)(g)	6,513,216
14,323,996	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 2.00%, 03/25/60(b)	14,178,301
2,042,300	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)(f)	2,024,532
3,051,274	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.66%, 03/25/60(a)(b)(f)(g)	2,364,738
4,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.77%, 12/25/60(b)(f)	3,892,481
1,080,800	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 3.75%, 06/25/61(b)	1,073,571
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,017,749	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.55%, 06/25/61(b)(g)	$1,818,045
500,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class B, 0.85%, 12/13/24(b)	500,812
1,000,000	American Express Credit Account Master Trust, Series 2017-5, Class A, (1 mo. LIBOR USD + 0.380%), 0.47%, 02/18/25(e)	1,002,373
1,000,000	American Express Credit Account Master Trust, Series 2018-5, Class A, (1 mo. LIBOR USD + 0.340%), 0.43%, 12/15/25(e)	1,003,353
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. LIBOR USD + 1.980%), 2.07%, 05/25/35(e)	5,115,049
6,000,000	AMSR Trust, Series 2020-SFR5, Class F, 2.69%, 11/17/37(b)	5,860,935
8,853,642	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR USD + 0.480%), 0.57%, 05/25/35(e)	8,312,036
4,662,515	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. LIBOR USD + 0.690%), 0.78%, 01/25/36(e)	5,139,993
6,021,472	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006- HE1, Class M2, (1 mo. LIBOR USD + 0.630%), 0.72%, 01/25/36(e)	5,896,384
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(f)	2,563,773
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.41%, 12/10/25(f)	1,840,319

72

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$7,565,648	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR USD + 0.450%), 0.54%, 09/25/37(b)(e)	$7,281,600
7,530,892	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR USD + 1.000%), 1.09%, 05/28/39(b)(e)	7,145,258
1,662,864	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR USD + 1.300%), 1.39%, 05/28/39(b)(e)	1,342,597
1,407,759	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR USD + 1.000%), 1.09%, 12/28/40(b)(e)	1,323,712
2,956,611	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR USD + 0.930%), 1.02%, 12/28/40(b)(e)	2,913,716
210,574	BCC Funding XVII LLC, Series 2020- 1, Class A2, 0.91%, 08/20/25(b)	211,038
908,185	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. LIBOR USD + 1.800%), 1.89%, 05/25/35(e)	913,079
1,809,327	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR USD + 1.020%), 1.11%, 12/25/35(e)	2,644,325
3,864,400	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR USD + 0.140%), 0.23%, 12/25/36(e)	4,904,735
2,609,542	Bear Stearns Asset Backed Securities I Trust, Series 2007-HE1, Class 21A2, (1 mo. LIBOR USD + 0.160%), 0.25%, 01/25/37(e)	2,576,904
500,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	498,110
500,000	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	498,550
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$500,000	CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 06/15/26	$497,486
1,000,000	CarMax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	983,637
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR USD + 0.420%), 0.51%, 12/26/36(e)	4,428,278
6,740,542	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. LIBOR USD + 0.500%), 0.59%, 02/25/37(e)	6,427,573
6,674,297	Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(b)(f)	6,896,376
3,471,236	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. LIBOR USD + 0.200%), 0.29%, 05/25/37(e)	2,893,897
93,275	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. LIBOR USD + 0.270%), 0.36%, 05/25/37(e)	78,377
4,224,278	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. LIBOR USD + 0.170%), 0.26%, 07/25/45(e)	3,643,976
500,000	CNH Equipment Trust, Series 2021- C, Class A4, 1.16%, 10/16/28	499,309
1,832,809	Conseco Finance Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(f)	1,852,592
1,907,079	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(f)	1,938,650
2,305,457	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(f)	1,290,032
2,600,921	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(f)	1,398,807
11,184,069	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(f)	3,315,925

73

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,605,856	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	$2,596,588
295,157	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR USD + 0.160%), 0.25%, 09/25/46(e)	292,592
4,483,804	Countrywide Asset-Backed Certificates, Series 2006-12, Class 1A, (1 mo. LIBOR USD + 0.260%), 0.35%, 12/25/36(e)	4,480,418
8,945,032	Countrywide Asset-Backed Certificates, Series 2006-18, Class M1, (1 mo. LIBOR USD + 0.300%), 0.39%, 03/25/37(e)	9,308,402
5,671,328	Countrywide Asset-Backed Certificates, Series 2006-22, Class M1, (1 mo. LIBOR USD + 0.230%), 0.32%, 05/25/47(e)	4,951,454
5,718,283	Countrywide Asset-Backed Certificates, Series 2006-26, Class M1, (1 mo. LIBOR USD + 0.250%), 0.34%, 06/25/37(e)	5,967,467
1,439,323	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. LIBOR USD + 0.180%), 0.27%, 05/15/36(e)	1,408,808
790,432	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR USD + 0.300%), 0.39%, 12/15/33(b)(e)	719,609
644,199	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR USD + 0.240%), 0.33%, 02/15/30(b)(e)	589,829
398,751	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR USD + 0.190%), 0.28%, 05/15/35(b)(e)	390,540
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$500,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(b)	$498,739
2,244,775	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1, Class A2, 3.50%, 09/27/66(b)(f)	2,134,285
3,895,940	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1, Class B2, 30.67%, 09/27/66(a)(b)(f)	3,384,598
3,699,404	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1, Class PT2, 2.68%, 07/26/60(a)(b)(f)(g)	1,304,040
2,432,688	Credit-Based Asset Servicing and Securitization LLC, Series 2007- CB6, Class A4, (1 mo. LIBOR USD + 0.340%), 0.43%, 07/25/37(b)(e)	2,000,529
1,000,000	Discover Card Execution Note Trust, Series 2017-A7, Class A7, (1 mo. LIBOR USD + 0.360%), 0.45%, 04/15/25(e)	1,002,975
500,000	Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24	500,279
302,152	DT Auto Owner Trust, Series 2019- 1A, Class C, 3.61%, 11/15/24(b)	303,408
1,000,000	DT Auto Owner Trust, Series 2021- 1A, Class B, 0.62%, 09/15/25(b)	999,438
1,000,000	Enterprise Fleet Financing LLC, Series 2020-2, Class A3, 0.65%, 07/20/26(b)	990,406
500,000	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(b)	499,516
4,888,215	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR USD + 0.540%), 0.63%, 03/25/36(e)	4,510,992
1,990,933	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. LIBOR USD + 1.800%), 1.88%, 10/25/33(e)	2,006,222

74

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$9,141,360	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR USD + 0.375%), 0.46%, 07/25/36(e)	$9,440,621
4,310,792	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR USD + 0.600%), 0.69%, 01/25/36(e)	3,999,212
3,955,388	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR USD + 0.150%), 0.24%, 03/25/37(e)	2,444,575
500,000	Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25(b)	501,580
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	987,939
1,300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class B, 0.79%, 08/15/26	1,284,053
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, 09/15/27	988,305
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR USD + 0.615%), 0.70%, 11/25/35(e)	1,452,146
1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(b)	1,476,201
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3, 0.38%, 08/18/25	998,424
1,050,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class B, 0.75%, 05/17/27	1,036,836
598,166	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR USD + 0.500%), 0.59%, 02/25/36(e)	592,145
130,757	GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR USD + 0.315%), 0.40%, 11/25/36(e)	311,243
500,000	GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25(b)	499,314
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.72%, 12/15/26(b)	$491,607
5,782,048	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(f)	4,171,846
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR USD + 0.700%), 0.79%, 12/25/35(e)	1,093,355
9,308,009	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR USD + 0.360%), 0.45%, 03/25/36(e)	4,043,059
399,037	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(f)	220,572
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR USD + 3.375%), 3.46%, 02/25/47(e)	3,781,399
3,954,185	Home Equity Asset Trust, Series 2007- 1, Class 2A3, (1 mo. LIBOR USD + 0.300%), 0.39%, 05/25/37(e)	3,606,607
3,000,000	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)	2,999,890
375,000	HPEFS Equipment Trust, Series 2021- 2A, Class B, 0.61%, 09/20/28(b)	372,304
4,877,547	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.76%, 12/25/36	2,221,130
1,000,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(b)	1,002,138
768,776	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(b)	764,667
500,000	John Deere Owner Trust, Series 2021- A, Class A3, 0.36%, 09/15/25	497,316
118,480	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	48,442

75

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$240,702	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. LIBOR USD + 0.180%), 0.27%, 07/25/36(e)	$137,712
1,250,000	Kubota Credit Owner Trust, Series 2021-1A, Class A3, 0.62%, 08/15/25(b)	1,243,347
1,686,381	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.27%, 02/25/59(a)(b)(g)	252,957
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(f)	1,941,323
2,654,978	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(f)	2,815,880
276,136	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR USD + 0.090%), 0.18%, 06/25/37(b)(e)	226,568
5,682,717	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, (1 mo. LIBOR USD + 0.200%), 0.29%, 06/25/37(b)(e)	4,723,801
1,008,945	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR USD + 0.110%), 0.20%, 11/25/36(e)	429,279
5,309,782	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR USD + 0.160%), 0.25%, 10/25/36(e)	2,201,712
1,729,919	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR USD + 3.250%), 3.34%, 03/25/32(e)	1,738,123
3,940,453	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR USD + 0.320%), 0.41%, 03/25/36(e)	440,758
1,000,000	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/25	1,010,020
2,306,738	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,911,295
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,348,143	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR USD + 0.500%), 0.59%, 10/25/37(e)	$4,545,117
1,089,382	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. LIBOR USD + 0.480%), 0.57%, 06/25/36(e)	727,122
6,515,736	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. LIBOR USD + 0.130%), 0.22%, 11/25/36(e)	3,587,184
3,346,689	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. LIBOR USD + 1.900%), 1.99%, 02/25/47(b)(e)	3,269,499
3,565,680	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. LIBOR USD + 0.540%), 0.63%, 02/25/36(e)	3,790,066
4,424,923	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	1,492,716
495,845	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. LIBOR USD + 0.300%), 0.39%, 03/25/36(e)	489,862
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR USD + 0.300%), 0.39%, 03/25/37(e)	7,476,239
754,064	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 09/16/69(b)	753,914
610,360	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 01/15/69(b)	612,040
5,690,116	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR USD + 0.675%), 0.76%, 12/25/35(e)	5,451,378

76

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$857,364	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR USD + 0.400%), 0.49%, 10/25/36(b)(e)	$1,057,978
1,566,648	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	1,461,975
9,913,794	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(f)	3,584,730
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(f)	1,404,439
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(f)	1,087,949
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(f)	1,392,741
629,176	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(f)	435,866
454,420	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(f)	472,517
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(b)	4,011,914
1,000,000	PFS Financing Corp., Series 2020-A, Class A, 1.27%, 06/15/25(b)	1,008,055
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.70%, 07/25/35	2,790,137
1,000,000	Progress Residential Trust, Series 2019- SFR3, Class F, 3.87%, 09/17/36(b)	1,006,784
3,000,000	Progress Residential Trust, Series 2019- SFR4, Class F, 3.68%, 10/17/36(b)	3,033,245
750,000	Progress Residential Trust, Series 2020- SFR1, Class G, 4.03%, 04/17/37(b)	752,079
3,500,000	Progress Residential Trust, Series 2021- SFR8, Class F, 3.18%, 10/17/38(b)	3,446,965
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,400,000	Progress Residential Trust, Series 2021- SFR9, Class F, 4.05%, 11/17/40(b)	$2,380,897
4,327,916	PRPM LLC, Series 2020-4, Class A1, STEP, 2.95%, 10/25/25(b)	4,332,257
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. LIBOR USD + 0.870%), 0.96%, 11/25/35(e)	3,356,995
2,000,000	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. LIBOR USD + 0.290%), 0.52%, 06/25/36(e)	1,948,025
333,250	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR USD + 0.260%), 0.35%, 07/25/36(e)	342,775
1,000,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.73%, 03/17/25	1,001,927
500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class A4, 0.65%, 12/20/24(b)	498,728
4,179,436	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR USD + 0.320%), 0.41%, 09/25/36(e)	4,218,721
8,480,772	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR USD + 0.290%), 0.38%, 01/25/47(e)	9,188,573
2,740,908	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR USD + 0.270%), 0.36%, 02/25/37(e)	2,130,278
1,000,000	SLM Student Loan Trust, Series 2003- 10A, Class A4, (3 mo. LIBOR USD + 0.670%), 0.79%, 12/17/68(b)(e)	1,001,843
11,572,290	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR USD + 0.250%), 0.34%, 07/25/36(e)	12,163,434

77

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,124,459	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR USD + 0.675%), 0.76%, 11/25/35(e)	$4,369,229
4,363,389	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR USD + 0.750%), 0.84%, 07/25/35(e)	4,125,424
2,064,400	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR USD + 0.660%), 0.75%, 02/25/37(e)	6,866,831
1,000,000	Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(b)	1,007,105
1,000,000	Toyota Auto Receivables Owner Trust, Series 2020-D, Class A3, 0.35%, 01/15/25	998,634
1,700,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.10%, 01/17/36(b)	1,742,522
1,520,000	Tricon American Homes Trust, Series 2020-SFR1, Class F, 4.88%, 07/17/38(b)	1,582,958
995,196	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/39(b)	966,594
1,000,000	Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 07/22/24	1,018,364
1,000,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	995,824
1,000,000	World Omni Automobile Lease Securitization Trust, Series 2020-B, Class B, 0.70%, 02/17/26	998,415
662,890	World Omni Select Auto Trust, Series 2019-A, Class A3, 2.00%, 08/15/24	666,203
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$8,903,823	Yale Mortgage Loan Trust, Series 2007- 1, Class A, (1 mo. LIBOR USD + 0.400%), 0.49%, 06/25/37(b)(e)	$3,843,033
		515,765,006
Total Asset-Backed Securities (Cost $547,916,793)		570,512,208

NON-AGENCY MORTGAGE-BACKED SECURITIES — 16.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
3,800,000	1Texas Capital Bank CLN, 0.00%, 02/01/26(g)	3,812,469
365,053	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.91%, 07/25/35(f)	373,783
1,672,084	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.31%, 03/25/37(f)	1,350,787
1,230,360	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 3.72%, 01/25/61(b)	1,227,264
3,154,362	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.51%, 01/25/61(b)	2,574,791
1,522,737	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 1.05%, 09/25/46(e)	1,526,051
1,137,866	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	1,102,704
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(f)	3,362,836
1,000,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, 03/25/49(b)(f)	1,001,403
13,306,096	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.63%, 07/31/57(b)(f)	5,178,520
2,965,490	ARI Investments LLC, 4.61%, 01/08/25(a)	2,950,662
2,989,534	ARI Investments LLC, 4.55%, 01/06/25(a)	2,959,639

78

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,461,366	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR USD + 0.400%), 0.49%, 01/25/37(e)	$1,134,293
196,949	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 3.20%, 09/20/35(f)	204,483
439,693	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 2.76%, 02/20/36(f)	433,183
411,282	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 2.66%, 06/20/36(f)	395,908
1,357,255	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	1,374,230
3,308,403	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 0.49%, 03/27/36(b)(f)	3,095,204
399,149	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 2.71%, 10/25/35(f)	408,084
2,544,199	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.25%, 12/26/37(b)(f)	2,232,038
836,670	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.11%, 02/25/36(f)	833,950
55,406	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.53%, 08/25/35(f)	51,419
298,463	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.14%, 05/25/47(f)	297,681
1,221,148	Bear Stearns ALT-A Trust, Series 2006- 2, Class 11A1, (1 mo. LIBOR USD + 0.440%), 0.53%, 04/25/36(e)	1,569,219
3,047,843	Bear Stearns ALT-A Trust, Series 2006- 6, Class 1A1, (1 mo. LIBOR USD + 0.320%), 0.41%, 11/25/36(e)	2,806,359
2,945,517	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR USD + 0.350%), 0.44%, 03/25/36(e)	352,332
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,945,517	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR USD + 0.350%), 0.44%, 03/25/36(e)	$352,331
1,157,913	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR USD + 0.280%), 0.37%, 08/25/36(e)	1,143,577
530,872	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR USD + 0.300%), 0.39%, 11/25/36(e)	526,351
3,100,000	CFMT LLC, Series 2021-HB7, Class M3, 3.85%, 10/27/31(b)(f)	3,099,991
1,533,685	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(f)	1,535,994
3,837,011	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	2,341,616
11,617,864	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	6,603,417
2,359,481	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	2,128,706
2,712,530	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	2,419,971
118,766	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 3.20%, 06/25/36(f)	115,784
3,113,843	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(b)	2,169,382
187,237	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.89%, 05/25/35(f)	190,853
381,188	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	352,951
829,301	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR USD + 0.600%), 0.69%, 08/25/35(e)	799,713

79

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,370,920	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. LIBOR USD + 0.500%), 0.59%, 11/25/35(e)	$1,830,046
6,269,218	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR USD + 5.500%), 5.41%, 11/25/35(e)	1,176,172
230,704	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.35%, 12/25/35(f)	226,226
70,626	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 1.09%, 12/25/35(e)	69,221
1,070,767	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR USD + 0.450%), 0.54%, 05/25/35(e)	992,023
650,292	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	534,427
2,733,768	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR USD + 0.350%), 0.44%, 05/25/36(e)	1,317,663
1,733,986	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,261,652
3,360,696	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	2,175,580
1,119,658	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR USD + 0.350%), 0.44%, 08/25/36(e)	556,502
1,119,658	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR USD + 7.150%), 7.06%, 08/25/36(e)	395,899
1,154,210	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	880,356
1,169,979	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR USD + 0.400%), 0.49%, 03/25/36(e)	415,078
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,079,721	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. LIBOR USD + 7.100%), 7.01%, 03/25/36(e)	$507,771
3,286,375	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	2,036,690
1,255,731	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	961,980
909,198	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	682,058
1,120,746	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	853,818
2,562,674	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,952,323
4,885,051	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR USD + 0.340%), 0.43%, 02/25/37(e)	2,324,236
2,442,525	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR USD + 6.600%), 6.51%, 02/25/37(e)	776,576
137,606	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	133,314
390,402	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR USD + 0.400%), 0.49%, 05/25/36(e)	314,787
3,077,026	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,230,728
2,161,739	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Francisco + 1.500%), 1.74%, 11/20/46(e)	1,652,376
4,167,207	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 1.82%, 11/25/46(e)	3,629,453

80

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,971,363	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR USD + 0.380%), 0.47%, 11/25/46(e)	$1,778,533
3,354,298	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR USD + 0.190%), 0.28%, 03/20/47(e)	2,900,693
701,800	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR USD + 0.420%), 0.51%, 05/25/36(e)	647,851
2,607,625	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR USD + 0.360%), 0.45%, 04/25/46(e)	2,579,168
1,985,658	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,342,144
2,000,043	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,391,313
964,879	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	684,550
4,313,927	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	2,450,378
3,711,941	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	2,461,397
885,179	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	579,537
222,096	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.08%, 11/25/36	333,371
7,473,564	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 0.93%, 03/25/47(e)	6,798,091
194,747	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR USD + 0.180%), 0.45%, 04/25/47(e)	42,428
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,502,066	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR USD + 0.480%), 0.57%, 08/25/47(e)	$1,466,730
1,247,851	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	987,560
1,490,116	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,057,187
1,056,741	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- 31, Class 2A3, 2.54%, 01/25/36(f)	984,562
1,934,730	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J2, Class 2A4, (1 mo. LIBOR USD + 1.400%), 1.49%, 08/25/35(e)	1,606,815
220,626	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J3, Class 2A4, 4.50%, 09/25/35	217,516
10,262,058	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 1.05%, 04/25/46(e)	4,036,942
2,620,861	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA5, Class 3A1, (1 mo. LIBOR USD + 0.400%), 0.49%, 04/25/46(e)	2,477,880
1,513,634	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 21, Class 1A1, 6.25%, 02/25/38	1,050,644
2,087,504	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- HYB1, Class 3A1, 2.99%, 03/25/37(f)	1,984,706
1,740,848	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	1,623,726

81

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,657,937	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(f)	$959,627
7,024,727	Credit Suisse Mortgage Capital Certificates Trust, Series 2009- 12R, Class 3A1, 6.50%, 10/27/37(b)	3,838,037
3,661,155	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 2.67%, 04/27/37(b)(f)	3,224,621
6,325,523	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR USD + 0.150%), 0.24%, 10/27/36(b)(e)	5,271,063
6,288,065	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.45%, 02/01/47(a)(b)(g)	5,674,978
2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020- SPT1, Class B2, 3.39%, 04/25/65(b)(f)	2,410,214
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021- NQM2, Class B1, 3.44%, 02/25/66(b)(f)	3,307,446
6,267,249	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR USD + 1.350%), 1.44%, 11/25/35(e)	1,166,851
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(f)	1,610,705
100,000	GCAT Trust, Series 2019-NQM2, Class B1, 4.01%, 09/25/59(b)(f)	101,112
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(f)	2,053,064
438,016	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.09%, 11/19/35(f)	433,850
3,553,739	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR USD + 0.350%), 0.44%, 01/25/35(b)(e)	3,308,955
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,609,964	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. LIBOR USD + 0.350%), 0.44%, 09/25/35(b)(e)	$3,977,745
1,339,497	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR USD + 0.350%), 0.44%, 01/25/36(b)(e)	1,122,228
273,147	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.61%, 01/25/35(f)	279,274
2,696,655	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	1,323,789
45,690	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 10/01/36	43,500
203,744	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.85%, 01/25/36(f)	215,373
535,064	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	457,902
10,157,695	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.26%, 06/25/47(f)	8,070,051
1,959,135	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR USD + 0.250%), 0.33%, 07/19/47(e)	1,819,122
385,838	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 2.40%, 04/25/37(f)	360,879
3,690,000	Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(b)(f)	3,826,751
20,031,742	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.28%, 07/25/47(f)	688,607
1,878,003	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR USD + 0.270%), 0.36%, 06/25/37(e)	2,479,544
3,617,502	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. LIBOR USD + 0.240%), 0.33%, 08/25/37(e)	3,403,467
1,163,081	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.62%, 10/25/37(f)	870,207

82

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$44,087	JP Morgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	$59,365
6,402,279	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	2,996,971
84,534	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 3.10%, 10/26/48(b)(f)	87,313
113,391,200	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(f)	1,808,590
6,670,015	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(f)	103,719
120,061,216	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(f)	686,150
6,167,618	JP Morgan Mortgage Trust, Series 2021-INV5, Class B1, 3.19%, 12/25/51(b)(f)	6,178,028
1,810,124	JP Morgan Mortgage Trust, Series 2021-INV5, Class B2, 3.19%, 12/25/51(b)(f)	1,786,050
2,011,122	JP Morgan Mortgage Trust, Series 2021-INV5, Class B3, 3.19%, 12/25/51(b)(f)	1,904,531
1,340,811	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(f)	1,066,713
469,312	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(f)	340,099
1,608,964	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 3.19%, 12/25/51(b)(f)	659,275
37,000,000	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(f)	726,126
23,618,234	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(f)	283,419
7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(f)	334,593
4,028,950	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(f)	76,550
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$72,520,067	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(f)	$637,430
3,948,390	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(f)	4,068,791
926,630	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(f)	940,316
1,289,150	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(f)	1,259,294
684,950	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(f)	620,915
281,960	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(f)	229,197
926,814	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 3.27%, 02/25/52(b)(f)	451,041
2,165,686	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR USD + 1.150%), 1.24%, 12/25/37(e)	2,286,388
8,570,000	Loan Revolving Advance Investment Trust, Series 2021-1, Class A1X, (1 mo. LIBOR USD + 2.750%), 2.84%, 12/31/22(a)(b)(e)	8,570,000
11,430,000	Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR USD + 2.750%), 2.84%, 06/30/23(a)(b)(e)	11,430,000
4,617,425	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	1,656,176
2,709,740	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(b)	2,561,670
1,302,962	MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.52%, 08/25/37(b)(f)	698,909
1,762,241	MCM Trust, Series 2021-VFN1, 3.00%, 08/25/31(a)	1,762,241
1,356,782	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%(a)(d)	484,792

83

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class F, (1 mo. LIBOR USD + 3.250%), 3.34%, 11/25/53(b)(e)	$2,487,431
4,875,000	Mello Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR USD + 2.750%), 2.84%, 02/25/55(b)(e)	4,815,603
2,294,076	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR USD + 0.420%), 0.51%, 04/25/37(e)	2,277,603
869,230	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.63%, 05/25/36(f)	740,746
459,833	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	288,059
3,757,238	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 0.93%, 05/26/37(b)	3,793,417
3,057,707	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR USD + 0.160%), 0.41%, 12/26/46(b)(e)	3,034,244
435,205	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR USD + 0.160%), 0.41%, 07/26/45(b)(e)	430,394
915,480	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. LIBOR USD + 1.800%), 1.89%, 11/25/34(e)	889,047
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(f)	1,388,475
4,016,253	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(b)(f)	4,014,217
3,334,007	Prime Mortgage Trust, Series 2006- DR1, Class 2A1, 5.50%, 05/25/35(b)	3,211,179
1,570,747	Prime Mortgage Trust, Series 2006- DR1, Class 2A2, 6.00%, 05/25/35(b)	1,507,681
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,000,000	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class G, (1 mo. LIBOR USD + 5.500%), 5.59%, 02/25/55(a)(b)(e)	$3,000,000
4,166,087	PRPM LLC, Series 2020-5, Class A1, STEP, 3.10%, 11/25/25(b)	4,168,083
610,771	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR USD + 0.420%), 0.51%, 07/25/36(b)(e)	575,781
765,066	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. LIBOR USD + 0.380%), 0.47%, 05/25/46(e)	728,439
564,836	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	563,018
3,722,983	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. LIBOR USD + 0.550%), 0.64%, 01/25/37(e)	2,768,318
637,046	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. LIBOR USD + 0.250%), 0.34%, 07/25/36(e)	52,876
2,584,074	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 3.11%, 09/25/35(f)	2,014,668
7,010,468	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 4.41%, 08/25/36(f)	5,669,854
92,109	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 4.46%, 09/25/36(f)	68,968
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 02/25/24(b)(f)	2,217,237
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(f)	3,710,146
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(f)	2,783,556

84

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,935,000	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.00%, 02/25/30(a)(b)(f)	$1,895,913
10,787,832	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 3.03%, 07/25/56(b)(g)	3,672,992
18,753,197	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.46%, 07/25/56(b)(f)	1,875,355
4,763,029	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.01%, 11/25/57(f)	2,100,667
2,645,285	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 2.38%, 08/25/57(b)(f)(g)	1,104,147
4,500,055	Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(b)(f)	4,620,639
100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(f)	99,538
175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(f)	176,180
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(f)	259,048
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(f)	2,466,829
3,000,000	Station Place Securitization Trust, Series 2021-WL1, Class F, (1 mo. LIBOR USD + 2.500%), 2.59%, 01/26/54(b)(e)	2,998,802
1,306,597	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.88%, 05/25/35(f)	1,100,547
2,012,228	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.00%, 04/25/36(f)	1,488,636
3,489,276	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR USD + 0.440%), 0.53%, 05/25/46(e)	1,741,456
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,446,954	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR USD + 0.180%), 0.27%, 09/25/47(e)	$1,488,147
2,960,295	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR USD + 0.350%), 0.44%, 06/25/35(b)(e)	2,683,390
13,286,701	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)	9,882,095
496,694	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.25%, 04/25/37(f)	329,738
229,125	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.47%, 04/25/37(f)	163,818
204,010	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR USD + 1.250%), 1.55%, 06/25/47(e)	194,467
4,138,321	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 03/25/23(a)	4,138,321
1,034,580	TVC Holdings Plc, Series 2021-1, Class CERT, 0.00%(a)(d)(g)	1,299,433
3,162,000	Verus Securitization Trust, Series 2021- 1, Class B1, 2.98%, 01/25/66(b)(f)	3,142,712
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(f)	3,352,587
27,967,067	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.68%, 02/25/38(b)(f)	8,687,357
896,888	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- HY7, Class 2A2, 2.92%, 07/25/37(f)	907,309

85

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,634,695	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.250%), 1.49%, 05/25/47(e)	$6,656,143
1,329,781	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	897,090
851,731	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	867,830
4,607,371	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	4,101,020
4,013,207	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	1,385,582
1,328,458	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 1.05%, 08/25/46(e)	879,457
708,754	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR USD + 0.320%), 0.41%, 03/25/37(e)	611,744
5,921,324	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR USD + 6.680%), 6.59%, 03/25/37(e)	944,958
1,254,777	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR USD + 0.540%), 0.63%, 03/25/37(e)	1,093,953
1,128,197	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR USD + 0.490%), 0.58%, 03/25/37(e)	981,368
1,616,228	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 2.85%, 03/25/38(f)	1,453,266
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,610,000	Western Alliance CLN, 5.63%, 12/28/24	$13,598,735
		409,354,529
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
1,044,879	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR USD + 0.705%), 0.79%, 01/25/36(b)(e)	1,009,718
891,375	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR USD + 0.750%), 0.84%, 01/25/36(b)(e)	861,865
1,309,647	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR USD + 1.305%), 1.39%, 07/25/36(b)(e)	1,235,903
7,462,303	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR USD + 1.500%), 1.59%, 10/25/37(b)(e)	5,613,567
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR USD + 1.500%), 1.59%, 12/25/37(b)(e)	9,969,785
4,250,000	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR USD + 2.650%), 2.74%, 10/15/36(b)(e)	4,239,421
1,382,512	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(b)	1,052,460
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR USD + 0.600%), 0.69%, 06/25/37(b)(e)	2,545,078
3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. LIBOR USD + 2.000%), 2.09%, 10/25/37(b)(e)	2,896,628
2,387,596	Velocity Commercial Capital Loan Trust, Series 2014-1, Class M7, 8.07%, 09/25/44(b)(f)	2,230,964
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.63%, 04/25/46(b)(f)	3,950,815

86

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(b)(f)	$3,082,880
2,770,716	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(f)	2,829,582
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(f)	1,005,583
1,842,153	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(f)	1,871,518
2,246,506	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(f)	2,267,898
2,640,788	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(f)	2,664,300
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(f)	1,611,334
498,304	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(f)	502,846
2,030,134	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(f)	1,996,571
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 3.83%, 08/25/51(b)(f)	1,221,164
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.77%, 08/25/51(b)(f)	1,222,707
3,395,972	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(a)(b)	3,345,033
5,000,000	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(f)	4,957,261
		64,184,881
Total Non-Agency Mortgage-Backed Securities (Cost $472,857,261)		473,539,410
Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
$2,740,286	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, (SOFR 30A + 6.000%), 6.05%, 10/25/41(b)(e)	$2,728,311
5,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, (SOFR 30A + 4.800%), 4.85%, 10/25/50(b)(e)	5,289,676
3,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (SOFR 30A + 3.000%), 3.05%, 12/25/50(b)(e)	3,038,279
2,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, (SOFR 30A + 5.650%), 5.70%, 12/25/50(b)(e)	2,154,479
3,076,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, (SOFR 30A + 2.650%), 2.70%, 01/25/51(b)(e)	3,090,023
4,000,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, (SOFR 30A + 4.750%), 4.80%, 01/25/51(b)(e)	4,146,542
4,000,000	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, (SOFR 30A + 5.500%), 5.55%, 01/25/34(b)(e)	4,194,780
1,375,566	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B1, (SOFR 30A + 3.000%), 3.05%, 08/25/33(b)(e)	1,384,162
2,856,608	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, (SOFR 30A + 5.000%), 5.05%, 08/25/33(b)(e)	2,945,447
3,357,143	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B1, (SOFR 30A + 3.350%), 3.40%, 09/25/41(b)(e)	3,325,063
1,361,989	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017- DNA1, Class B2, (1 mo. LIBOR USD + 10.000%), 10.09%, 07/25/29(e)	1,463,824

87

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018- DNA1, Class B1, (1 mo. LIBOR USD + 3.150%), 3.24%, 07/25/30(e)	$3,044,950
167,989	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018- SPI2, Class M2, 3.81%, 05/25/48(b)(f)	167,947
4,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020- HQA5, Class B1, (SOFR 30A + 4.000%), 4.05%, 11/25/50(b)(e)	4,192,300
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021- DNA2, Class B1, (SOFR 30A + 3.400%), 3.45%, 08/25/33(b)(e)	2,051,721
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021- DNA2, Class B2, (SOFR 30A + 6.000%), 6.05%, 08/25/33(b)(e)	3,330,029

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $44,512,190)		46,547,533

U.S. GOVERNMENT SECURITIES — 21.5%
U.S. Treasury Bonds — 21.5%
41,315,000	3.63%, 08/15/43	53,265,687
38,170,000	3.63%, 02/15/44	49,431,641
48,055,000	3.38%, 05/15/44	60,181,379
42,650,000	3.13%, 08/15/44	51,483,215
42,050,000	3.00%, 02/15/47	50,957,701
47,000,000	2.75%, 08/15/47	54,600,781
42,100,000	3.00%, 08/15/48	51,345,555
41,800,000	3.38%, 11/15/48	54,516,344
47,000,000	3.00%, 02/15/49	57,527,266
42,290,000	2.88%, 05/15/49	50,718,265
59,560,000	1.25%, 05/15/50	50,270,036
53,100,000	1.63%, 11/15/50	49,175,578

Total U.S. Government Securities (Cost $665,874,665)		633,473,448
Shares		Value
CASH SWEEP — 13.4%
UNITED STATES — 13.4%
395,197,227	Citibank - US Dollars on Deposit in Custody Account, 0.03%(i)	$395,197,227
Total Cash Sweep (Cost $395,197,227)		395,197,227
TOTAL INVESTMENTS — 100.0% (Cost $2,930,588,115)		$2,950,867,209
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(291,297)
NET ASSETS — 100.0%		$2,950,575,912

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $77,502,801 which is 2.63% of net assets and the cost is $77,644,081.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $828,229,215, which is 28.07% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (h).
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2021.
(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. Rate shown is the rate in effect as of October 31, 2021.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2021.
(g)	Zero coupon bond. The rate represents the yield at time of purchase. These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(i)	The rate shown represents the current yield as of October 31, 2021.

88

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	October 31, 2021

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Total Return Swap receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,317.85 and paying a (3 mo. LIBOR USD + 0.650%) 0.776%, with quarterly payments until expiration date	Barclays Bank Plc	11/02/2021	80,000	$(699,328)	$–	$(699,328)
Total Return Swap receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,317.97 and paying a (3 mo. LIBOR USD + 0.650%) 0.769%, with quarterly payments until expiration date	Barclays Bank Plc	12/02/2021	100,000	(811,514)	(62,775)	(748,739)
Total Return Swap receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,321.93 and paying a (3 mo. LIBOR USD + 0.650%) 0.776%, with quarterly payments until expiration date	Barclays Bank Plc	01/31/2022	120,000	(1,258,413)	(397,233)	(861,180)
Total Return Swap receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,310.26 and paying a (3 mo. LIBOR USD + 0.650%) 0.764%, with quarterly payments until expiration date	Barclays Bank Plc	09/13/2022	40,000	(182,338)	–	(182,338)
Total Total Return Swaps						$(2,491,585)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD

SPDR — Standard & Poor’s Depositary Receipt

STEP — Step Coupon Bond

USD — U.S. Dollar

89

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2021

Principal Amount		Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$4,500,000	University of California University & College Improvements Revenue Bonds, Series BG, 1.61%, 05/15/30	$4,366,238
New Jersey — 0.1%
1,750,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.48%, 01/01/28	1,727,604
Pennsylvania — 0.3%
5,000,000	Pennsylvania State University Refunding Revenue Bonds, Series D, 1.65%, 09/01/25	5,094,015
Total Municipal Bonds (Cost $11,250,000)		11,187,857

CORPORATE BONDS — 35.4%
Banks — 6.9%
1,500,000	ANZ New Zealand Int’l Ltd., 1.25%, 06/22/26(a)	1,476,039
4,000,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.450%), 0.70%, 06/30/24(b)	3,988,042
6,425,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	6,817,675
5,470,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(b)	5,435,599
3,675,000	Bank of New York Mellon Corp. (The) MTN, 1.60%, 04/24/25	3,728,526
6,140,000	Barclays Plc, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.200%), 2.67%, 03/10/32(b)	6,118,147
5,000,000	BNP Paribas SA, (SOFR RATE + 1.004%), 1.32%, 01/13/27(a)(b)	4,887,907
5,000,000	BPCE SA, 1.00%, 01/20/26(a)	4,870,343
Principal Amount		Value
Banks (continued)
$5,560,000	Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	$5,849,274
6,295,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	6,812,381
4,000,000	Credit Suisse AG, 1.25%, 08/07/26	3,915,940
2,000,000	Danske Bank A/S, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.98%, 09/10/25(a)(b)	1,984,639
4,570,000	HSBC Holdings Plc, (SOFR RATE + 1.285%), 2.21%, 08/17/29(b)	4,484,623
2,000,000	Huntington Bancshares, Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.170%), 2.49%, 08/15/36(a)(b)	1,955,081
7,136,000	JPMorgan Chase & Co., (SOFRRATE + 1.015%), 2.07%, 06/01/29(b)	7,069,797
3,369,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	3,780,048
4,000,000	Macquarie Group Ltd., (SOFR RATE + 0.694%), 1.20%, 10/14/25(a)(b)	3,975,972
5,000,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(b)	4,938,433
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR USD + 1.000%), 3.92%, 09/11/24(b)	5,280,873
2,500,000	Mizuho Financial Group, Inc., 2.56%, 09/13/31	2,449,358
2,875,000	Morgan Stanley, (SOFRRATE + 0.879%), 1.59%, 05/04/27(b)	2,848,616
2,555,000	Morgan Stanley GMTN, (SOFRRATE + 0.858%), 1.51%, 07/20/27(b)	2,516,097
2,000,000	NatWest Markets Plc, 1.60%, 09/29/26(a)	1,973,995

90

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Banks (continued)
$5,000,000	Standard Chartered Plc, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.200%), 2.68%, 06/29/32(a)(b)	$4,897,463
6,000,000	Truist Bank,Series, BKNT, 1.25%, 03/09/23	6,059,414
		108,114,282
Communication Services — 1.7%
7,325,000	Amazon.com, Inc., 1.65%, 05/12/28	7,301,762
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,529,764
5,000,000	E*TRADE Financial Corp., 4.50%, 06/20/28	5,694,817
6,176,000	Omnicom Group, Inc., 2.45%, 04/30/30	6,215,521
		25,741,864
Consumer Discretionary — 5.6%
5,500,000	American Honda Finance Corp. MTN, 0.88%, 07/07/23	5,529,079
2,500,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	2,496,561
8,500,000	DR Horton, Inc., 1.40%, 10/15/27	8,259,638
5,465,000	Equifax, Inc., 2.60%, 12/01/24	5,689,747
6,250,000	Estee Lauder Cos., Inc. (The), 2.60%, 04/15/30	6,530,592
2,300,000	General Motors Financial Co., Inc., 1.70%, 08/18/23	2,331,486
2,616,000	General Motors Financial Co., Inc., 4.35%, 04/09/25	2,846,847
5,210,000	Hasbro, Inc., 3.50%, 09/15/27	5,609,221
6,145,000	Kimberly-Clark Corp., 1.05%, 09/15/27	5,960,653
5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	5,227,429
4,205,000	McDonald’s Corp. MTN, 3.30%, 07/01/25	4,490,234
5,105,000	Moody’s Corp., 3.75%, 03/24/25	5,499,032
Principal Amount		Value
Consumer Discretionary (continued)
$3,060,000	PayPal Holdings, Inc., 1.65%, 06/01/25	$3,104,046
5,500,000	Ross Stores, Inc., 0.88%, 04/15/26	5,357,519
3,535,000	Southwest Airlines Co., 5.25%, 05/04/25	3,963,528
3,693,000	Southwest Airlines Co., 5.13%, 06/15/27	4,261,887
1,000,000	Starbucks Corp., 1.30%, 05/07/22	1,004,687
4,985,000	Verisk Analytics, Inc., 4.00%, 06/15/25	5,433,667
2,680,000	VF Corp., 2.05%, 04/23/22	2,700,242
1,830,000	Walmart, Inc., 1.80%, 09/22/31	1,804,529
		88,100,624
Consumer Staples — 1.8%
5,000,000	Bunge Ltd. Finance Corp., 1.63%, 08/17/25	5,018,524
5,000,000	Conagra Brands, Inc., 4.60%, 11/01/25	5,570,495
4,125,000	Conagra Brands, Inc., 1.38%, 11/01/27	3,974,520
1,965,000	Constellation Brands, Inc., 3.15%, 08/01/29	2,089,648
5,000,000	Diageo Capital Plc, 2.63%, 04/29/23	5,129,633
4,950,000	General Mills, Inc., 4.00%, 04/17/25	5,381,465
1,426,000	Kroger Co. (The), 2.80%, 08/01/22	1,448,967
		28,613,252
Diversified Financials — 4.4%
2,950,000	Ally Financial, Inc., 2.20%, 11/02/28	2,913,576
1,760,000	American Express Co., 3.70%, 08/03/23	1,849,762
2,000,000	American Tower Corp., 2.40%, 03/15/25	2,060,398
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,874,047
5,000,000	Athene Global Funding, 1.73%, 10/02/26(a)	4,945,223
5,000,000	Blackstone Holdings Finance Co. LLC, 2.00%, 01/30/32(a)	4,808,567

91

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Diversified Financials (continued)
$5,000,000	Capital One Financial Corp., (SOFRRATE + 1.337%), 2.36%, 07/29/32(b)	$4,829,931
2,570,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,593,913
6,000,000	Fidelity National Financial, Inc., 2.45%, 03/15/31	5,952,346
3,270,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR USD + 1.000%), 1.12%, 07/24/23(c)	3,286,045
5,220,000	Invitation Homes Operating Partnership LP REIT, 2.00%, 08/15/31	4,956,282
5,000,000	Kimco Realty Corp. REIT, 1.90%, 03/01/28	4,927,789
3,500,000	Magna International, Inc., 3.63%, 06/15/24	3,732,595
1,500,000	Magna International, Inc., 2.45%, 06/15/30	1,525,556
1,800,000	Mastercard, Inc., 3.50%, 02/26/28	1,991,577
5,000,000	New York Life Global Funding, 1.10%, 05/05/23(a)	5,047,618
6,070,000	Public Storage REIT, 1.85%, 05/01/28	6,065,223
2,525,000	Visa, Inc., 1.90%, 04/15/27	2,576,843
		68,937,291
Energy — 2.9%
6,235,000	BP Capital Markets America, Inc., 3.94%, 09/21/28	6,984,671
6,253,000	Chevron USA, Inc., 0.69%, 08/12/25	6,151,627
1,500,000	Enbridge, Inc., 1.60%, 10/04/26	1,489,398
5,567,000	Energy Transfer LP, 4.95%, 06/15/28	6,360,025
8,525,000	Pioneer Natural Resources Co., 1.13%, 01/15/26	8,343,689
5,370,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	6,233,341
3,555,000	Valero Energy Corp., 1.20%, 03/15/24	3,547,666
5,000,000	Williams Cos., Inc. (The), 3.35%, 08/15/22	5,074,442
Principal Amount		Value
Energy (continued)
$1,560,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	$1,658,290
		45,843,149
Health Care — 2.6%
4,000,000	AbbVie, Inc., 2.60%, 11/21/24	4,165,549
5,000,000	Anthem, Inc., 3.65%, 12/01/27	5,489,356
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24	3,157,563
2,714,000	Cigna Corp., 3.75%, 07/15/23	2,849,584
5,000,000	HCA, Inc., 5.00%, 03/15/24	5,441,494
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,367,802
6,320,000	Merck & Co., Inc., 1.45%, 06/24/30	6,076,195
5,000,000	Stryker Corp., 1.15%, 06/15/25	4,989,032
2,550,000	Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	2,552,689
		40,089,264
Industrials — 1.7%
4,175,000	General Dynamics Corp., 3.63%, 04/01/30	4,674,166
6,206,000	Jabil, Inc., 4.70%, 09/15/22	6,420,709
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,700,514
6,889,000	Union Pacific Corp., 3.95%, 09/10/28	7,774,941
5,000,000	Waste Management, Inc., 1.15%, 03/15/28	4,774,855
		26,345,185
Information Technology — 2.2%
4,165,000	Adobe, Inc., 3.25%, 02/01/25	4,434,013
3,275,000	Broadcom, Inc., 4.70%, 04/15/25	3,616,237
3,000,000	Broadcom, Inc., 3.15%, 11/15/25	3,167,080
4,871,000	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	5,458,233
8,000,000	NVIDIA Corp., 2.00%, 06/15/31	7,842,240

92

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Information Technology (continued)
$5,475,000	Oracle Corp., 2.50%, 05/15/22	$5,518,707
4,670,000	Roper Technologies, Inc., 2.95%, 09/15/29	4,906,642
		34,943,152
Materials — 2.4%
5,200,000	Air Products and Chemicals, Inc., 1.50%, 10/15/25	5,256,371
4,730,000	DuPont de Nemours, Inc., 4.49%, 11/15/25	5,262,999
10,000,000	Georgia-Pacific LLC, 1.75%, 09/30/25(a)	10,143,392
7,000,000	International Flavors & Fragrances, Inc., 1.83%, 10/15/27(a)	6,908,922
5,250,000	Nucor Corp., 2.00%, 06/01/25	5,359,789
3,996,000	Sherwin-Williams Co. (The), 3.45%, 08/01/25	4,290,103
1,000,000	Westlake Chemical Corp., 0.88%, 08/15/24	999,967
		38,221,543
Telecommunication Services — 0.9%
6,000,000	T-Mobile USA, Inc., 3.88%, 04/15/30	6,563,678
7,935,000	Verizon Communications, Inc., 1.75%, 01/20/31	7,497,156
		14,060,834
Utilities — 2.3%
5,000,000	Dominion Energy, Inc., Series B, 3.60%, 03/15/27	5,454,588
2,000,000	Enel Finance International NV, 2.25%, 07/12/31(a)	1,959,135
5,000,000	Eversource Energy, Series N, 3.80%, 12/01/23	5,294,956
4,180,000	Florida Power & Light Co., 2.75%, 06/01/23	4,284,662
5,000,000	Public Service Co. of Colorado, Series 35, 1.90%, 01/15/31	4,885,938
4,500,000	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	4,316,115
5,000,000	Southern Co. Gas Capital Corp., 2.45%, 10/01/23	5,142,590
Principal Amount		Value
Utilities (continued)
$5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	$5,312,759
		36,650,743
Total Corporate Bonds (Cost $554,273,501)		555,661,183

ASSET-BACKED SECURITIES — 6.5%
CAYMAN ISLANDS — 2.8%
Collateralized Loan Obligations — 2.8%
3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.500%), 1.62%, 04/15/34(a)(c)	3,489,638
5,000,000	Aimco CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR USD + 0.990%), 1.12%, 04/20/34(a)(c)	4,996,328
1,828,910	BlueMountain CLO Ltd., Series 2015- 2A, Class A1R, (3 mo. LIBOR USD + 0.930%), 1.05%, 07/18/27(a)(c)	1,828,911
1,500,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR USD + 1.450%), 1.57%, 05/15/30(a)(c)	1,499,996
5,750,000	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-10A, Class B, (3 mo. LIBOR USD + 1.600%), 1.73%, 07/20/34(a)(c)	5,740,663
4,700,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A2, (3 mo. LIBOR USD + 1.750%), 1.87%, 04/15/34(a)(c)	4,699,983
5,000,000	KAYNE CLO I Ltd., Series 2018-1A, Class BR, (3 mo. LIBOR USD + 1.400%), 1.52%, 07/15/31(a)(c)	4,987,658
1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. LIBOR USD + 1.400%), 1.53%, 03/20/30(a)(c)	1,489,530
1,125,323	Mercer Field II CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR USD + 1.330%), 1.45%, 04/15/29(a)(c)	1,126,041

93

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,750,000	OCP CLO Ltd., Series 2019-17A, Class BR, (3 mo. LIBOR USD + 1.600%), 1.73%, 07/20/32(a)(c)	$1,739,529
4,500,000	Octagon 55 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR USD + 1.650%), 1.76%, 07/20/34(a)(c)	4,492,360
4,000,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, (3 mo. LIBOR USD + 1.400%), 1.57%, 07/20/29(a)(c)	3,989,827
3,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. LIBOR USD + 1.700%), 1.83%, 10/20/34(a)(c)	2,994,827
150,188	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR USD + 0.950%), 1.07%, 07/16/27(a)(c)	150,185
		43,225,476
UNITED STATES — 3.7%
Other Asset-Backed Securities — 3.7%
2,100,000	BMW Vehicle Lease Trust, Series 2021-1, Class A4, 0.37%, 07/25/24	2,092,064
2,750,000	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	2,742,027
1,500,000	CarMax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	1,475,455
350,000	CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/26	349,497
1,500,000	CNH Equipment Trust, Series 2021- C, Class A4, 1.16%, 10/16/28	1,497,928
2,000,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 02/15/30(a)	1,994,954
3,000,000	Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24	3,001,674
1,208,608	DT Auto Owner Trust, Series 2019- 1A, Class C, 3.61%, 11/15/24(a)	1,213,633
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,114,477	Enterprise Fleet Financing LLC, Series 2020-2, Class A2, 0.61%, 07/20/26(a)	$2,114,655
1,750,000	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(a)	1,748,306
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(a)	3,951,756
32,759	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 05/16/23	32,939
1,000,000	HPEFS Equipment Trust, Series 2021- 2A, Class B, 0.61%, 09/20/28(a)	992,809
1,250,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(a)	1,252,672
2,202,505	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(a)	2,186,075
3,530,881	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(a)	3,516,400
5,000,000	PFS Financing Corp., Series 2020-A, Class A, 1.27%, 06/15/25(a)	5,040,275
2,000,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 04/15/26(a)	1,982,629
1,750,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.73%, 03/17/25	1,753,372
1,506,801	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	1,541,461
907,104	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(a)	900,441
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class A3, 0.60%, 09/22/25(a)	1,982,638
2,500,000	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, 10/15/24	2,500,957
5,500,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/25	5,499,153

94

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,500,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	$2,489,559
51,598	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	51,704
232,966	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	233,489
844,692	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	853,894
3,500,000	World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,495,380
		58,487,796
Total Asset-Backed Securities (Cost $101,920,239)		101,713,272

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
639,407	JP Morgan Tax-Exempt Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(a)	611,642
Total Non-Agency Mortgage-Backed Securities (Cost $648,854)		611,642

U.S. GOVERNMENT AGENCIES — 0.0%
U.S. International Development Finance Corp. — 0.0%
182,928	5.14%, 12/15/23	192,344
Total U.S. Government Agencies (Cost $182,928)		192,344

U.S. GOVERNMENT SECURITIES — 55.8%
U.S. Treasury Bonds — 2.0%
833,000	1.38%, 11/15/40	749,342
31,000,000	1.88%, 02/15/41	30,384,844
		31,134,186
U.S. Treasury Inflation Indexed Bonds — 2.6%
38,655,347	0.63%, 01/15/24(d)	41,381,606
U.S. Treasury Notes — 51.2%
160,000	1.88%, 01/31/22	160,713
1,000,000	1.63%, 12/15/22	1,015,977
Principal Amount		Value
U.S. Treasury Notes (continued)
$80,000,000	0.13%, 06/30/23	$79,640,625
53,595,000	2.75%, 07/31/23	55,749,268
85,966,000	2.25%, 01/31/24	89,162,861
100,000,000	0.25%, 06/15/24	98,847,656
74,871,000	2.38%, 08/15/24	78,289,914
1,234,000	2.25%, 11/15/24	1,288,518
24,486,000	2.00%, 02/15/25	25,403,269
50,139,000	2.00%, 08/15/25	52,046,632
56,783,000	2.25%, 11/15/25	59,522,336
59,079,000	1.63%, 02/15/26	60,405,970
36,058,000	2.00%, 11/15/26	37,476,375
12,353,000	0.50%, 04/30/27	11,841,509
48,258,000	2.38%, 05/15/27	51,093,157
20,000,000	1.00%, 07/31/28	19,430,469
3,249,000	2.63%, 02/15/29	3,511,458
35,999,000	1.50%, 02/15/30	36,053,842
41,833,000	1.63%, 05/15/31	42,146,747
		803,087,296
Total U.S. Government Securities (Cost $868,656,141)		875,603,088

Shares
INVESTMENT COMPANY — 1.2%
18,309,659	SEI Daily Income Trust Government II Fund - Class A, 0.01%(e)	18,309,659
Total Investment Company (Cost $18,309,659)		18,309,659
TOTAL INVESTMENTS — 99.7% (Cost $1,555,241,322)		$1,563,279,045
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		5,412,302
NET ASSETS — 100.0%		$1,568,691,347

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2021.
(c)	Floating rate security. Rate shown is the rate in effect as of October 31, 2021.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of October 31, 2021.

95

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2021

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2021

Principal Amount		Value
MUNICIPAL BONDS — 90.3%
Alabama — 0.7%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	$2,079,879
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,674,769
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,151,017
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,135,119
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,689,368
13,000,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B, 5.00%, 01/01/45(a)	14,883,660
		27,613,812
Arizona — 1.0%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	982,080
1,300,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(a)	1,341,357
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,595,617
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	1,916,366
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,415,540
Principal Amount		Value
Arizona (continued)
$5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/22	$5,039,764
8,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/30	11,080,293
8,850,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/22	8,920,381
6,470,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/23	6,830,560
		40,121,958
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO, 5.00%, 10/01/26	8,184,540
735,000	University of Arkansas Refunding Revenue Bonds, 5.00%, 03/01/26	839,975
		9,024,515
California — 5.7%
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, (California Mortgage Insurance), 5.00%, 07/01/23	107,637
200,000	California Municipal Finance Authority Advance Refunding Revenue Bonds, (California Mortgage Insurance), 5.00%, 02/01/25	229,014
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds, (California Mortgage Insurance), 5.00%, 05/15/25	231,215

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$1,410,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/29	$1,776,928
1,160,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/30	1,481,636
1,360,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/31	1,760,950
1,805,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/33	2,317,951
5,235,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/27	6,346,450
5,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/28	6,184,645
8,250,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/30	10,537,496
10,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/31	12,948,164
7,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/15/32	9,115,219
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A, 5.00%, 10/01/23	1,633,878
Principal Amount		Value
California (continued)
$4,150,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/32	$5,590,112
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/22	5,019,586
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,616,151
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub- Series B, 5.00%, 08/15/49(b)	4,032,426
6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	6,867,444
3,800,000	San Diego County Water Authority Refunding Revenue Bonds, Sub- Series S1, 5.00%, 05/01/28	4,785,584
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	909,277
2,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series B-1, 5.00%, 08/01/24	2,818,551
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series 2020, 5.00%, 05/01/37	12,439,732
2,340,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	3,023,036

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$13,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	$16,722,800
1,860,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/34	2,380,630
1,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series B, 5.00%, 05/01/31	1,317,598
4,380,000	State of California Advance Refunding GO, 5.00%, 08/01/25	5,105,046
6,095,000	State of California Advance Refunding GO, 5.00%, 09/01/25	7,122,736
4,475,000	State of California Advance Refunding GO, 5.00%, 11/01/25	5,256,863
4,530,000	State of California Advance Refunding GO, Group B, 5.00%, 09/01/25	5,293,846
2,000,000	State of California Current Refunding GO, 5.00%, 10/01/25	2,343,356
9,635,000	State of California Current Refunding GO, 5.00%, 12/01/28	12,277,907
750,000	State of California Current Refunding GO, 5.00%, 04/01/24	834,438
2,630,000	State of California Current Refunding GO, 5.00%, 10/01/25	3,081,513
3,250,000	State of California Current Refunding GO, 5.00%, 08/01/26	3,905,881
2,000,000	State of California Current Refunding GO, 5.00%, 04/01/27	2,448,530
Principal Amount		Value
California (continued)
$8,695,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	$11,907,420
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/22	1,704,298
6,210,000	State of California GO, 5.00%, 10/01/23	6,769,265
3,735,000	State of California GO, 5.00%, 10/01/24	4,236,631
7,000,000	State of California Public Improvements GO, 5.00%, 09/01/22	7,280,178
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,439,468
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	6,811,873
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,064,450
7,230,000	State of California School Improvements GO, 5.00%, 11/01/28	9,028,544
6,360,000	University of California Refunding Revenue Bonds, Series AJ, 4.60%, 05/15/31	7,411,564
		241,517,917
Colorado — 1.3%
5,850,000	City & County of Denver CO Airport System Revenue Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	7,269,164
8,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/22	8,398,589
2,175,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/32	2,797,377
5,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/23	5,470,360

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Colorado (continued)
$3,300,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	$3,875,521
10,000,000	City & County of Denver CO Airport System Revenue, Series A, 5.00%, 12/01/32	12,283,043
4,000,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series D, 5.00%, 11/15/31(b)	4,191,577
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,328,806
2,000,000	Denver City & County School District No 1 Refunding GO, (State Aid Withholding), 5.00%, 12/01/24	2,280,456
4,275,000	Regional Transportation District Sales Tax Revenue Advance Refunding Revenue Bonds, 1.18%, 11/01/27	4,165,281
890,000	Weld County School District No RE-2 Eaton Schools Improvements GO, (State Aid Withholding), 5.00%, 12/01/23	976,443
		54,036,617
Connecticut — 2.9%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 1.45%, 07/01/42(b)(c)	9,074,714
1,000,000	Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/01/31	1,319,726
6,500,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, 4.00%, 07/01/31	8,053,386
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(b)	11,010,792
Principal Amount		Value
Connecticut (continued)
$11,200,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	$13,811,330
1,000,000	Hartford County Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	1,105,694
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/23	355,635
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	6,888,933
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 03/01/29	2,693,409
5,000,000	State of Connecticut Current Refunding GO, Series C, 5.00%, 07/15/22	5,170,271
8,650,000	State of Connecticut Current Refunding GO, Series C, 5.00%, 07/15/24	9,725,468
1,675,000	State of Connecticut GO, Series A, 5.00%, 04/15/28	2,096,414
20,000,000	State of Connecticut Refunding GO, Series C, 5.00%, 06/01/23	20,551,446
1,245,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/26	1,485,280
1,700,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/27	2,083,588
1,715,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/28	2,148,783
2,200,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/29	2,804,779

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Connecticut (continued)
$1,700,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/29	$2,174,345
1,500,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/30	1,949,364
2,000,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/31	2,647,713
2,000,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/30	2,315,717
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,212,199
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	1,295,241
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,146,647
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,639,991
		121,760,865
Delaware — 2.1%
10,000,000	Delaware State Health Facilities Authority Current Refundin Revenue Bonds, 5.00%, 10/01/45	12,411,542
2,415,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/28	3,031,062
1,165,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/29	1,491,783
Principal Amount		Value
Delaware (continued)
$1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/30	$1,630,768
2,750,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/31	3,571,671
5,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	6,504,007
1,500,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/32	1,942,585
1,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/35	1,284,839
5,825,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/26	6,989,493
10,000,000	State of Delaware Current Refunding GO, 5.00%, 02/01/28	12,509,475
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	9,563,923
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	12,404,508
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	11,447,468
2,885,000	State of Delaware Public Improvements GO, 5.00%, 03/01/24	3,201,338
		87,984,462
District of Columbia — 1.6%
1,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 06/01/25	1,161,615
4,145,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/25	4,774,494

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
District of Columbia (continued)
$8,800,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	$10,470,433
3,500,000	District of Columbia Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	4,344,417
11,735,000	District of Columbia Refunding Revenue Bonds, Series C, 5.00%, 10/01/23	12,789,472
10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series B, 5.00%, 10/01/52	11,835,113
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/26	5,957,813
9,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/27	10,950,666
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/28	6,200,499
		68,484,522
Florida — 1.8%
740,000	County of Hillsborough Refunding GO, 5.00%, 07/01/25	862,251
5,000,000	Orange County Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 11/15/52(b)	6,047,290
1,065,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 4.00%, 10/01/22	1,101,661
1,000,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 5.00%, 10/01/25	1,168,289
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/29	12,866,348
Principal Amount		Value
Florida (continued)
$10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/30	$13,073,992
5,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 07/01/24	5,616,151
3,475,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/24	3,890,655
10,000,000	State of Florida Current Refunding GO, Series B, 5.00%, 06/01/28	12,590,095
2,565,000	State of Florida Current Refunding GO, Series D, 5.00%, 06/01/23	2,756,892
1,750,000	State of Florida Current Refunding GO, Series F, 5.00%, 06/01/28	2,093,797
2,380,000	State of Florida Department of Transportation Turnpike System Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	2,456,431
2,465,000	State of Florida Department of Transportation Turnpike System Refunding Revenue Bonds, Series C, 5.00%, 07/01/22	2,544,160
5,350,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/23	5,750,243
3,895,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/24	4,188,971
		77,007,226
Georgia — 4.2%
800,000	Brookhaven Development Authority Revenue Bonds, Series A, 5.00%, 07/01/22	825,636
1,950,000	Brookhaven Development Authority Revenue Bonds, Series A, 5.00%, 07/01/23	2,104,370
21,000,000	Brookhaven Development Authority Revenue Bonds, Series A, 4.00%, 07/01/49	24,033,385
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	794,725

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Georgia (continued)
$2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	$2,244,186
5,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	5,804,212
4,225,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	5,056,720
11,445,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	14,056,438
5,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	6,285,355
1,400,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	1,563,789
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	2,306,710
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	2,368,442
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	3,636,431
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/28	3,705,832
265,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	273,528
1,500,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/22	1,548,273
Principal Amount		Value
Georgia (continued)
$240,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/23	$258,957
820,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	951,891
750,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	897,643
1,000,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/29	1,281,557
1,000,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	1,305,488
1,350,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/22	1,392,800
1,140,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/23	1,228,854
1,230,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/24	1,373,901
920,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/25	1,061,087
1,250,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/29	1,566,524
1,315,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/30	1,675,855
1,725,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/31	2,236,831

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Georgia (continued)
$1,400,000	City of Atlanta GA Department of Aviation Refunding Revenue Bonds, Series C, 5.00%, 07/01/33	$1,805,127
810,000	Development Authority of Bulloch County Current Refunding Revenue Bonds, 5.00%, 08/01/22	838,256
6,010,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds, 5.00%, 02/15/25	6,886,445
3,000,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds, 5.00%, 02/15/26	3,539,256
1,000,000	Gainesville & Hall County Hospital Authority Revenue Bonds, Series A, 5.00%, 02/15/24	1,104,748
1,000,000	Gainesville & Hall County Hospital Authority Revenue Bonds, Series A, 5.00%, 02/15/30	1,284,329
1,750,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/28	2,200,723
3,190,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/29	4,094,870
3,800,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/29	4,855,663
3,000,000	Georgia State Road & Tollway Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/30	3,901,924
3,935,000	Lowndes County Board of Education School Improvements GO, (State Aid Withholding), 5.00%, 02/01/22	3,982,077
1,975,000	Lowndes County Board of Education School Improvements GO, (State Aid Withholding), 5.00%, 02/01/23	2,092,776
Principal Amount		Value
Georgia (continued)
$1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 08/01/26	$1,852,751
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/26	1,310,628
3,265,000	State of Georgia Advance Refunding GO, Series C-1, 5.00%, 01/01/24	3,596,424
1,950,000	State of Georgia Public Improvements GO, Series A-2, 5.00%, 02/01/25	2,152,267
13,475,000	State of Georgia School Improvements GO, Series A, 5.00%, 07/01/31	18,172,793
2,230,000	State of Georgia School Improvements GO, Series A-1, 5.00%, 02/01/25	2,561,301
18,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	19,915,965
		177,987,743
Hawaii — 4.1%
12,715,000	City & County of Honolulu GO, Series E, 5.00%, 03/01/30	16,506,838
13,705,000	City & County of Honolulu GO, Series E, 5.00%, 03/01/31	18,096,679
10,000,000	City & County of Honolulu HI Refunding GO, Series A, 5.00%, 09/01/25	11,690,346
4,940,000	City & County of Honolulu HI Transit Improvements GO, Series E, 5.00%, 09/01/29(b)	5,298,141
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D, 5.00%, 08/01/23	3,250,127
12,260,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/31	15,491,233

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Hawaii (continued)
$11,965,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	$15,116,670
5,865,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	7,367,203
2,500,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,032,594
2,000,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	2,001,005
2,250,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.81%, 07/01/27	2,239,831
10,000,000	State of Hawaii Airports System Revenue Refunding Revenue Bonds, Series D, 5.00%, 07/01/33	12,717,597
1,500,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,780,103
4,165,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	5,053,677
7,330,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/28	9,091,568
3,915,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	4,951,684
Principal Amount		Value
Hawaii (continued)
$3,750,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	$4,810,509
10,420,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/31	12,349,108
11,920,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/32	14,082,952
5,420,000	State of Hawaii Public Improvements GO, Series EH, 5.00%, 08/01/33(a)	5,863,934
2,515,000	State of Hawaii Public Improvements GO, Series FK, 5.00%, 05/01/29	3,062,194
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F, 5.00%, 10/01/22	1,231,943
		175,085,936
Idaho — 0.1%
500,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/24	565,733
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,051,520
810,000	Idaho Bond Bank Authority Current Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	843,280
690,000	Idaho Bond Bank Authority Current Refunding Revenue Bonds, Series D, 5.00%, 09/15/23(a)	718,427
		3,178,960
Illinois — 0.2%
250,000	Glenview Park District Recreation Facilities Improvements GO, 5.00%, 12/01/25	291,262

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Illinois (continued)
$300,000	Glenview Park District Recreation Facilities Improvements GO, 5.00%, 12/01/26	$359,129
500,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/24	549,381
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	3,702,518
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,102,055
850,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D, 5.00%, 12/01/24	969,194
		7,973,539
Indiana — 0.3%
355,000	Center Grove 2000 Building Corp. Current Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 01/10/24	390,033
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 07/15/22	242,799
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 01/15/22	1,342,751
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 07/15/22	258,242
7,025,000	Indiana Finance Authority Health Care Facilities Revenue Bonds, 0.70%, 12/01/46(b)	6,994,867
2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds, 1.65%, 12/01/42(a)(b)	2,004,668
		11,233,360
Principal Amount		Value
Iowa — 0.9%
$1,750,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/27	$2,162,413
1,425,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/28	1,804,308
1,000,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/29	1,293,912
1,210,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/30	1,597,312
1,250,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	1,680,545
2,360,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/32	3,152,354
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/28	3,565,171
3,920,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/24	4,430,059
4,325,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/26	5,198,932
4,535,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/27	5,585,933
4,785,000	State of Iowa Board of Regents Current Refunding Revenue Bonds, 5.00%, 09/01/28	6,030,762
		36,501,701
Kansas — 0.0%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,364,128
Maine — 0.2%
725,000	Maine Governmental Facilities Authority Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/23	789,708
2,835,000	State of Maine Highway Improvements GO, Series B, 5.00%, 06/01/28	3,571,354

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Maine (continued)
$3,400,000	State of Maine Highway Improvements GO, Series B, 5.00%, 06/01/29	$4,378,716
		8,739,778
Maryland — 4.0%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	6,596,208
2,810,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/28	3,223,699
1,200,000	County of Baltimore 78th Issue Refunding GO, 5.00%, 02/01/29	1,412,208
3,835,000	County of Baltimore 81st Issue Refunding GO, 5.00%, 03/01/23	4,080,227
2,730,000	County of Baltimore Refunding GO, 5.00%, 03/01/23	2,904,569
2,000,000	County of Baltimore Refunding GO, 5.00%, 03/01/27	2,444,486
340,000	County of Frederick Crossover Pre-refunded Refunding GO, Series A, 5.00%, 02/01/25(a)	389,063
1,160,000	County of Frederick Crossover Refunding GO, Series A, 5.00%, 02/01/25	1,331,930
4,500,000	County of Montgomery Advance Refunding GO, Series B, 5.00%, 06/01/23	4,838,888
2,000,000	County of Montgomery Public Improvements GO, Series A, 5.00%, 12/01/27	2,272,424
10,000,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/27	12,350,311
10,000,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/28	12,639,395
10,000,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/31	13,400,928
3,500,000	County of Montgomery Refunding GO, Series A, 5.00%, 11/01/23	3,830,654
Principal Amount		Value
Maryland (continued)
$3,185,000	County of Prince George’s Public School Improvement GO, Series A, 5.00%, 09/15/25	$3,733,235
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,495,901
1,000,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/23	1,078,815
945,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/24	1,061,721
2,750,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	3,542,915
1,000,000	Maryland State Transportation Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	1,311,232
9,255,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/25	10,802,061
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 02/01/25	6,357,801
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	11,354,056
8,035,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/24(a)	8,700,495
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/25	1,152,665
7,015,000	State of Maryland Refunding GO, Series 2-C, 5.00%, 08/01/23	7,597,303

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Maryland (continued)
$7,700,000	State of Maryland School Improvements GO, 1st Series, 5.00%, 06/01/23	$8,279,875
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/23	21,309,670
1,675,000	University System of Maryland Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/24	1,862,288
5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series, (County GTY), 5.00%, 06/01/25	5,806,136
		169,161,159
Massachusetts — 3.4%
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	15,495,801
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	11,266,711
835,000	Commonwealth of Massachusetts Advance Refunding GO, Series E, 5.00%, 11/01/23	913,709
15,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 09/01/27	18,543,330
3,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	4,017,152
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,307,784
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM), 5.25%, 11/01/26	9,781,423
5,000,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	5,950,082
Principal Amount		Value
Massachusetts (continued)
$1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Advance Refunding Revenue Bonds, Senior Series B, 5.00%, 07/01/33	$1,151,168
2,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/24	2,245,891
1,500,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/25	1,743,045
1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/26	1,198,384
1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/28	1,260,747
7,280,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Series 2020, 5.00%, 02/01/36	8,277,172
8,000,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Sub Series 2017A, 5.00%, 02/01/33	8,452,189
2,265,000	Massachusetts Clean Water Trust Revenue Bond, Series 23B, 5.00%, 02/01/29	2,902,183
2,380,000	Massachusetts Clean Water Trust Revenue Bond, Series 23B, 5.00%, 02/01/30	3,113,036
5,035,000	Massachusetts Clean Water Trust Revenue Bond, Series 23B, 5.00%, 02/01/32	6,678,939
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/33	5,953,132
10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	12,450,306

108

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Massachusetts (continued)
$4,050,000	Massachusetts Development Finance Agency Current Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	$4,911,447
3,500,000	Massachusetts Development Finance Agency University & College Improvements Revenue Bonds, 0.45%, 07/01/41(b)	3,477,386
5,450,000	Massachusetts Housing Finance Agency STATE MF HSG Revenue Bonds, Series B-2, 0.90%, 06/01/26	5,447,345
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A, 5.00%, 08/15/23	3,631,908
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	518,019
3,050,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/22	3,159,919
		144,848,208
Michigan — 0.2%
225,000	Allegan Public School District Current Refunding GO, (Q-SBLF), 5.00%, 05/01/25	259,790
950,000	L’Anse Creuse Public Schools Current Refunding GO, (Q-SBLF), 5.00%, 05/01/23	1,015,939
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 04/15/24	1,114,027
1,000,000	Michigan State University Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	1,151,058
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,020,078
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A, 5.00%, 04/01/26	3,574,341
Principal Amount		Value
Michigan (continued)
$290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF), 5.00%, 11/01/22	$303,707
		8,438,940
Minnesota — 1.5%
600,000	Cambridge-Isanti Independent School District No 911 Crossover Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/25	686,205
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,670,793
2,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	2,282,443
10,000,000	Metropolitan Council Transit Improvements GO, Series B, 5.00%, 12/01/23	10,980,070
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 03/01/27	2,151,817
2,535,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/23	2,685,842
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	3,094,783
2,200,000	Sartell-St Stephen Independent School District No 748 GO, Series A, (School District Credit Program), 5.00%, 02/01/25	2,519,921
1,500,000	State of Minnesota Advance Refunding GO, Series D, 5.00%, 08/01/25	1,750,130
2,335,000	State of Minnesota Advance Refunding GO, Series D, 5.00%, 08/01/23	2,530,541
2,870,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 10/01/23	3,132,524

109

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Minnesota (continued)
$1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	$1,561,860
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,241,312
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/29	12,943,286
8,260,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/30	10,905,103
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,103,310
		63,239,940
Mississippi — 0.3%
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	2,635,287
10,000,000	State of Mississippi Public Improvements GO, Series B, 5.00%, 12/01/31(a)	10,980,069
		13,615,356
Missouri — 0.0%
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,033,668
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	554,330
		1,587,998
Montana — 0.0%
1,000,000	State of Montana Public Facilities GO, Series G, 5.00%, 08/01/27	1,234,398

New Hampshire — 0.2%
3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/21	4,005,608
Principal Amount		Value
New Hampshire (continued)
$3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/22	$4,197,176
		8,202,784
New Jersey — 3.9%
1,060,000	County of Ocean Current Refunding GO, Series B, 4.00%, 08/01/24	1,166,105
1,825,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/24	2,057,542
1,255,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/25	1,465,805
1,340,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/27	1,656,640
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds, Series B, (County GTY), 5.00%, 12/01/23	1,097,567
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds, Series B, (County GTY), 5.00%, 12/01/24	1,140,890
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	210,318
5,000,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/01/21	5,000,000
5,095,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/31	6,806,772
4,920,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	5,111,023
12,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/24	14,040,376

110

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New Jersey (continued)
$7,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/25	$8,724,142
1,675,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/26	2,009,000
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/26	1,199,913
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/27	1,231,907
1,055,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/29	1,356,505
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/30	1,309,314
1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/30	1,959,664
1,040,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/31	1,382,450
1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/23	1,616,129
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, 5.00%, 07/01/23	1,078,989
4,455,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, 5.00%, 09/01/26	5,378,750
10,300,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds, Series A, 5.00%, 06/15/23	11,062,760
Principal Amount		Value
New Jersey (continued)
$5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, (NATL-RE), 5.25%, 12/15/21	$5,029,871
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,011,948
3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.50%, 12/15/21	3,884,211
7,750,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/21	7,798,611
100,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series D, 5.00%, 12/15/23	109,695
1,770,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,867,210
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,890,826
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	5,400,446
3,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.86%, 01/01/31	3,409,615
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,210,149
2,380,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	2,712,723
2,775,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/27	3,358,163

111

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New Jersey (continued)
$2,145,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	$2,392,316
2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	3,008,953
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	3,688,966
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,404,188
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds,Series A, 5.00%, 01/01/34	4,789,896
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,989,016
20,000,000	State of New Jersey COVID-19 GO, Series A, 5.00%, 06/01/24	22,277,056
		165,296,420
New Mexico — 0.0%
500,000	Albuquerque Municipal School District No 12 School Improvements GO, Series 2017, (State Aid Withholding), 5.00%, 08/01/24	562,976
1,000,000	Hobbs School District No 16 School Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/15/28	1,124,731
		1,687,707
New York — 14.0%
10,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/26	11,997
30,000,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	31,083,480
15,000,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/23	16,245,125
Principal Amount		Value
New York (continued)
$9,400,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	$10,575,670
8,000,000	City of New York GO, Sub-Series B-3, 0.12%, 10/01/46(b)	8,000,000
1,400,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/28(c)	1,748,658
2,000,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/29(c)	2,550,464
2,910,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,015,098
32,750,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(b)(c)	35,197,460
2,135,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/24	2,268,561
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	673,475
3,575,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	3,617,679
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	19,168,146
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/25	5,405,865
9,450,000	City of New York Refunding GO, Series J, Sub-Series J11, 5.00%, 08/01/25(c)	11,002,818
4,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/30	5,230,103
4,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/31	5,312,864
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,478,176

112

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	$283,803
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/29	1,199,958
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	3,152,592
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 09/01/22	25,782,798
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	1,928,329
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	1,913,259
2,045,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24(a)	2,296,948
455,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	511,753
700,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/26	800,820
1,850,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,153,646
Principal Amount		Value
New York (continued)
$1,670,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/24	$1,878,301
3,270,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/28	4,110,534
2,750,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/29	3,528,035
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,476,684
10,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series B, 5.00%, 11/01/21	10,000,000
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series G, 5.00%, 11/01/21	2,425,000
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series H, 5.00%, 11/01/21	1,535,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/21	4,000,000
9,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/22	9,955,880

113

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$4,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/29	$4,640,930
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	10,855,578
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series C1, 5.00%, 11/01/30	1,272,677
10,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/33	13,884,807
3,545,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/24	3,974,001
1,000,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series DD, 5.00%, 06/15/29	1,286,312
500,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series EE, 5.00%, 06/15/29	587,168
1,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	1,098,626
2,350,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series AA-2, 5.00%, 06/15/30	3,080,991
6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	6,811,479
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2, 5.00%, 06/15/24	1,053,639
Principal Amount		Value
New York (continued)
$5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	$5,019,642
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/23	160,984
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	9,690,700
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	7,929,381
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	2,320,035
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A, 5.00%, 03/15/22	8,926,915
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,706,263
4,660,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	5,143,617
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E, 5.00%, 03/15/30	8,284,843
12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Group 2, Series A, 5.00%, 03/15/29	14,933,322
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 02/15/27	1,204,201
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/27	7,686,778

114

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$5,200,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	$5,771,302
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/27	27,716,396
13,375,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series D, 5.00%, 02/15/25	15,338,358
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C, 5.00%, 03/15/30	7,826,274
7,305,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/22	7,435,703
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	1,939,625
7,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	9,653,672
2,250,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/30	2,952,037
5,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bondss, 5.00%, 06/15/29	5,599,495
10,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series O, 5.00%, 01/01/33	13,094,188
2,000,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,220,428
2,105,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,486,579
Principal Amount		Value
New York (continued)
$1,000,000	New York State Urban Development Corp. Current Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	$1,165,429
4,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/28	5,000,537
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	6,392,659
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/31	6,482,962
10,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	12,911,306
5,875,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	6,764,760
5,605,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/22	5,705,286
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	4,789,183
10,000,000	New York State Urban Development Corp. Transit Improvements Refunding Revenue Bonds, Series A, 5.00%, 03/15/30	13,023,160
3,500,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 5.00%, 07/15/30	4,472,994
8,000,000	Port Authority of New York & New Jersey Current Refunding Revenue Bonds, Series 223, 5.00%, 07/15/32	10,313,653

115

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$5,715,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	$6,265,060
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	6,440,779
3,270,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/22	3,378,045
3,800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/23	4,097,458
1,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/24	1,119,150
4,195,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/25	4,850,631
4,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/26	5,803,301
5,255,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/27	6,381,616
5,750,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 221, 5.00%, 07/15/29	7,253,584
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,684,894
		594,402,372
North Carolina — 2.2%
1,260,000	City of Durham NC Water & Sewer Utility System Revenue Refunding Revenue Bonds, 5.00%, 08/01/26	1,516,899
1,680,000	City of Durham NC Water & Sewer Utility System Revenue Refunding Revenue Bonds, 5.00%, 08/01/27	2,073,789
Principal Amount		Value
North Carolina (continued)
$1,300,000	City of Durham NC Water & Sewer Utility System Revenue Refunding Revenue Bonds, 5.00%, 08/01/28	$1,644,092
750,000	City of Winston-Salem Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/26	839,297
1,000,000	Durham Capital Financing Corp. Advance Refunding Revenue Bonds, 5.00%, 12/01/25	1,178,261
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/22	2,015,956
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/23(a)	2,064,309
3,250,000	State of North Carolina Advance Refunding Revenue Bonds, 5.00%, 03/01/22	3,301,941
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	13,930,778
1,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,116,778
8,950,000	State of North Carolina GO, Series B, 5.00%, 06/01/30	11,476,136
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/22	1,536,222
8,750,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/29	11,213,215
2,000,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/32	2,595,545
2,650,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/23	2,818,350

116

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
North Carolina (continued)
$3,250,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/24	$3,604,751
3,250,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/25	3,741,235
2,555,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/26	3,031,550
2,750,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/28	3,429,957
2,125,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/29	2,705,278
3,500,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/30	4,537,337
2,100,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/31	2,762,161
4,000,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/32	5,241,901
1,500,000	State of North Carolina Revenue Bonds, 5.00%, 03/01/33	1,960,722
385,000	Town of Garner Public Improvements GO, 5.00%, 08/01/24	434,170
1,175,000	University of North Carolina at Chapel Hill Current Refunding Revenue Bonds, Series B, 5.00%, 12/01/29	1,528,445
		92,299,075
Ohio — 3.4%
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,141,222
2,225,000	City of Columbus Advance Refunding GO, Series 2017-1, 5.00%, 04/01/24	2,476,642
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,169,593
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,156,870
Principal Amount		Value
Ohio (continued)
$1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	$1,136,596
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,720,944
1,350,000	County of Montgomery Current Refunding Revenue Bonds, 5.00%, 08/01/30	1,757,316
600,000	Greater Cleveland Regional Transit Authority Advance Refunding Revenue Bonds, 5.00%, 12/01/25	705,628
545,000	Greater Cleveland Regional Transit Authority Advance Refunding Revenue Bonds, 5.00%, 12/01/26	659,940
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	1,096,029
1,030,000	Hamilton City School District Advance Refunding GO, (School District Credit Program), 5.00%, 12/01/22	1,081,867
1,000,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/28	1,272,734
2,000,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/29	2,594,438
2,500,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/30	3,304,320
2,000,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/31	2,698,364
1,500,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/32	2,009,503
4,300,000	Ohio State University Revenue Bonds, Series A, 5.00%, 12/01/33	5,747,458
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,589,367

117

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Ohio (continued)
$3,375,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/23	$3,629,166
3,300,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/24	3,690,186
1,410,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/25	1,633,510
1,450,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/26	1,734,861
2,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/27	2,455,100
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bond, Series 2015-A, 5.00%, 12/01/24	11,392,362
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, 5.00%, 06/01/28	12,893,733
3,045,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/42(a)	3,130,214
2,350,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/45(a)	2,415,764
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	343,464
16,790,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	19,170,265
4,000,000	State of Ohio Current Refunding GO, Series C, 5.00%, 03/15/28	4,995,859
Principal Amount		Value
Ohio (continued)
$2,250,000	State of Ohio Current Refunding GO, Series C, 5.00%, 03/15/30	$2,923,530
2,400,000	State of Ohio Current Refunding GO, Series C, 5.00%, 03/15/31	3,179,731
2,500,000	State of Ohio Current Refunding GO, Series C, 5.00%, 03/15/32	3,380,004
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,630,394
1,690,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,906,828
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 1-A, 5.00%, 12/15/29	2,594,662
1,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 1-A, 5.00%, 12/15/30	1,320,788
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A, 5.00%, 06/01/25	2,315,490
2,185,000	State of Ohio Public Facilities Revenue Bonds, Series A, 5.00%, 02/01/26	2,582,900
2,400,000	State of Ohio Public Facilities Revenue Bonds, Series A, 5.00%, 02/01/29	3,040,587
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	1,561,183
5,000,000	State of Ohio School Improvements GO, Series B, 5.00%, 06/15/23	5,380,436
2,200,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28(a)	2,252,789
5,445,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28	6,282,816
		144,155,453

118

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Oklahoma — 0.7%
$3,650,000	City of Oklahoma City Public Improvements GO, 5.00%, 03/01/26	$4,337,675
2,350,000	Oklahoma Turnpike Authority Pre-refunded Highway Improvements Revenue Bonds, Series C, 5.00%, 01/01/31(a)	2,369,078
1,500,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,652,262
1,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	1,144,556
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/26	2,364,510
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/27	2,433,864
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/28	2,493,951
2,315,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/29	2,951,682
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/26	5,911,274
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	3,722,222
		29,381,074
Oregon — 0.8%
8,035,000	City of Portland Sewer System Revenue Sewer Improvements Revenue Bonds, Series A, 5.00%, 03/01/30	10,468,162
3,290,000	State of Oregon Advance Refunding GO, Series M, 5.00%, 11/01/23	3,598,041
Principal Amount		Value
Oregon (continued)
$10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	$11,969,856
4,900,000	State of Oregon Public Facilities GO, 5.00%, 05/01/29	6,271,284
		32,307,343
Pennsylvania — 2.4%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO, 5.00%, 07/15/26	18,011,416
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1, 5.00%, 03/01/22	5,080,080
8,245,000	General Authority of Southcentral Pennsylvania Pre-refunded Refunding Revenue Bonds, 5.00%, 06/01/44(a)	9,235,749
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,200,539
1,500,000	Pennsylvania Higher Educational Facilities Authority Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/25	1,749,223
2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/22	2,837,231
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/23	3,769,275
1,700,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/25	1,974,105
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	8,370,881
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	7,222,970

119

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Pennsylvania (continued)
$6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	$7,869,725
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	10,871,724
6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	8,460,882
6,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/31	7,950,141
6,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/32	8,093,873
		102,697,814
Rhode Island — 0.3%
6,950,000	Rhode Island Commerce Corp. Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	7,477,627
1,045,000	State of Rhode Island Advance Refunding COP, Series D, 5.00%, 04/01/25	1,200,211
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D, 5.00%, 04/01/24	609,667
960,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/24	1,070,875
1,010,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/25	1,166,207
		11,524,587
South Carolina — 0.6%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A, (South Carolina School District Enhancement), 5.00%, 03/01/22	3,657,657
Principal Amount		Value
South Carolina (continued)
$9,360,000	County of Charleston Highway Improvements GO, Series A, 5.00%, 11/01/30	$12,415,012
4,010,000	Darlington County School District School Improvement GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	4,898,844
2,350,000	Lexington County School District No 2 School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/26	2,790,531
1,485,000	State of South Carolina University & College Improvements GO, Series B, (State Aid Withholding), 5.00%, 04/01/22	1,515,005
		25,277,049
South Dakota — 0.5%
2,125,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	2,745,904
1,950,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/31	2,548,867
1,500,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/33	1,950,739
4,910,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/38	6,263,340
5,155,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/39	6,560,824
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, Series B, 5.00%, 08/01/29	2,755,580
		22,825,254
Tennessee — 0.9%
500,000	City of Clarksville TN Water Sewer & Gas Revenue Repayment of Bank Loan Refunding Revenue Bonds, 5.00%, 02/01/25	573,758

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Tennessee (continued)
$2,000,000	City of Clarksville TN Water Sewer & Gas Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 02/01/29	$2,548,181
1,000,000	City of Clarksville TN Water Sewer & Gas Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 02/01/30	1,299,757
1,125,000	City of Clarksville TN Water Sewer & Gas Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 02/01/31	1,491,026
1,000,000	County of Montgomery Advance Refunding School Improvements GO, 5.00%, 04/01/26	1,190,484
5,105,000	County of Shelby Refunding GO, Series B, 5.00%, 04/01/22	5,207,714
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue Bonds, Series A, 5.00%, 05/15/23	429,427
3,880,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	4,358,133
2,070,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	2,408,684
1,470,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,764,622
2,175,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	2,679,397
Principal Amount		Value
Tennessee (continued)
$2,150,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$2,710,606
3,115,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	4,002,586
1,600,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/31	2,131,971
1,900,000	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	2,521,250
1,005,000	State of Tennessee Refunding GO, Series A, 5.00%, 09/01/23	1,092,470
2,165,000	Tennessee State School Bond Authority Pre-refunded Advance Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 5.00%, 11/01/30(a)	2,543,264
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 11/01/25	1,021,472
		39,974,802
Texas — 12.2%
1,000,000	Allen Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/22	1,013,868
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	986,934
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	2,036,371
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	513,763

121

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$410,000	Aransas Pass Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	$415,662
1,315,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	1,578,333
280,000	Austin Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/23	303,242
5,000,000	Austin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/31	6,695,049
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,289,159
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,854,665
750,000	City of Austin Public Improvements GO, 5.00%, 09/01/25	849,864
1,465,000	City of Austin Public Improvements GO, 5.00%, 09/01/26	1,659,178
1,700,000	City of Austin Public Improvements GO, 5.00%, 11/01/22	1,781,228
290,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 11/15/28	348,012
3,000,000	City of Austin TX Electric Utility Revenue Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	3,802,777
810,000	City of Austin TX Water & Wastewater System Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/21	811,417
4,000,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/26	4,834,951
Principal Amount		Value
Texas (continued)
$1,000,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/30	$1,315,003
1,000,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/33	1,329,656
1,250,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/34	1,655,436
1,500,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/35	1,980,190
1,250,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 4.00%, 11/15/36	1,522,902
1,750,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/37	2,295,529
1,750,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 4.00%, 11/15/38	2,120,386
2,350,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 11/15/39	3,069,849
1,500,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 4.00%, 11/15/40	1,808,645
1,000,000	City of Austin TX Water & Wastewater System Revenue Current Refunding Revenue Bonds, 4.00%, 11/15/41	1,200,316

122

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	$6,030,794
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,613,344
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,036,365
1,715,000	City of Dallas TX Waterworks & Sewer System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 10/01/28	2,170,746
3,545,000	City of Dallas TX Waterworks & Sewer System Revenue Refunding Revenue Bonds, Series C, 5.00%, 10/01/31	4,766,532
3,725,000	City of Dallas TX Waterworks & Sewer System Revenue Refunding Revenue Bonds, Series C, 5.00%, 10/01/32	4,976,904
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,201,390
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	1,898,384
1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	1,521,880
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	918,136
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	387,684
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26(a)	1,386,443
5,145,000	City of Fort Worth Water & Sewer System Improvements Refunding Revenue Bonds, 5.00%, 02/15/25	5,909,853
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/24	1,116,992
Principal Amount		Value
Texas (continued)
$1,250,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/26	$1,480,276
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/27	1,212,144
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/29	1,252,397
1,200,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/31	1,549,860
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/32	1,289,321
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 07/01/33	1,283,224
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/26	1,195,332
2,460,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/27	3,010,629
3,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/28	3,740,536
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 0.88%, 07/01/22	1,005,002
5,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 1.05%, 07/01/23	5,541,396
2,040,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements Refunding Revenue Bonds, 5.00%, 03/15/25	2,348,470

123

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements Refunding Revenue Bonds, 5.00%, 03/15/26	$2,803,473
1,815,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	1,973,318
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,406,578
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding Revenue Bonds, 5.00%, 08/01/25	1,400,079
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/24	968,351
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/25	1,149,014
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,388,662
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	466,379
1,500,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	1,660,030
2,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	2,297,319
10,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/28	12,486,566
670,000	Corsicana Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/22	679,214
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,476,546
Principal Amount		Value
Texas (continued)
$7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29	$8,957,158
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	2,997,228
3,000,000	County of Bexar Tax Public Improvements GO, Series B, 5.00%, 06/15/43(a)	3,230,962
650,000	County of Collin Advance Refunding GO, 5.00%, 02/15/25	745,939
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	746,686
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,686,065
475,000	County of El Paso Advance Refunding GO, 5.00%, 02/15/23	502,916
2,000,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/26	2,417,311
1,485,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/24	1,683,516
1,850,000	County of Williamson Limited Tax Advance Refunding GO, 5.00%, 02/15/24	2,047,820
1,000,000	County of Williamson Public Improvements GO, 5.00%, 02/15/25	1,149,014
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	411,611
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	855,171
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,135,598
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	8,842,811

124

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$2,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/29	$2,945,902
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,241,313
100,000	Denver City Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/26	117,975
25,000	Dilley Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/25	29,123
180,000	Dilley Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/25	209,542
2,780,000	Eagle Mountain & Saginaw Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/24	3,135,585
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	2,165,697
750,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/23	813,175
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,434,318
1,500,000	El Paso Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,694,995
5,000,000	Fort Worth Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/28	6,225,990
1,395,000	Frenship Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26(a)	1,542,952
Principal Amount		Value
Texas (continued)
$1,285,000	Goose Creek Consolidated Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	$1,474,663
8,000,000	Grand Parkway Transportation Corp. Highway Improvements Revenue Bonds, Series A, 5.50%, 04/01/53(a)	8,791,900
1,990,000	Harlandale Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	2,196,042
350,000	Harlandale Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	400,547
325,000	Harlingen Consolidated Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/22	337,054
1,000,000	Harris County Flood Control District Refunding GO, Series A, 5.00%, 10/01/29	1,289,439
1,500,000	Harris County Flood Control District Refunding GO, Series A, 5.00%, 10/01/31	1,960,305
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	5,451,302
1,970,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/28	2,486,274
2,000,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/29	2,575,999
2,150,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/30	2,823,496
1,500,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/31	1,962,291
1,000,000	Harris County Toll Road Authority Bridges Revenue Bonds, 5.00%, 08/15/32	1,301,482
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,715,130

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	$645,429
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	571,506
750,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	811,705
5,625,000	Lamar Consolidated Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/33	7,360,365
4,500,000	Lamar Consolidated Independent School District Current Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/34	5,453,393
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	11,737,379
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,973,045
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	265,444
1,050,000	Longview Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,113,816
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,109,245
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	3,831,497
2,755,000	Manor Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/30	3,469,867
Principal Amount		Value
Texas (continued)
$5,675,000	Manor Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/31	$7,242,605
1,005,000	Mesquite Independent School District Advance Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/23	1,089,654
1,060,000	Mesquite Independent School District Advance Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	1,195,583
1,435,000	Mesquite Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/23	1,555,874
1,650,000	Mesquite Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/25	1,924,821
585,000	Mesquite Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/26	702,621
580,000	Mesquite Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	654,187
1,170,000	Mesquite Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	1,364,873
500,000	Mesquite Independent School District School Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/22	519,031
5,030,000	Metropolitan Transit Authority of Harris County Sales Tax Revenue Bonds, Series B, 5.00%, 11/01/23(a)	5,030,000
1,765,000	North Texas Municipal Water District Water System Revenue Current Refunding Revenue Bonds, 5.00%, 09/01/26	2,120,715
2,000,000	North Texas Municipal Water District Water System Revenue Current Refunding Revenue Bonds, 5.00%, 09/01/27	2,462,199

126

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$545,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/25	$636,669
3,000,000	Northwest Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/23	3,185,547
2,525,000	Northwest Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/25	2,890,551
500,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	571,682
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,212,905
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/28	1,432,523
1,000,000	Pecos Barstow Toyah Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,060,714
21,665,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	25,506,716
650,000	Petersburg Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/26	768,651
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	1,618,911
1,050,000	Point Isabel Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/01/25	1,202,323
1,995,000	Port Arthur Independent School District Advance Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/25	2,288,752
Principal Amount		Value
Texas (continued)
$1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	$1,147,952
925,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/22	959,382
1,020,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,104,195
1,075,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,209,623
1,000,000	Roma Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,162,469
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/23	1,442,779
205,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	236,775
1,000,000	Socorro Independent School District Current Refunding GO, Series B, (PSF-GTD), 5.00%, 08/15/25	1,144,068
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	2,241,162
7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	8,593,669
2,500,000	State of Texas Current Refunding GO, Series B, 5.00%, 08/01/24	2,817,082
5,000,000	State of Texas Current Refunding GO, Series B, 5.00%, 08/01/25	5,831,736
2,300,000	State of Texas Highway Improvements GO, 5.00%, 04/01/27	2,734,794

127

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$3,720,000	State of Texas Highway Improvements Revenue Bonds GO, 5.00%, 04/01/44(a)	$4,130,227
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	6,040,586
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	5,198,611
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/25	3,752,087
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/28	5,845,676
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	7,498,860
3,500,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/22	3,654,400
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries B-2, 5.00%, 08/01/28	1,123,021
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 08/15/26	1,199,495
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD), 5.00%, 02/01/27	1,214,998
1,250,000	Texas A&M University University & College Improvements Revenue Bonds, Series A, 0.59%, 05/15/24	1,240,954
1,000,000	Texas State University System University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,109,614
Principal Amount		Value
Texas (continued)
$1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/22	$1,044,020
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	6,558,343
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A, 5.00%, 10/01/26	5,134,498
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/24	5,634,353
6,665,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/25	7,782,891
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/26	6,020,864
1,500,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/27	1,853,163
4,050,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	5,215,182
4,985,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/30	6,536,146
2,500,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/31	3,338,968
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/32	6,656,284

128

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Texas (continued)
$6,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/33	$7,975,526
1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/15/23	1,365,293
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds, 5.00%, 08/01/24	1,126,245
2,000,000	Trinity River Authority Central Regional Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 08/01/30	2,601,514
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	519,031
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	1,821,196
935,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,054,594
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,433,129
500,000	University of North Texas System University & College Improvements Revenue Bonds, Series A, 5.00%, 04/15/22	510,884
7,000,000	University of Texas System Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/26	8,425,738
1,065,000	University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	1,198,370
4,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	4,340,690
640,000	Valley View Independent School District/Hidalgo County Current Refunding GO, (PSF-GTD), 5.00%, 02/15/26	755,041
Principal Amount		Value
Texas (continued)
$640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	$731,077
315,000	Wichita Falls Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/01/24	347,842
1,210,000	Wichita Falls Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/01/23	1,281,371
430,000	Wildorado Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	491,041
450,000	Wildorado Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/26	514,197
		515,286,749
Utah — 0.9%
1,255,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	1,446,968
1,635,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,936,201
2,250,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	2,727,323
2,500,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/28	3,081,013
3,365,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	4,203,269

129

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Utah (continued)
$4,920,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	$6,247,332
6,390,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	8,219,078
10,000,000	State of Utah Highway Improvements Revenue Bonds GO, 5.00%, 07/01/26	12,019,554
200,000	Washington County School District Board of Education/St George School Improvements Refunding GO, (School Board GTY), 5.00%, 03/01/22	203,210
		40,083,948
Virginia — 3.6%
555,000	City of Alexandria Advance Refunding GO, Series C, (State Aid Withholding), 5.00%, 07/01/22	572,785
7,800,000	City of Harrisonburg GO, Series A, (State Aid Withholding), 5.00%, 07/15/27	9,622,752
6,665,000	City of Harrisonburg GO, Series A, (State Aid Withholding), 5.00%, 07/15/28	8,420,303
7,615,000	City of Harrisonburg GO, Series A, (State Aid Withholding), 5.00%, 07/15/29	9,831,173
3,045,000	City of Newport News Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 02/01/27	3,694,428
1,530,000	City of Newport News Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 02/01/29	1,944,468
2,975,000	City of Newport News Water Revenue Water Utility Improvements Revenue Bonds, 5.00%, 07/15/30	3,900,866
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/28	8,627,918
Principal Amount		Value
Virginia (continued)
$2,275,000	Commonwealth of Virginia Pre-refunded GO, Series A, 5.00%, 06/01/22(a)	$2,337,608
2,715,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/25	3,183,411
5,000,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	6,109,510
7,965,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/29	9,714,429
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding), 5.00%, 12/01/26	9,155,826
21,235,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	25,393,665
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,324,946
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/28	6,685,531
2,510,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	2,674,722
815,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/25	938,237
1,345,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/26	1,597,102
2,175,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/29	2,772,864

130

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Virginia (continued)
$1,250,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/30	$1,625,132
3,935,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/32	5,172,304
4,160,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/33	5,426,474
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	5,961,963
4,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/24	5,013,098
870,000	Virginia Public School Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 08/01/25	1,014,369
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 10/01/23	3,041,264
920,000	Virginia Public School Authority School Improvements Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 10/01/25	1,076,773
2,000,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	2,419,754
750,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/23	820,380
395,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25(a)	449,214
755,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	859,571
		151,382,840
Principal Amount		Value
Washington — 5.9%
$1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	$1,028,959
3,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/23	3,282,001
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/24	5,683,218
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/25	5,878,888
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/26	6,056,441
4,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/29	5,168,667
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/30	6,586,054
5,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/31	6,722,096
10,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/32	13,404,380
10,000,000	Central Puget Sound Regional Transit Authority Current Refunding Revenue Bonds, Series S-1, 5.00%, 11/01/33	13,375,292
100,000	Central Puget Sound Regional Transit Authority Green Purpose Revenue Bonds, Series S-1, 5.00%, 11/01/26	121,152
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,253,131

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Washington (continued)
$11,320,000	City of Seattle WA Drainage & Wastewater Revenue Sewer Improvements Revenue Bonds, 5.00%, 09/01/30	$14,889,501
11,620,000	City of Seattle WA Drainage & Wastewater Revenue Sewer Improvements Revenue Bonds, 5.00%, 09/01/31	15,597,984
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,880,044
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	942,054
1,035,000	County of King Refunding GO, 5.00%, 07/01/25	1,184,225
5,395,000	County of King Refunding GO, 5.00%, 07/01/26	6,163,867
9,000,000	County of King School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/32	11,071,347
10,000,000	County of King Sewer Improvements GO, Series A, 5.00%, 01/01/30	12,985,043
5,000,000	County of King Sewer Improvements GO, Series A, 5.00%, 01/01/31	6,610,139
8,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B, 5.00%, 07/01/29	9,998,758
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	11,943,170
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	3,476,599
2,250,000	Energy Northwest Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	2,698,657
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	4,020,717
Principal Amount		Value
Washington (continued)
$565,000	Jefferson County School District No 50 Port Townsend School Improvements GO, (School Board GTY), 5.00%, 12/01/23	$618,637
250,000	Jefferson County School District No 50 Port Townsend School Improvements GO, (School Board GTY), 5.00%, 12/01/25	293,459
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/27	6,077,903
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/29	6,312,422
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/30	6,399,355
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/31	6,513,949
5,000,000	Port of Seattle Airport & Marina Improvements Refunding Revenue Bonds, Series C, 5.00%, 08/01/32	6,466,871
6,885,000	Port of Seattle Current Refunding Revenue Bonds, 5.00%, 09/01/25	7,991,872
4,390,000	Port of Seattle Current Refunding Revenue Bonds, 5.00%, 09/01/26	5,233,302
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	881,750
5,000,000	Port of Seattle Refunding GO, 5.00%, 06/01/24	5,596,689
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	1,228,783
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/23	822,845

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
Washington (continued)
$750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/24	$855,171
5,000,000	Snohomish County School District No 201 Refunding GO, (School Board GTY), 5.00%, 12/01/25	5,585,699
775,000	Spokane & Whitman Counties School District No 360 Cheney Advance Refunding GO, (School Board GTY), 5.00%, 12/01/23	850,444
1,000,000	State of Washington Advance Refunding COP, (State Aid Intercept Program), 5.00%, 07/01/24	1,121,241
5,475,000	State of Washington Public Improvements GO, Series C, 5.00%, 02/01/30	6,242,576
2,760,000	State of Washington Public Improvements GO, Series D, 5.00%, 02/01/24	3,048,419
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	825,297
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	5,053,979
		250,043,047
West Virginia — 0.0%
1,650,000	West Virginia Parkways Authority Highway Improvements Revenue Bonds, 5.00%, 06/01/26	1,967,561
Wisconsin — 1.1%
1,000,000	State of Wisconsin Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/28	1,189,080
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, 5.00%, 06/01/29(a)	5,258,304
Principal Amount		Value
Wisconsin (continued)
$1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1, 5.00%, 06/01/23	$1,074,431
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1, 5.00%, 06/01/26(a)	1,074,316
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	17,046,008
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	1,431,595
3,205,000	State of Wisconsin Public Improvements GO, Series B, 5.00%, 05/01/30(a)	3,282,214
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3, 5.00%, 11/01/25(a)	1,991,588
1,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/24	1,071,285
860,000	State of Wisconsin Refunding Notes GO, Series A, 5.00%, 05/01/28	991,680
6,000,000	Wisconsin Department of Transportation Advance Refunding Revenue Bonds, Series 1, 1.01%, 07/01/26	5,903,352
1,600,000	Wisconsin Department of Transportation Pre-refunded Current Refunding Revenue Bonds, Series 1, 5.00%, 07/01/29(a)	1,651,163
2,250,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.13%, 04/15/31(a)	2,407,188
		44,372,204
Total Municipal Bonds (Cost $3,772,468,392)		3,824,911,121

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
CORPORATE BONDS — 1.5%
United States — 1.5%
$1,675,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$1,632,806
3,000,000	BayCare Health System, Inc., Series 2020, 2.61%, 11/15/22	3,062,226
5,000,000	Baylor Scott & White Holdings, Series 2021, 0.83%, 11/15/25	4,845,942
1,750,000	Bon Secours Mercy Health, Inc., 1.35%, 06/01/25	1,750,623
8,000,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	7,988,995
5,000,000	Leland Stanford Junior University, 1.29%, 06/01/27	4,955,121
5,750,000	PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	5,760,590
10,000,000	Seattle Children’s Hospital, Series 2021, 1.21%, 10/01/27	9,666,258
10,000,000	Yale University, Series 2020, 0.87%, 04/15/25	9,950,968
12,550,000	Yale University, Series 2020, 1.48%, 04/15/30	12,329,801
Total Corporate Bonds (Cost $62,766,359)		61,943,330

U.S. GOVERNMENT SECURITIES — 2.0%
U.S. Treasury Bills — 1.2%
50,000,000	0.05%, 03/31/22(d)(e)	49,986,979
U.S. Treasury Bonds — 0.8%
25,000,000	4.50%, 02/15/36	34,355,469
Total U.S. Government Securities (Cost $84,183,166)		84,342,448

Shares		Value
INVESTMENT COMPANY — 9.5%
402,891,766	SEI Daily Income Trust Government II Fund - Class A, 0.01%(f)	$402,891,766
Total Investment Company (Cost $402,891,766)		402,891,766
TOTAL INVESTMENTS — 103.3% (Cost $4,322,309,683)		$4,374,088,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(139,841,978)
NET ASSETS — 100.0%		$4,234,246,687

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2021.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	The rate represents the annualized yield at time of purchase.
(f)	The rate shown represents the current yield as of October 31, 2021.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Board Loan Fund

134

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	October 31, 2021

Principal Amount		Value
MUNICIPAL BONDS — 93.4%
California — 93.4%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home Refunding Revenue Bonds, Series A, (California Mortgage Insurance), 5.00%, 04/01/23	$1,064,613
250,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Sub-Series S-4, 5.00%, 04/01/38(a)	266,964
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Sub-Series S-4, 5.00%, 04/01/43(a)	6,407,131
20,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Sub-Series S-4, 5.25%, 04/01/48(a)	21,427,666
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 5.00%, 04/01/22	102,012
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 5.00%, 04/01/23	133,353
150,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/23(a)	155,417
100,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/24(a)	103,612
930,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/27(a)	963,588
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/27	587,739
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	1,690,279
500,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/01/31	676,757
Principal Amount		Value
California (continued)
$275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/15/22	$288,790
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/01/23	1,094,051
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/15/25	117,922
1,565,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bond, Series A-1, 5.00%, 04/01/33	2,179,804
5,725,000	California Infrastructure & Economic Development Bank Revenue Bond, 5.00%, 10/01/35	7,076,298
100,000	California Infrastructure & Economic Development Bank Revenue Bond, 5.00%, 10/01/23	109,107
250,000	California Infrastructure & Economic Development Bank Revenue Bond, 5.00%, 10/01/23	272,767
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds, 5.00%, 05/15/23	134,055
100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A, 5.00%, 10/01/24	113,650
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds, (California Mortgage Insurance), 5.00%, 05/15/22	164,164
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds, (California Mortgage Insurance), 5.00%, 04/01/23	106,786

135

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds, (California Mortgage Insurance), 5.00%, 04/01/24	$138,817
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds, (California Mortgage Insurance), 4.00%, 07/01/24	733,502
4,770,000	California State Current Refunding GO, 5.00%, 08/01/27	5,470,312
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/23	273,302
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/24	522,972
100,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/25	117,515
325,000	California State Public Works Board Current Refunding Revenue Bonds, Series F, 5.00%, 05/01/26	374,396
150,000	California State Public Works Board Public Improvements Current Refunding Revenue Bonds, Series G, 5.00%, 11/01/22	157,214
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/23	273,618
1,785,000	California State University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/24	2,032,806
1,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	1,048,091
Principal Amount		Value
California (continued)
$120,000	California State University Current Refunding Revenue Bonds, Series C, 5.00%, 11/01/21	$120,000
20,000	California State University Pre-refunded Refunding Revenue Bonds, 5.00%, 11/01/25(a)	22,739
230,000	California State University Unfunded Revenue Bonds, 5.00%, 11/01/25(a)	262,078
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds, (California Mortgage Insurance), 5.00%, 08/15/25	174,554
745,000	California Statewide Communities Development Authority Current Refunding Revenue Bonds, (California Mortgage Insurance), 4.00%, 11/15/25	844,001
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds, (California Mortgage Insurance), 5.00%, 07/01/28	125,122
5,000,000	Carlsbad Unified School District School Improvements GO, Series B, 6.00%, 05/01/34	5,693,376
885,000	Chabot-Las Positas Community College District Refunding GO, 5.00%, 08/01/25(a)	957,975
325,000	City & County of San Francisco Public Improvements GO, Series B, 5.00%, 06/15/22	334,742
4,335,000	City & County of San Francisco Public Improvements GO, Series R1, 5.00%, 06/15/29	5,646,181
150,000	City & County of San Francisco Refunding Notes COP, 5.00%, 04/01/23	160,090
2,500,000	City & County of San Francisco Refunding Notes COP, 5.00%, 04/01/23	2,667,792

136

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/30	$1,277,272
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/31	1,294,816
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	1,288,310
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/33	1,284,183
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/34	1,280,793
1,000,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 05/15/46	1,241,244
4,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/34	5,127,719
7,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	9,488,865
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/23	3,911,396
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/24	1,675,701
Principal Amount		Value
California (continued)
$200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/24	$223,427
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/25	115,798
100,000	City of Los Angeles Wastewater System Revenue Advance Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/01/24	112,044
2,550,000	City of Los Angeles Wastewater System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/01/25	2,741,614
1,800,000	City of Los Angeles Wastewater System Revenue Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/01/27	1,935,257
275,000	City of Palo Alto Parking Facility Improvements COP, Series A, 5.00%, 11/01/23	300,980
150,000	City of Palo Alto Parking Facility Improvements COP, Series A, 5.00%, 11/01/24	170,824
200,000	City of Palo Alto Parking Facility Improvements COP, Series A, 5.00%, 11/01/25	235,639
100,000	City of Roseville Water Utility Revenue Advance Refunding COP, 5.00%, 12/01/23	109,823
150,000	City of Sacramento Wastewater Revenue Sewer Improvements Revenue Bonds, 5.00%, 09/01/25	175,979
1,900,000	City of San Francisco Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds, 5.00%, 11/01/28	2,192,351
1,600,000	Contra Costa County Public Financing Authority Current Refunding Revenue Bonds, Series B, 5.00%, 06/01/25	1,852,392

137

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$3,625,000	Contra Costa Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 03/01/31	$4,877,041
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T, 5.00%, 10/01/25	312,364
425,000	County of Marin Advance Refunding COP, 5.00%, 11/01/26	499,809
225,000	County of Sacramento Airport System Revenue Current Refunding Revenue Bonds, Sub-Series D, 5.00%, 07/01/23	242,694
225,000	County of Sacramento Airport System Revenue Current Refunding Revenue Bonds, Sub-Series D, 5.00%, 07/01/26	269,293
100,000	County of San Diego Refunding COP, Series A, 5.00%, 10/15/25	113,565
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds, 5.00%, 09/01/24	113,012
1,445,000	Desert Community College District Refunding GO, 5.00%, 08/01/26	1,744,889
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/22	205,597
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	322,543
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	252,223
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/25	174,417
Principal Amount		Value
California (continued)
$1,500,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/36	$1,951,334
1,000,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	1,297,483
805,000	Garden Grove Unified School District School Improvements GO, Series C, 5.00%, 08/01/30(a)	872,118
2,000,000	Los Angeles Community College District Advance Refunding GO, 1.17%, 08/01/26	1,996,590
200,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/25(a)	225,308
1,100,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/29(a)	1,239,193
1,000,000	Los Angeles Community College District University & College Improvements GO, Series 2008-F, 5.00%, 08/01/24(a)	1,083,376
850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B, 5.00%, 07/01/25	916,992
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	140,582
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	134,958
5,000,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/28	6,324,219

138

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$4,000,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/29	$5,171,672
4,950,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/30	6,522,866
5,000,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/31	6,715,266
4,000,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 06/01/32	5,388,060
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.00%, 07/01/24	309,280
1,125,000	Los Angeles Department of Water & Power Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/39	1,444,789
1,425,000	Los Angeles Department of Water & Power Power System Electricity Light & Power Improvements Revenue Bonds, Series D, 5.00%, 07/01/22	1,470,762
2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	2,179,663
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	269,835
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/22	150,588
Principal Amount		Value
California (continued)
$450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/23	$473,385
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/24	658,672
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,616,150
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C, 5.00%, 07/01/22	103,211
1,800,000	Los Rios Community College District Refunding GO, 5.00%, 08/01/27	1,863,069
175,000	Marin Community College District Advance Refunding GO, 5.00%, 08/01/23	189,591
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A, 5.00%, 08/01/28	1,280,751
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	2,232,493
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	464,420
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	140,475

139

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds, 5.00%, 05/01/26	$249,707
160,000	Ohlone Community College District Advance Refunding GO, 5.00%, 08/01/24	180,670
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/26	118,905
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/34	3,370,818
475,000	Orange County Water District Repayment Of Bank Loan Revenue Bonds, Series C, 5.00%, 08/15/25	556,066
200,000	Placer County Water Agency Current Refunding COP, 5.00%, 07/01/22	206,436
150,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/23	160,987
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/24	1,277,882
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.00%, 05/15/24(a)	1,416,111
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.25%, 05/15/27(a)	6,621,348
1,100,000	Rio Hondo Community College District Current Refunding GO, Series B, 5.00%, 08/01/24	1,242,105
Principal Amount		Value
California (continued)
$675,000	Rio Hondo Community College District Current Refunding GO, Series B, 5.00%, 08/01/25	$789,755
870,000	Riverside County Transportation Commission Pre-refunding Refunding Revenue Bond, Series A, 5.25%, 06/01/24(a)	939,237
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds, 5.00%, 08/01/25	233,839
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series A, 5.00%, 08/15/49(b)	3,200,871
5,250,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub- Series B, 5.00%, 08/15/49(b)	6,048,639
275,000	Saddleback Valley Unified School District Refunding GO, 5.00%, 08/01/24	297,827
5,000,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	5,012,732
1,000,000	San Diego Community College District Advance Refunding GO, 5.00%, 08/01/28	1,203,368
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A, 5.00%, 04/01/25(a)	111,348
120,000	San Diego County Water Authority Advance Refunding Revenue Bonds, 5.00%, 05/01/22	122,898
7,800,000	San Diego County Water Authority Advance Refunding Revenue Bonds, Series A, 1.33%, 05/01/28	7,650,706
3,800,000	San Diego County Water Authority Refunding Revenue Bonds, Sub- Series S1, 5.00%, 05/01/28	4,785,584

140

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/25	$349,782
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/28	1,340,018
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/23	324,902
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Sub-Series A, 5.00%, 08/01/31(a)	1,035,962
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/22	183,062
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A, 5.00%, 10/15/23	109,244
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	1,693,098
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series B-1, 5.00%, 08/01/24	1,691,131
2,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/24	2,818,551
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/23	535,486
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/26	4,537,848
Principal Amount		Value
California (continued)
$3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	$3,770,773
1,025,000	San Francisco City & County Airport Comm-San Francisco International Airport Port Airport & Marina Improvements Revenue Bonds, Series E, 5.00%, 05/01/40	1,252,729
3,450,000	San Francisco Municipal Transportation Agency Advance Refunding Revenue Bonds, Series A, 1.69%, 03/01/30	3,385,887
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/23	212,567
175,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/26	207,640
830,000	San Jose Evergreen Community College District Advance Refunding GO, 5.00%, 09/01/24	939,508
785,000	San Mateo County Community College District Refunding GO, 5.00%, 09/01/24(a)	816,487
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/24	112,693
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A, 5.00%, 07/15/25	116,789
1,000,000	San Mateo Union High School District Refunding GO, 5.00%, 09/01/27(a)	1,132,575
275,000	San Mateo Union High School District Refunding GO, Series C, 5.00%, 09/01/24	310,949

141

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities Revenue Bonds, 5.00%, 06/01/23	$134,104
1,000,000	San Ramon Valley Unified School District School Improvements GO, 5.00%, 08/01/24	1,126,833
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/26	149,051
250,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/22	258,011
350,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/23	377,585
100,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/25	112,351
245,000	Santa Clara Unified School District School Improvements GO, 5.00%, 07/01/27	294,730
1,540,000	Santa Clarita Community College District Refunding GO, 5.00%, 08/01/24(a)	1,668,399
100,000	Santa Clarita Community College District University & College Improvements GO, 5.00%, 08/01/26	120,754
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds, 5.00%, 07/01/25	174,721
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C, 5.00%, 07/01/25	114,490
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Revenue Bonds, 5.00%, 07/01/26	265,193
100,000	State of California (Other Revenue LOC) Advance Refunding GO, 5.00%, 09/01/22	104,003
125,000	State of California Advance Refunding GO, 5.00%, 11/01/23	136,730
Principal Amount		Value
California (continued)
$1,155,000	State of California Advance Refunding GO, 5.00%, 08/01/26	$1,388,090
325,000	State of California Advance Refunding GO, Group B, 5.00%, 09/01/25	379,801
1,500,000	State of California Current Refunding GO, 5.00%, 04/01/24	1,668,876
3,310,000	State of California Current Refunding GO, 5.00%, 08/01/24	3,730,788
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/21	200,789
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds, 5.00%, 12/01/22	157,805
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds, 5.00%, 12/01/24	114,321
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O, 5.00%, 05/01/22	1,331,452
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS, 5.00%, 12/01/25	342,665
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV, 5.00%, 12/01/27	149,557
1,000,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	1,171,678
125,000	State of California Refunding GO, 5.00%, 02/01/22	126,499
1,000,000	State of California Refunding GO, 5.00%, 10/01/25	1,133,056
6,065,000	State of California Refunding GO, 5.00%, 10/01/26	6,871,986

142

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$5,740,000	State of California Water Utility Improvements GO, 5.00%, 11/01/29	$7,433,383
550,000	Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/25	628,383
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY, 5.00%, 05/15/24	2,187,167
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/24(a)	1,066,648
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/26(a)	1,361,451
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/30(a)	3,467,947
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G, 5.00%, 05/15/30(a)	1,615,650
11,000,000	University of California Refunding Revenue Bonds, Series AK, 5.00%, 05/15/48(b)	11,798,635
130,000	University of California University & College Improvements Refunding Revenue Bonds, 5.00%, 05/15/23	133,391
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB, 5.00%, 05/15/25	231,902
100,000	University of California University & College Improvements Revenue Bonds, Series AM, 5.00%, 05/15/26	111,767
2,500,000	University of California University & College Improvements Revenue Bonds, Series BE, 5.00%, 05/15/33	3,251,832
Principal Amount		Value
California (continued)
$550,000	Upper Santa Clara Valley Joint Powers Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 08/01/40	$680,367
125,000	Ventura County Community College District Advance Refunding GO, 5.00%, 08/01/24	141,148
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 5.00%, 11/01/24	483,865
1,645,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.32%, 11/01/25	1,642,109
2,295,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.54%, 11/01/26	2,287,632
2,000,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.74%, 11/01/27	1,994,456
3,970,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, Series A, 1.96%, 11/01/28	3,977,736
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds, 5.00%, 01/01/23	105,561
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	1,442,149
1,000,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/37	1,305,570
100,000	William S Hart Union High School District Advance Refunding GO, 5.00%, 08/01/24	112,713

143

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
California (continued)
$125,000	Yosemite Community College District Current Refunding GO, 5.00%, 08/01/25	$145,845
Total Municipal Bonds (Cost $318,734,794)		323,465,890

CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	2,171,032
Total Corporate Bonds (Cost $2,000,000)		2,171,032

Shares
INVESTMENT COMPANY — 4.8%
16,446,457	SEI Daily Income Trust Government II Fund - Class A, 0.01%(c)	16,446,457
Total Investment Company (Cost $16,446,457)		16,446,457
TOTAL INVESTMENTS — 98.8% (Cost $337,181,251)		$342,083,379
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		4,071,564
NET ASSETS — 100.0%		$346,154,943

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2021.
(c)	The rate shown represents the current yield as of October 31, 2021.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligation

144

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	October 31, 2021

Principal Amount		Value
MUNICIPAL BONDS — 92.1%
New York — 92.1%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/25	$2,188,945
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	112,154
1,110,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/25	1,292,395
225,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	253,141
2,520,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/26	3,023,333
510,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	617,611
150,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	155,417
350,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	362,641
200,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	216,602
875,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	947,632
1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	1,730,030
1,190,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/33	1,456,018
125,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/24	140,634
100,000	City of New York Advance Refunding GO, Series E, 5.00%, 08/01/24	112,507
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,455,399
Principal Amount		Value
New York (continued)
$24,000,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/26	$28,793,645
5,750,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	6,469,160
10,000,000	City of New York GO, Series A-1, 5.00%, 08/01/32	13,122,411
255,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/23	276,167
1,650,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(a)(b)	1,773,307
200,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 04/01/23	213,512
100,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/24	106,256
100,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/23(b)	109,735
200,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/25(b)	235,386
1,500,000	City of New York Public Improvements GO, Sub-Series H-A, 5.00%, 01/01/25(b)	1,713,262
2,025,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/25	2,243,531
3,000,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/26	3,320,044
155,000	City of New York Refunding GO, Series B, 5.00%, 08/01/25	160,491
400,000	City of New York Refunding GO, Series C, 5.00%, 08/01/27	470,634

145

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$100,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	$101,194
9,000,000	City of New York Refunding GO, Series F, 5.00%, 08/01/30	9,106,989
500,000	City of New York Refunding GO, Series J, 5.00%, 08/01/25	540,587
325,000	City of New York Refunding GO, Series J, 5.00%, 08/01/24	365,648
400,000	City of New York Refunding GO, Series J, Sub-Series J11, 5.00%, 08/01/25(b)	465,728
100,000	City of New York Refunding GO, Sub-Series H-3, 5.00%, 08/01/23(b)	108,301
2,125,000	County of Nassau Public Improvements GO, Series A, 5.00%, 04/01/22	2,167,575
2,230,000	County of Nassau Public Improvements GO, Series A, 5.00%, 04/01/23	2,380,658
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/22	361,240
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/23	107,934
110,000	County of Westchester NY Sewer Improvements GO, Series C, 5.00%, 07/01/22	113,533
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/22	152,695
300,000	Erie County Industrial Development Agency City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/23	321,386
Principal Amount		Value
New York (continued)
$125,000	Erie County Industrial Development Agency City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	$139,365
1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	1,315,249
1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	1,999,963
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,505,526
1,420,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 09/01/34	1,840,990
500,000	Long Island Power Authority Electric System General Revenue Bonds, 5.00%, 09/01/25	585,348
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/25	4,157,359
1,600,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/24	1,810,614
1,500,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/25	1,756,045
1,025,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/26	1,235,364
1,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/30	1,307,526
1,000,000	Long Island Power Authority Revenue Bonds, Series A, 5.00%, 09/01/31	1,328,216
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,417,096

146

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/25	$1,047,101
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 11/15/24	141,250
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F, 5.00%, 11/15/23	109,136
450,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A2, 5.00%, 11/15/27	534,699
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/23	733,881
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	2,325,323
400,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/24	418,932
205,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/25	214,593
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	1,565,857
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	174,526
370,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2, 5.00%, 11/15/26	441,369
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Sub-Series A1, 5.00%, 11/15/48(a)	1,688,111
Principal Amount		Value
New York (continued)
$2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series B-2, 5.00%, 11/15/23	$2,816,841
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series B-2, 5.00%, 11/15/27	309,752
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1, 5.00%, 11/15/23	272,837
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2, 5.00%, 11/15/26	453,594
150,000	Metropolitan Transportation Authority Pre-refunded Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/25(c)	171,147
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	1,676,360
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/29	2,617,171
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1, 5.00%, 11/15/29(b)	2,714,553
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/23(b)	104,660
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/27(b)	8,351,458
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/22	104,769
2,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/33	2,245,676

147

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/25	$171,403
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/22	392,884
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	654,809
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/26	119,289
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	111,333
6,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	8,002,435
6,250,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	8,243,179
5,500,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	7,237,463
5,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 0.83%, 11/15/26	4,889,021
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	6,078,750
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	340,573
Principal Amount		Value
New York (continued)
$115,000	New York City Transitional Finance Authority Building Aid Advance pre-refunded Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/23(c)	$124,131
135,000	New York City Transitional Finance Authority Building Aid Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/23	145,881
1,225,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24(c)	1,375,922
500,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/29	613,206
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	116,654
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,242,011
275,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	309,301
3,000,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/31	3,985,138
4,000,000	New York City Transitional Finance Authority Building Aid Revenue Current Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/32	5,278,135

148

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$700,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/26	$800,820
300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/23	324,180
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24	112,473
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	171,759
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	147,504
4,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/28	4,133,901
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/23	135,075
250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/24	281,183
Principal Amount		Value
New York (continued)
$100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/23	$108,101
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/24	590,484
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,328,266
2,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/30	2,607,817
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding), 5.00%, 07/15/22	1,033,765
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	519,574
250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/24	284,385
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/24	4,929,892
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series A1, 5.00%, 08/01/23	108,301

149

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series A-E1, 5.00%, 02/01/30	$3,629,763
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1, 5.00%, 05/01/23	160,716
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/25	225,190
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/29	213,485
2,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I, 5.00%, 05/01/26	2,139,444
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds, Series B1, 5.00%, 11/01/25	111,518
275,000	New York City Transitional Finance Authority Future Tax Secured Revenue Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/28	336,163
1,075,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1, 5.00%, 05/01/22	1,100,849
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series A1, 5.00%, 08/01/28	232,055
650,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series C1, 5.00%, 11/01/30	827,240
Principal Amount		Value
New York (continued)
$375,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series C1, 5.00%, 11/01/31	$476,233
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series D1, 5.00%, 02/01/27	567,960
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Series S, 5.00%, 05/01/34	6,451,677
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 11/01/23	3,281,521
1,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Series A, 5.00%, 11/01/23	1,100,000
670,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Sub-Series C, 5.00%, 11/01/27	746,106
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/23	642,865
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/24	334,794
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 08/01/23	379,053
200,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/24	224,203
1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/26	2,186,934

150

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$2,750,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	$3,194,187
250,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series EE, 5.00%, 06/15/29	293,584
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	2,197,251
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF, 5.00%, 06/15/25	174,228
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG, 5.00%, 06/15/25	145,190
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG, 5.00%, 06/15/27	2,320,697
7,500,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	8,679,189
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub- Series BB-2, 5.00%, 06/15/29	548,779
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	5,218,472
1,500,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Sub-Series FF-1, 5.00%, 06/15/49	1,849,846
4,285,000	New York State Dormitory Authority Advance Pre-refunded Revenue Bonds, Series A, 5.00%, 02/15/25(c)	4,919,767
1,885,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 02/15/25	2,161,705
Principal Amount		Value
New York (continued)
$375,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 02/15/27	$455,775
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	154,782
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	532,456
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	562,042
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,201,955
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 07/01/23	420,533
1,400,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 02/15/24	1,550,521
200,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 02/15/28	240,108
1,525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	1,694,613
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/25	1,845,808
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/28	923,902
1,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	1,329,103

151

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	$4,600,048
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/50	6,259,301
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	2,078,850
650,000	New York State Dormitory Authority Green Bond Revenue Bonds, 5.00%, 07/01/24	730,655
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/26	4,315,384
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/30	1,657,969
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A, 5.00%, 03/15/24	138,620
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/26	175,379
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29	12,049,022
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	2,217,913
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	119,055
230,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/27	277,387
Principal Amount		Value
New York (continued)
$350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/25	$402,617
500,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/30	569,749
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/26	118,235
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/27	151,925
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,706,263
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/23	105,443
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/25	227,844
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/27	3,946,717
20,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/22	21,070
1,925,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/25	2,127,573
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	3,228,174
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/26(c)	1,726,662

152

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$6,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	$7,498,757
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/24	157,976
2,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	2,235,156
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/29	5,017,271
1,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.50%, 03/15/22	1,019,738
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C, 5.00%, 03/15/25	388,101
500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	530,522
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/24	442,618
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, 5.00%, 03/15/24	693,098
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/24	138,620
8,050,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	9,804,448
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	152,758
Principal Amount		Value
New York (continued)
$100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E, 5.00%, 03/15/23	$106,491
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28	3,001,347
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 02/15/26	502,500
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds, 5.00%, 05/15/24	364,140
1,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,108,957
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/24	157,292
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	2,939,131
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	116,401
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	1,136,066
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	2,101,634

153

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A, 5.00%, 07/01/22	$206,376
2,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	3,150,357
3,660,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	4,710,992
2,250,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/30	2,952,037
2,250,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/31	3,009,797
200,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, Series A, 5.00%, 06/15/23	205,918
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C, 5.00%, 02/15/27	122,020
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series D, 5.00%, 03/15/23	106,563
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/28	6,999,368
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/27	511,303
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/24	308,510
Principal Amount		Value
New York (continued)
$2,530,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 4.00%, 06/15/37	$2,981,794
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/24	1,529,324
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	1,281,089
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,275,556
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/23	107,728
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	678,722
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	1,105,027
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	5,217,492
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/23	3,231,826
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/24	617,020
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	101,789

154

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L, 5.00%, 01/01/26	$441,988
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A, 5.00%, 04/01/23	152,944
10,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 4.00%, 01/01/38	11,589,901
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J, 5.00%, 01/01/27	2,196,611
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/25	1,142,175
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/24	412,636
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/26	342,652
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/23	263,751
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/24	137,545
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/25	228,435
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/27	121,184
2,405,000	New York State Thruway Authority Refunding Revenue Bonds, Series O, 5.00%, 01/01/33	3,149,152
Principal Amount		Value
New York (continued)
$1,500,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/29	$1,819,408
300,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	333,064
1,925,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,273,950
540,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, 1.83%, 03/15/29	534,768
1,675,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/29	2,141,541
1,000,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/35	1,281,081
1,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, Series A-2, (NATL-RE), 5.50%, 03/15/23	1,071,743
6,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/33	7,722,435
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/27	1,220,296
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	6,392,659
500,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	645,565
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	432,604

155

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	$106,491
3,225,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/26	3,828,780
2,750,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	3,245,901
1,000,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	1,151,449
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/23	212,982
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	249,798
10,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/26	11,071,020
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	152,684
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/26	118,722
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	122,030
Principal Amount		Value
New York (continued)
$200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	$222,043
175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/23	186,360
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/29	2,128,397
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,409,745
500,000	Port Authority of New York & New Jersey Airport & Marina Improvements Revenue Bonds, Series 194, 5.00%, 10/15/33	582,489
11,500,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	11,606,029
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/24	167,397
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 83, 5.00%, 12/15/26	196,178
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 84, 5.00%, 09/01/34	2,531,204
1,400,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	1,534,748
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	5,476,853

156

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$100,000	Port Authority of New York & New Jersey Revenue Bonds, Series 209, 5.00%, 07/15/23	$108,078
325,000	Port Authority of New York & New Jersey Revenue Bonds, Series 209, 5.00%, 07/15/24	365,502
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/23	136,563
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	539,944
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/30(c)	5,854,128
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	8,633,591
425,000	State of New York Green GO, Series A, 5.00%, 02/15/22	430,906
100,000	State of New York Green GO, Series A, 5.00%, 02/15/26	118,954
250,000	State of New York Public Improvements GO, Series A, 5.00%, 03/01/24(c)	265,917
1,100,000	Syracuse Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/22	1,126,506
1,415,000	Syracuse Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/23	1,514,983
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,167,695
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	2,229,260
Principal Amount		Value
New York (continued)
$1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	$1,161,490
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/36	1,157,298
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/26	596,008
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/24	426,671
900,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/27	1,100,967
450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/29	547,104
500,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series C-1, 5.00%, 11/15/25	587,419
4,315,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/25	4,619,284
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/26	508,496
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/27	1,124,044
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/29	1,685,309

157

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

Principal Amount		Value
New York (continued)
$3,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/01/25	$3,525,456
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/25	117,484
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/23	290,271
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/27	510,484
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/29	6,778,964
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/30	1,603,856
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds, 5.00%, 11/15/23	273,840
125,000	Triborough Bridge & Tunnel Authority Pre-refunded Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/25(c)	145,018
250,000	Triborough Bridge & Tunnel Authority Pre-refunded Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/27(c)	268,323
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	170,668
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	104,886
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 12/15/26	114,277
Principal Amount		Value
New York (continued)
$1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 06/15/25	$1,882,559
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/26	1,682,362
5,290,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/31	5,802,258
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/28	1,185,307
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/29	9,568,303
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/30	3,016,911

Total Municipal Bonds (Cost $566,885,867)		577,401,202

CORPORATE BONDS — 0.8%
United States — 0.8%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,874,047

Total Corporate Bonds (Cost $5,000,000)		4,874,047

Shares
INVESTMENT COMPANY — 6.0%
37,412,126	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	37,412,126

Total Investment Company (Cost $37,412,126)		37,412,126

TOTAL INVESTMENTS — 98.9% (Cost $609,297,993)		$619,687,375
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		6,856,741
NET ASSETS — 100.0%		$626,544,116

158

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2021

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2021.
(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of October 31, 2021.

The following abbreviations are used in the report:

AMBAC — Insured by AMBAC Financial Group

GO — General Obligation

NATL-RE — Insured by National Public Finance Guarantee Corp.

159

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2021

	ALL CAP CORE FUND	SMALL & MID CAP STRATEGIES FUND	LARGE CAP STRATEGIES FUND	CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$3,648,501,768	$9,734,192,701	$25,786,224,520	$2,950,867,209
Foreign currency, at value (Cost $0, $2,018,737, $0 and $0 respectively)	—	2,008,793	—	—
Cash	4	—	9,890,342	—
Due from broker for collateral	—	—	—	2,890,000
Dividends and interest receivable	2,630,199	7,470,828	24,546,613	11,361,529
Receivable for Fund shares sold	1,088,488	1,351,579	3,183,302	1,646,618
Receivable for investments sold	—	19,593,146	111,721,541	192,298
Prepaid expenses	24,104	39,446	78,508	22,655
Total Assets	3,652,244,563	9,764,656,493	25,935,644,826	2,966,980,309
LIABILITIES:
Payable for Fund shares redeemed	576,449	2,728,383	6,692,982	404,390
Payable for investments purchased	15	4,890,419	124,986,662	11,150,894
Unrealized depreciation on swap contracts (Premiums received $0, $0, $0 and $460,008 respectively)	—	—	—	2,491,585
Deferred foreign capital gains tax liability (Note 8)	—	807,977	37,345,093	—
Accrued expenses and other payables:
Investment advisory	2,014,627	6,628,705	17,169,033	1,358,175
Administration and accounting - unaffiliated	88,553	308,943	603,834	109,003
Administration and accounting - affiliated	90,043	243,649	637,867	74,211
Shareholder servicing fee	600,286	1,624,331	4,252,447	494,738
Custody - unaffiliated	—	159,490	28,067	5,867
Custody - affiliated	52,547	18,756	458,684	—
Directors	16,510	48,941	126,123	12,062
Legal and Audit	72,645	222,176	506,109	227,025
Other	50,220	135,367	351,287	76,447
Total Liabilities	3,561,895	17,817,137	193,158,188	16,404,397
NET ASSETS	$3,648,682,668	$9,746,839,356	$25,742,486,638	$2,950,575,912
NET ASSETS consist of:
Capital paid-in	$1,786,425,776	$6,526,067,660	$15,286,826,169	$2,916,293,425
Total accumulated earnings	1,862,256,892	3,220,771,696	10,455,660,469	34,282,487
NET ASSETS	$3,648,682,668	$9,746,839,356	$25,742,486,638	$2,950,575,912
Net Asset Value, maximum offering price and redemption price per share	$27.31	$19.92	$20.11	$10.15
Number of shares authorized	2,500,000,000	3,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	133,596,308	489,183,840	1,280,067,412	290,679,086
INVESTMENTS, AT COST	$1,984,442,401	$7,134,796,821	$16,846,335,952	$2,930,588,115

See Notes to Financial Statements.

160

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2021

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,563,279,045	$4,374,088,665	$342,083,379	$619,687,375
Cash	—	—	1	1
Dividends and interest receivable	7,619,911	41,604,108	4,238,034	7,196,576
Receivable for Fund shares sold	263,129	4,741,457	7,200	—
Receivable for investments sold	3,070,155	—	—	—
Prepaid expenses	19,238	26,052	17,213	16,774
Total Assets	1,574,251,478	4,420,460,282	346,345,827	626,900,726
LIABILITIES:
Payable for Fund shares redeemed	67,953	523,910	—	29,500
Payable for investments purchased	4,659,618	183,462,199	—	—
Accrued expenses and other payables:
Investment advisory	385,849	1,040,672	75,573	142,991
Administration and accounting - unaffiliated	47,054	130,899	21,251	29,524
Administration and accounting - affiliated	40,068	107,540	8,886	15,823
Shareholder servicing fee	267,123	716,932	59,239	105,486
Custody - affiliated	20,035	53,769	4,443	7,912
Directors	11,588	29,129	2,816	4,081
Legal and Audit	39,884	90,432	18,676	21,093
Other	20,959	58,113	—	200
Total Liabilities	5,560,131	186,213,595	190,884	356,610
NET ASSETS	$1,568,691,347	$4,234,246,687	$346,154,943	$626,544,116
NET ASSETS consist of:
Capital paid-in	$1,567,689,511	$4,130,944,136	$337,960,539	$613,094,231
Total accumulated earnings	1,001,836	103,302,551	8,194,404	13,449,885
NET ASSETS	$1,568,691,347	$4,234,246,687	$346,154,943	$626,544,116
Net Asset Value, maximum offering price and redemption price per share	$11.25	$12.33	$10.38	$10.43
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	139,488,958	343,473,285	33,340,862	60,067,153
INVESTMENTS, AT COST	$1,555,241,322	$4,322,309,683	$337,181,251	$609,297,993

See Notes to Financial Statements.

161

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2021

	ALL CAP CORE FUND	SMALL & MID CAP STRATEGIES FUND	LARGE CAP STRATEGIES FUND	CREDIT INCOME FUND
INVESTMENT INCOME:
Interest	$2,446	$—	$192,445	$113,463,292
Dividends - unaffiliated	25,365,703	95,156,119	263,563,764	16,597,899
Foreign tax withheld	(124,518)	(6,624,284)	(5,598,623)	—
Total investment income	25,243,631	88,531,835	258,157,586	130,061,191
EXPENSES:
Investment advisory fees	19,873,840	75,399,102	182,173,117	14,835,361
Shareholder servicing fees	5,884,259	17,740,965	45,074,529	5,121,949
Administration and accounting fees - unaffiliated	452,206	1,497,249	3,302,390	496,658
Administration and accounting fees - affiliated	882,639	2,661,145	6,761,179	768,292
Custodian fees - unaffiliated	—	1,878,574	81,271	81,483
Custodian fees - affiliated	525,117	232,415	5,532,691	—
Directors fees and expenses	67,017	204,594	518,529	64,805
Insurance premiums	21,770	37,603	75,274	19,614
Legal and Audit fees	97,799	312,851	735,676	439,801
Printing and postage fees	22,279	48,557	110,362	20,826
Registration fees	36,090	90,658	216,602	35,039
Transfer agent fees	287,332	838,642	2,109,291	252,469
Miscellaneous expenses	17,418	49,621	73,007	16,806
Total expenses	28,167,766	100,991,976	246,763,918	22,153,103
Expenses waived by Advisor	—	(3,417,187)	—	(384,818)
Net expenses	28,167,766	97,574,789	246,763,918	21,768,285
NET INVESTMENT INCOME/(LOSS)	(2,924,135)	(9,042,954)	11,393,668	108,292,906
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	220,381,046	675,821,438	1,642,059,283	6,403,344
Futures contracts	—	—	—	(18,120)
Swap agreements	—	—	—	(2,252,755)
Foreign currency transactions	(125,601)	(1,251,276)	(2,574,673)	—
Foreign capital gains tax	—	(117,711)	(3,308,637)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	905,273,240	1,522,987,158	4,531,241,210	30,882,691
Swap agreements	—	—	—	(2,264,937)
Foreign currency transactions	(597)	(139,208)	(90,578)	—
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	(807,977)	(37,345,093)	—
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, foreign currency transactions, and foreign capital gains taxes	1,125,528,088	2,196,492,424	6,129,981,512	32,750,223
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,122,603,953	$2,187,449,470	$6,141,375,180	$141,043,129

See Notes to Financial Statements.

162

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2021

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$24,774,957	$62,438,417	$5,952,650	$9,358,801
Dividends - unaffiliated	1,562	15,434	1,038	1,947
Total investment income	24,776,519	62,453,851	5,953,688	9,360,748
EXPENSES:
Investment advisory fees	6,370,599	15,282,427	1,675,723	2,617,786
Shareholder servicing fees	3,211,771	8,304,244	744,765	1,183,893
Administration and accounting fees - unaffiliated	269,666	696,504	106,549	142,963
Administration and accounting fees - affiliated	481,766	1,245,637	111,715	177,584
Custodian fees - affiliated	240,883	622,818	55,857	88,792
Directors fees and expenses	39,310	100,633	9,220	14,250
Insurance premiums	19,253	27,725	15,026	15,642
Legal and Audit fees	55,778	130,768	25,326	27,204
Printing and postage fees	17,317	28,738	11,718	12,638
Registration fees	27,669	46,629	26,788	24,566
Transfer agent fees	162,483	399,441	46,787	67,163
Miscellaneous expenses	13,410	18,336	10,504	11,091
Total expenses	10,909,905	26,903,900	2,839,978	4,383,572
Expenses waived by Advisor	(1,756,358)	(3,237,188)	(717,605)	(1,009,694)
Net expenses	9,153,547	23,666,712	2,122,373	3,373,878
NET INVESTMENT INCOME	15,622,972	38,787,139	3,831,315	5,986,870
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	7,726,587	48,932,448	3,021,716	2,550,678
Net change in unrealized depreciation on:
Investments	(44,298,763)	(85,431,146)	(6,927,094)	(3,976,825)
Net realized and change in unrealized gain/(loss) on investments	(36,572,176)	(36,498,698)	(3,905,378)	(1,426,147)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,949,204)	$2,288,441	$(74,063)	$4,560,723

See Notes to Financial Statements.

163

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020
FROM OPERATIONS:
Net investment income/(loss)	$(2,924,135)	$1,982,763
Net realized gain on investments, futures contracts, swap agreements, foreign currency transactions, and foreign capital gains tax	220,255,445	80,145,937
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, foreign currency transactions, net of foreign deferred taxes	905,272,643	299,945,554
Net increase/(decrease) in net assets resulting from operations	1,122,603,953	382,074,254

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(79,249,855)	(158,030,798)
Total distributions to shareholders	(79,249,855)	(158,030,798)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	568,233,362	486,652,689
Reinvestment of distributions	53,810,174	102,617,948
Value of capital stock redeemed	(300,620,640)	(295,695,429)
Net increase in net assets resulting from capital stock transactions	321,422,896	293,575,208
Net increase in net assets	1,364,776,994	517,618,664

NET ASSETS:
Beginning of year	2,283,905,674	1,766,287,010
End of year	$3,648,682,668	$2,283,905,674

CAPITAL SHARE TRANSACTIONS:
Shares sold	30,516,643	29,839,413
Shares issued as reinvestment of distributions	2,518,024	5,768,294
Shares redeemed	(12,630,701)	(16,180,914)
Net increase in shares outstanding	20,403,966	19,426,793

(a)	For the period from October 1, 2020 (commencement of operations) to October 31, 2020.

See Notes to Financial Statements.

164

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

SMALL & MID CAP STRATEGIES FUND		LARGE CAP STRATEGIES FUND		CREDIT INCOME FUND
FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE PERIOD ENDED OCTOBER 31, 2020(a)

$(9,042,954)	$11,050,629	$11,393,668	$81,211,125	$108,292,906	$7,974,055

674,452,451	263,003,458	1,636,175,973	204,768,837	4,132,469	64,477

1,522,039,973	180,589,854	4,493,805,539	833,559,388	28,617,754	(10,830,238)
2,187,449,470	454,643,941	6,141,375,180	1,119,539,350	141,043,129	(2,791,706)

(256,159,437)	(294,105,663)	(272,974,801)	(841,174,746)	(103,968,936)	—
(256,159,437)	(294,105,663)	(272,974,801)	(841,174,746)	(103,968,936)	—

1,469,920,430	1,067,779,413	3,340,285,718	1,940,470,637	1,083,765,608	1,950,834,733
149,738,738	158,298,276	150,793,033	449,497,820	39,200,662	—
(569,352,420)	(899,814,445)	(1,226,525,690)	(2,060,679,178)	(148,663,498)	(8,844,080)
1,050,306,748	326,263,244	2,264,553,061	329,289,279	974,302,772	1,941,990,653
2,981,596,781	486,801,522	8,132,953,440	607,653,883	1,011,376,965	1,939,198,947

6,765,242,575	6,278,441,053	17,609,533,198	17,001,879,315	1,939,198,947	—
$9,746,839,356	$6,765,242,575	$25,742,486,638	$17,609,533,198	$2,950,575,912	$1,939,198,947

76,480,118	80,097,942	184,198,653	139,256,546	107,298,194	195,093,897
8,231,926	10,245,843	8,975,776	30,745,405	3,903,038	—
(30,034,973)	(63,865,971)	(67,417,537)	(149,768,926)	(14,731,903)	(884,140)
54,677,071	26,477,814	125,756,892	20,233,025	96,469,329	194,209,757

See Notes to Financial Statements.

165

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020
FROM OPERATIONS:
Net investment income	$15,622,972	$22,001,592
Net realized gain on investments	7,726,587	42,920,519
Net change in unrealized appreciation/(depreciation) on investments	(44,298,763)	13,941,459
Net increase/(decrease) in net assets resulting from operations	(20,949,204)	78,863,570

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(60,499,108)	(27,441,587)
Total distributions to shareholders	(60,499,108)	(27,441,587)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	284,962,485	388,948,214
Reinvestment of distributions	40,178,581	16,254,462
Value of capital stock redeemed	(344,087,217)	(280,356,378)
Net increase/(decrease) in net assets resulting from capital stock transactions	(18,946,151)	124,846,298
Net increase/(decrease) in net assets	(100,394,463)	176,268,281

NET ASSETS:
Beginning of year	1,669,085,810	1,492,817,529
End of year	$1,568,691,347	$1,669,085,810

CAPITAL SHARE TRANSACTIONS:
Shares sold	24,942,340	33,141,790
Shares issued as reinvestment of distributions	3,490,875	1,391,381
Shares redeemed	(30,154,113)	(23,950,896)
Net increase/(decrease) in shares outstanding	(1,720,898)	10,582,275

See Notes to Financial Statements.

166

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND		NEW YORK MUNICIPAL BOND FUND
FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020

$38,787,139	$47,555,158	$3,831,315	$4,205,556	$5,986,870	$6,179,581
48,932,448	29,034,242	3,021,716	2,818,592	2,550,678	3,909,922
(85,431,146)	49,604,957	(6,927,094)	4,938,511	(3,976,825)	3,998,762
2,288,441	126,194,357	(74,063)	11,962,659	4,560,723	14,088,265

(62,051,485)	(47,868,985)	(6,793,047)	(4,840,879)	(9,915,106)	(7,571,015)
(62,051,485)	(47,868,985)	(6,793,047)	(4,840,879)	(9,915,106)	(7,571,015)

973,951,398	969,547,176	65,517,376	120,629,965	179,396,663	171,679,217
22,329,496	12,512,019	3,422,001	2,055,461	4,321,762	2,870,995
(903,910,339)	(517,589,369)	(116,284,782)	(69,000,182)	(134,320,233)	(97,419,168)
92,370,555	464,469,826	(47,345,405)	53,685,244	49,398,192	77,131,044
32,607,511	542,795,198	(54,212,515)	60,807,024	44,043,809	83,648,294

4,201,639,176	3,658,843,978	400,367,458	339,560,434	582,500,307	498,852,013
$4,234,246,687	$4,201,639,176	$346,154,943	$400,367,458	$626,544,116	$582,500,307

78,706,808	77,962,776	6,238,869	11,522,959	17,211,966	16,381,052
1,784,997	1,010,713	324,974	197,029	409,495	274,948
(72,615,591)	(41,902,780)	(11,093,932)	(6,593,752)	(12,753,669)	(9,346,387)
7,876,214	37,070,709	(4,530,089)	5,126,236	4,867,792	7,309,613

See Notes to Financial Statements.

167

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$20.18		$18.84		$17.08		$16.50		$13.69
Investment operations:
Net investment income/(loss)	(0.02	)(a)	0.02	(a)	0.09	(a)	0.07	(a)	0.10	(a)
Net realized and unrealized gain	7.85		3.02		2.44		0.84		2.86
Total from investment operations	7.83		3.04		2.53		0.91		2.96
Distributions:
Net investment income	(0.01)		(0.08)		(0.08)		(0.09)		(0.15)
Net realized gains	(0.69)		(1.62)		(0.69)		(0.24)		—
Total distributions	(0.70)		(1.70)		(0.77)		(0.33)		(0.15)
Net asset value, end of year	$27.31		$20.18		$18.84		$17.08		$16.50
Total return	39.8%		17.3%		15.7%		5.6%		21.8%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$3,648,683		$2,283,906		$1,766,287		$1,839,663		$1,772,368
Ratio of expenses to average net assets before expense waivers	0.96	%(b)	0.97	%(b)	0.98	%(b)	0.98	%(b)	0.99	%(b)
Ratio of expenses to average net assets after expense waivers	0.96%		0.97%		0.98%		0.98%		0.99%
Ratio of net investment income/(loss) to average net assets	(0.10)%		0.10%		0.51%		0.42%		0.67%
Portfolio turnover rate	30%		43%		31%		38%		57%

(a)	Calculated based on the average shares method for the year.
(b)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

168

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$15.57		$15.39		$15.85		$17.49		$15.81
Investment operations:
Net investment income/(loss)	(0.02	)(a)	0.03	(a)	0.09	(a)	0.08	(a)	0.10	(a)
Net realized and unrealized gain/(loss)	4.97		0.88		1.10		(0.47)		2.54
Total from investment operations	4.95		0.91		1.19		0.39		2.64
Distributions:
Net investment income	(0.03)		(0.09)		(0.09)		(0.11)		(0.09)
Net realized gains	(0.57)		(0.64)		(1.56)		(1.14)		(0.87)
Total distributions	(0.60)		(0.73)		(1.65)		(1.25)		(0.96)
Net asset value, end of year	$19.92		$15.57		$15.39		$15.85		$17.49
Total return	32.1%		5.9%		9.4%		(2.6)%		17.6%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$9,746,839		$6,765,243		$6,278,441		$6,222,492		$6,562,381
Ratio of expenses to average net assets before expense waivers	1.14	%(b)	1.15	%(b)	1.15	%(b)	1.15	%(b)	1.15	%(b)
Ratio of expenses to average net assets after expense waivers	1.10%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income/(loss) to average net assets	(0.10)%		0.17%		0.58%		0.48%		0.59%
Portfolio turnover rate	46%		65%		52%		62%		45%

(a)	Calculated based on the average shares method for the year.
(b)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

169

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$15.26		$14.99		$13.87		$14.85		$12.95
Investment operations:
Net investment income	0.01	(a)	0.07	(a)	0.13	(a)	0.13	(a)	0.11	(a)
Net realized and unrealized gain/(loss)	5.08		0.94		1.58		(0.26)		2.02
Total from investment operations	5.09		1.01		1.71		(0.13)		2.13
Distributions:
Net investment income	(0.05)		(0.12)		(0.14)		(0.10)		(0.10)
Net realized gains	(0.19)		(0.62)		(0.45)		(0.75)		(0.13)
Total distributions	(0.24)		(0.74)		(0.59)		(0.85)		(0.23)
Net asset value, end of year	$20.11		$15.26		$14.99		$13.87		$14.85
Total return	33.6%		7.0%		12.9%		(1.1)%		16.7%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$25,742,487		$17,609,533		$17,001,879		$16,499,149		$17,243,479
Ratio of expenses to average net assets before expense waivers	1.09	%(b)(c)	1.10	%(b)(c)	1.10	%(b)(c)	1.11	%(b)(c)	1.11	%(b)(c)
Ratio of expenses to average net assets after expense waivers	1.09%		1.10%		1.10%		1.11%		1.11%
Ratio of net investment income to average net assets	0.05%		0.48%		0.93%		0.86%		0.77%
Portfolio turnover rate	43%		76%		73%		38%		61%

(a)	Calculated based on the average shares method for the year.
(b)	There were no voluntary fee reductions during the year.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

170

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	YEAR ENDED OCTOBER 31, 2021		PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
Net asset value, beginning of period	$9.99		$10.00
Investment operations:
Net investment income	0.43	(b)	0.05	(b)
Net realized and unrealized gain/(loss)	0.15		(0.06)
Total from investment operations	0.58		(0.01)
Distributions:
Net investment income	(0.42)		—
Total distributions	(0.42)		—
Net asset value, end of period	$10.15		$9.99
Total return	5.9%		(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,950,576		$1,939,199
Ratio of expenses to average net assets before expense waivers	0.87	%(d)	0.94	%(d)(e)
Ratio of expenses to average net assets after expense waivers	0.85%		0.85	%(e)
Ratio of net investment income to average net assets	4.23%		5.33	%(e)
Portfolio turnover rate	24%		1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

171

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.82	$11.43	$10.75	$11.11	$11.28
Investment operations:
Net investment income	0.11 (a)	0.16 (a)	0.21 (a)	0.19 (a)	0.14 (a)
Net realized and unrealized gain/(loss)	(0.25)	0.43	0.69	(0.35)	(0.15)
Total from investment operations	(0.14)	0.59	0.90	(0.16)	(0.01)
Distributions:
Net investment income	(0.19)	(0.20)	(0.22)	(0.20)	(0.16)
Net realized gains	(0.24)	—	—	—	—
Total distributions	(0.43)	(0.20)	(0.22)	(0.20)	(0.16)
Net asset value, end of year	$11.25	$11.82	$11.43	$10.75	$11.11
Total return	(1.2)%	5.2%	8.4%	(1.5)%	(1.0)%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,568,691	$1,669,086	$1,492,818	$865,030	$825,545
Ratio of expenses to average net assets before expense waivers	0.68%	0.68%	0.70%	0.72%	0.72%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.62%	0.62%
Ratio of net investment income to average net assets	0.97%	1.39%	1.93%	1.70%	1.28%
Portfolio turnover rate	58%	87%	34%	49%	70%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

172

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$12.52	$12.26	$11.63	$11.95	$12.09
Investment operations:
Net investment income	0.12 (a)	0.15 (a)	0.18 (a)	0.17 (a)	0.14 (a)
Net realized and unrealized gain/(loss)	(0.12)	0.26	0.62	(0.33)	(0.08)
Total from investment operations	0.00	0.41	0.80	(0.16)	0.06
Distributions:
Net investment income	(0.12)	(0.15)	(0.17)	(0.16)	(0.14)
Net realized gains	(0.07)	—	—	—	(0.06)
Total distributions	(0.19)	(0.15)	(0.17)	(0.16)	(0.20)
Net asset value, end of year	$12.33	$12.52	$12.26	$11.63	$11.95
Total return	(0.1)%	3.4%	6.9%	(1.4)%	0.5%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$4,234,247	$4,201,639	$3,658,844	$2,297,532	$2,235,503
Ratio of expenses to average net assets before expense waivers	0.65%	0.65%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	0.93%	1.21%	1.46%	1.41%	1.17%
Portfolio turnover rate	58%	40%	26%	51%	31%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

173

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,		PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER
	2021	2020	31, 2019
Net asset value, beginning of period	$10.57	$10.37	$10.00
Investment operations:
Net investment income	0.11 (b)	0.12 (b)	0.12	(b)
Net realized and unrealized gain/(loss)	(0.11)	0.22	0.36
Total from investment operations	0.00	0.34	0.48
Distributions:
Net investment income	(0.11)	(0.12)	(0.11)
Net realized gains	(0.08)	(0.02)	—
Total distributions	(0.19)	(0.14)	(0.11)
Net asset value, end of period	$10.38	$10.57	$10.37
Total return	(0.1)%	3.3%	4.8	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$346,155	$400,367	$339,560
Ratio of expenses to average net assets before expense waivers	0.76%	0.76%	0.78	%(d)
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	1.03%	1.13%	1.32	%(d)
Portfolio turnover rate	25%	26%	41	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

174

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,		PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER
	2021	2020	31, 2019
Net asset value, beginning of period	$10.55	$10.42	$10.00
Investment operations:
Net investment income	0.11 (b)	0.12 (b)	0.13	(b)
Net realized and unrealized gain/(loss)	(0.05)	0.16	0.40
Total from investment operations	0.06	0.28	0.53
Distributions:
Net investment income	(0.11)	(0.12)	(0.11)
Net realized gains	(0.07)	(0.03)	—
Total distributions	(0.18)	(0.15)	(0.11)
Net asset value, end of period	$10.43	$10.55	$10.42
Total return	0.6%	2.7%	5.4	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$626,544	$582,500	$498,852
Ratio of expenses to average net assets before expense waivers	0.74%	0.75%	0.77	%(d)
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	1.01%	1.13%	1.42	%(d)
Portfolio turnover rate	23%	37%	29	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

175

Old Westbury Funds, Inc.
Notes to Financial Statements
October 31, 2021

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of October 31, 2021, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income and capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

The Corporation has authorized a total of 20.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service.

176

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2021

Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Small & Mid Cap Strategies Fund, Large Cap Strategies Fund and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair

177

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2021

value certain securities 54 days during the year ended October 31, 2021. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of October 31, 2021, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended October 31, 2021, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements and foreign currency transactions in the Statements of Operations.

178

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2021

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at October 31, 2021.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

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J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Small & Mid Cap Strategies Fund and Large Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability, pandemics and epidemics and other conditions; and currency and interest rate and price fluctuations. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

In an organized attempt to contain and mitigate the effects of the COVID-19 pandemic, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of health care services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

In March 2020, the Board of Governors of the Federal Reserve System (the “Fed”) reduced the federal funds rate to at or near zero percent in an effort to stimulate the economy following market turmoil due to the COVID-19 pandemic. It is uncertain for how long the Fed will continue to keep rates near zero. If the Fed raises interest rates, there is a risk that interest rates across the U. S. financial markets will raise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance.

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B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

C. LIBOR Risk.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). On March 5, 2021, the United Kingdom’s Financial Conduct Authority and ICE Benchmark Authority formally announced the dates after which the LIBORs will cease publication. Certain LIBORs (e.g., all euro and Swiss franc LIBOR settings, the Spot Next/Overnight, 1 week, 2 month and 12 month Japanese yen and Great British pound LIBOR settings, and the 1 week and 2 months U.S. dollar LIBOR settings) will cease publication after December 31, 2021. However, the publication of certain other LIBORs (e.g., the overnight, 1 month, 3 month, 6 month, and 12 months U.S. dollar LIBOR settings) will continue through at least June 30, 2023. The future publication and strike utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined.

In March 2020, the FASB issued guidance providing optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of December 2021. Management continues to evaluate the impact of the guidance and may apply other elections, as applicable, as the expected market transition to alternative reference rates evolves.

D. Shareholder Concentration Risk.

As of October 31, 2021, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	99.06%
Small & Mid Cap Strategies Fund	1	98.09%
Large Cap Strategies Fund	1	98.42%
Credit Income Fund	1	99.02%
Fixed Income Fund	1	99.66%
Municipal Bond Fund	1	98.97%
California Municipal Bond Fund	1	99.20%
New York Municipal Bond Fund	1	99.92%

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The summary of inputs used to value the Funds’ investments as of October 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$3,547,838,594(b)	$—	$—	$3,547,838,594
Exchange-Traded Funds	15,783,340	—	—	15,783,340
Investment Company	84,879,834	—	—	84,879,834
Total	$3,648,501,768	$—	$—	$3,648,501,768

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$35,765,152	$—	$—	$35,765,152
Australia	149,662,502	—	—	149,662,502
Austria	6,375,784	—	—	6,375,784
Belgium	23,242,701	—	—	23,242,701
Bermuda	35,630,547	—	—	35,630,547
Brazil	31,553,245	—	—	31,553,245
Canada	273,062,227	—	—	273,062,227
China	274,180,733	26,670,819	—	300,851,552
Costa Rica	4,269,761	—	—	4,269,761
Denmark	147,659,244	—	—	147,659,244
Finland	70,278,725	—	—	70,278,725
France	76,392,621	—	—	76,392,621
Germany	147,511,047	—	—	147,511,047
Greece	13,508,469	—	—	13,508,469
Hong Kong	48,112,024	—	—	48,112,024
Iceland	7,974,934	—	—	7,974,934
India	73,360,130	—	—	73,360,130
Indonesia	2,358,584	—	—	2,358,584
Ireland	18,147,440	—	—	18,147,440
Israel	286,847,034	—	—	286,847,034
Italy	46,468,790	—	—	46,468,790
Japan	597,997,534	—	—	597,997,534
Jersey Channel Islands	32,263,701	—	—	32,263,701
Netherlands	131,122,309	—	—	131,122,309
New Zealand	51,003,512	—	—	51,003,512
Norway	7,805,659	—	—	7,805,659
Peru	5,082,600	—	—	5,082,600
Poland	18,794,210	—	—	18,794,210
Portugal	1,329,666	—	—	1,329,666
Russia	78,832,766	—	—	78,832,766
Singapore	8,307,042	—	4,289	8,311,331
South Africa	17,606,334	—	—	17,606,334
South Korea	87,692,425	—	—	87,692,425
Spain	27,319,746	—	—	27,319,746
Sweden	153,489,609	—	—	153,489,609
Switzerland	235,612,171	—	—	235,612,171
Taiwan	77,407,326	—	—	77,407,326
Thailand	16,938,432	26,321,061	—	43,259,493
Turkey	51,011,207	—	—	51,011,207
United Kingdom	597,630,706	—	0	597,630,706
United States	4,230,084,871	—	—	4,230,084,871
Vietnam	2,320,358	—	—	2,320,358
Total Equity Securities	$8,202,013,878	$52,991,880	$4,289	$8,255,010,047
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October 31, 2021

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Rights/Warrants
Thailand	$645,322	$—	$—	$645,322
United States	—	—	0	0
Total Rights/Warrants	$645,322	$—	$0	$645,322
Exchange-Traded Funds	1,155,475,780	—	—	1,155,475,780
Investment Company	17,388,439	—	—	17,388,439
Cash Sweep	305,673,113	—	—	305,673,113
Total	$9,681,196,532	$52,991,880	$4,289	$9,734,192,701

Large Cap Strategies Fund
Equity Securities	$22,954,620,313(b)	$80,088,287(b)(c)	$465,948(b)	$23,035,174,548
Exchange-Traded Funds	2,238,263,960	—	—	2,238,263,960
Investment Company	506,048,905	—	—	506,048,905
Cash Sweep	6,737,107	—	—	6,737,107
Total	$25,705,670,285	$80,088,287	$465,948	$25,786,224,520

Credit Income Fund
Preferred Stocks	$6,546,123(b)	$—	$—	$6,546,123
Exchange-Traded Funds	533,313,189	—	—	533,313,189
Bank Loans	—	—	4,382,766(b)	4,382,766
Corporate Bonds	—	287,355,305(b)	—	287,355,305
Asset-Backed Securities	—	544,903,185(b)	25,609,023(b)	570,512,208
Non-Agency Mortgage-Backed Securities	—	426,028,398(b)	47,511,012(b)	473,539,410
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	46,547,533(b)	—	46,547,533
U.S. Government Securities	—	633,473,448	—	633,473,448
Cash Sweep	395,197,227	—	—	395,197,227

Other financial instruments - Liabilities Interest Rate Risk	—	(2,491,585)(b)	—	(2,491,585)
Total	$935,056,539	$1,935,816,284	$77,502,801	$2,948,375,624

Fixed Income Fund
Municipal Bonds	$—	$11,187,857(b)	$—	$11,187,857
Corporate Bonds	—	555,661,183(b)	—	555,661,183
Asset-Backed Securities	—	101,713,272(b)	—	101,713,272
Non-Agency Mortgage-Backed Securities	—	611,642(b)	—	611,642
U.S. Government Agencies	—	192,344	—	192,344
U.S. Government Securities	—	875,603,088	—	875,603,088
Investment Company	18,309,659	—	—	18,309,659
Total	$18,309,659	$1,544,969,386	$—	$1,563,279,045

Municipal Bond Fund
Municipal Bonds	$—	$3,824,911,121(b)	$—	$3,824,911,121
Corporate Bonds	—	61,943,330(b)	—	61,943,330
U.S. Government Securities	—	84,342,448	—	84,342,448
Investment Company	402,891,766	—	—	402,891,766
Total	$402,891,766	$3,971,196,899	$—	$4,374,088,665

California Municipal Bond Fund
Municipal Bonds	$—	$323,465,890(b)	$—	$323,465,890
Corporate Bonds	—	2,171,032(b)	—	2,171,032
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October 31, 2021

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	$16,446,457	$—	$—	$16,446,457
Total	$16,446,457	$325,636,922	$—	$342,083,379

New York Municipal Bond Fund
Municipal Bonds	$—	$577,401,202(b)	$—	$577,401,202
Corporate Bonds	—	4,874,047(b)	—	4,874,047
Investment Company	37,412,126	—	—	37,412,126
Total	$37,412,126	$582,275,249	$—	$619,687,375

(a)	The Small & Mid Cap Strategies Fund and the Large Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the year ended October 31, 2021. For the Small & Mid Cap Strategies Fund there were transfers out of Level 3 in the amount of $4,196,513. For the Large Cap Strategies Fund there were transfers into Level 3 in the amount of $274,494. In addition, with the exception of the Credit Income Fund, there were no significant purchases and sales during the period. As of October 31, 2021, the fair value of Level 3 assets as a percentage of NAV was 0.00%, 0.00% and 2.63% for the Small & Mid Cap Strategies Fund, the Large Cap Strategies Fund and the Credit Income Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for derivatives.
(c)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

During the year ended October 31, 2021, the Funds recognized no material transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a rollforward of Level 3 investments:

Credit Income Fund
Balance as of 10/31/2020 (value)	$79,593,851
Net accrued discounts (premiums)	(188,833)
Realized gain	3,646,107
Unrealized gain	178,635
Purchases	46,205,618
Sales (paydowns)	(32,503,748)
Transfer in	2,271,726
Transfer out	(21,700,555)
Balance as of 10/31/2021 (value)	$77,502,801
Net change in unrealized appreciation on investments still held at October 31, 2021	$2,027,973

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk

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than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the year ended October 31, 2021.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of October 31, 2021, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Credit Income Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$2,491,585	$—	$—	$(2,491,585)	$—

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.
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The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2021
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$2,491,585

	The Effect of Derivative Instruments on the Statements of Operations For the Year Ended October 31, 2021 Net Realized Gain/(Loss) from Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$(18,120)	$(2,252,755)	$—	$(2,270,875)

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$(2,264,937)	$—	$(2,264,937)

For the year ended October 31, 2021, the quarterly average volume of derivative activities were as follows:

Credit Income Fund
Total Return Swaps (Notional Amount in U.S. Dollars)	$315,000,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument.

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October 31, 2021

The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash

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in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.68%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

Average net assets
Small & Mid Cap Strategies Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners Limited Partnership (“Artisan”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Baillie Gifford, Champlain, and Polunin are paid for their services directly by BIM.

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BIM has retained Baillie Gifford and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Baillie Gifford and Sands are paid for their services directly by BIM. Harding Loevner LP (“Harding Loevner”) previously served as sub-adviser to the fund and was terminated effective June 30, 2021, and Baillie Gifford was added as sub-adviser to Large Cap Strategies Fund, effective June 24, 2021.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY Mellon”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

D. Custody Fees. The All Cap Core Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund and the Large Cap Strategies Fund each has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. BTCO also serves as custodian for the Large Cap Strategies Fund except for assets managed by Baillie Gifford. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund and Large Cap Strategies Fund have retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers, and assets of the Large Cap Strategies Fund managed by Baillie Gifford. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2021, BIM waived $3,417,187 for the Small & Mid Cap Strategies Fund, $384,818 for the Credit Income Fund, $1,756,358 for the Fixed Income Fund, $3,237,188 for the Municipal Bond Fund, $717,605 for the California Municipal Bond Fund and $1,009,694 for the New York Municipal Bond Fund. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

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F. Board of Directors’ Fees. Effective February 1, 2020, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the year ended October 31, 2021, there were no affiliated transactions except for as described in Note 10.

7.	Securities Transactions:

Investment transactions for the year ended October 31, 2021, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$871,940,373	$941,496,852
Small & Mid Cap Strategies Fund	4,539,825,402	3,920,132,977
Large Cap Strategies Fund	11,342,863,726	9,480,879,206
Credit Income Fund	979,695,929	528,918,571
Fixed Income Fund	390,025,675	301,306,756
Municipal Bond Fund	2,078,812,020	2,205,826,677
California Municipal Bond Fund	84,442,311	99,510,651
New York Municipal Bond Fund	127,769,709	119,586,663

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2021 were as follows:

	Purchases	Sales
Credit Income Fund	$359,591,813	$1,396,780
Fixed Income Fund	522,390,930	705,081,946
Municipal Bond Fund	225,412,109	378,692,151
California Municipal Bond Fund	4,832,031	37,593,421
New York Municipal Bond Fund	4,832,031	27,479,473

8.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

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October 31, 2021

As of October 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,988,123,872	$1,666,218,048	$(5,840,152)	$1,660,377,896
Small & Mid Cap Strategies Fund	7,170,561,042	2,892,305,408	(328,673,749)	2,563,631,659
Large Cap Strategies Fund	16,876,125,261	9,190,406,033	(280,306,774)	8,910,099,259
Credit Income Fund	2,925,141,189	98,563,801	(72,837,781)	25,726,020
Fixed Income Fund	1,567,781,079	21,729,941	(26,231,975)	(4,502,034)
Municipal Bond Fund	4,322,349,125	70,433,312	(18,693,772)	51,739,540
California Municipal Bond Fund	337,181,251	6,925,037	(2,022,909)	4,902,128
New York Municipal Bond Fund	609,297,993	13,200,680	(2,811,298)	10,389,382

Permanent differences as of October 31, 2021, were as follows:

	Total Distributable Earnings /(Accumulated Loss)	Increase/ (Decrease) Paid-in-Capital
All Cap Core Fund	$(13,430,589)	$13,430,589
Small & Mid Cap Strategies Fund	(17,735,260)	17,735,260
Large Cap Strategies Fund	(42,665,729)	42,665,729
Fixed Income Fund	2	(2)

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2021 was as follows:

	All Cap Core Fund	Small & Mid Cap Strategies Fund	Large Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$4,211,963	$11,767,194	$56,977,378	$103,968,936
Net Long Term Capital Gains	75,037,892	244,392,243	215,997,423	—
Total Taxable Distributions	79,249,855	256,159,437	272,974,801	103,968,936
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$79,249,855	$256,159,437	$272,974,801	$103,968,936

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$31,873,485	$7,449,778	$1,277,911	$2,468,325
Net Long Term Capital Gains	28,625,623	17,587,348	2,207,796	1,974,234
Total Taxable Distributions	60,499,108	25,037,126	3,485,707	4,442,559
Tax Exempt Distributions	—	37,014,359	3,307,340	5,472,547
Total Distributions Paid	$60,499,108	$62,051,485	$6,793,047	$9,915,106
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October 31, 2021

The tax character of distributions from the Funds during the year ended October 31, 2020 was as follows:

	All Cap Core Fund	Small & Mid Cap Strategies Fund	Large Cap Strategies Fund	Fixed Income Fund
Distributions paid from:
Ordinary income	$11,301,833	$33,645,169	$134,614,727	$27,441,587
Net Long Term Capital Gains	146,728,965	260,460,494	706,560,019	—
Total Taxable Distributions	158,030,798	294,105,663	841,174,746	27,441,587
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$158,030,798	$294,105,663	$841,174,746	$27,441,587

	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$4,568,157	$1,330,187	$1,973,466
Net Long Term Capital Gains	—	—	—
Total Taxable Distributions	4,568,157	1,330,187	1,973,466
Tax Exempt Distributions	43,300,828	3,510,692	5,597,549
Total Distributions Paid	$47,868,985	$4,840,879	$7,571,015

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2021, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2021. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2021, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	All Cap Core Fund	Small & Mid Cap Strategies Fund	Large Cap Strategies Fund	Credit Income Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—
Undistributed ordinary income	—	152,425,521	113,091,890	8,905,432
Undistributed long-term capital gains	204,877,634	505,593,974	1,469,694,227	—
Accumulated Earnings	204,877,634	658,019,495	1,582,786,117	8,905,432
Deferred Qualified Late-Year Losses	(2,997,986)	—	—	—
Capital Loss Carryforwards	—	—	—	(348,965)
Unrealized Appreciation/(Depreciation)	1,660,377,244	2,562,752,201	8,872,874,352	25,726,020
Total Accumulated Earnings/(Deficits)	$1,862,256,892	$3,220,771,696	$10,455,660,469	$34,282,487

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$2,632,596	$271,522	$510,708
Undistributed ordinary income	2,043,013	—	—	—
Undistributed long-term capital gains	3,460,857	48,930,415	3,020,754	2,549,795
Accumulated Earnings	5,503,870	51,563,011	3,292,276	3,060,503
Unrealized Appreciation/(Depreciation)	(4,502,034)	51,739,540	4,902,128	10,389,382
Total Accumulated Earnings/(Deficits)	$1,001,836	$103,302,551	$8,194,404	$13,449,885

As of October 31, 2021, the Credit Income Fund utilized $137,877 capital loss carryforward and had a short-term capital loss carryforward of $348,965 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

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The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no late year loss deferrals in the current year.

9.	Commitments.

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of October 31, 2021, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10.	Acquisition of Net Assets

As of close of business on June 25, 2021, pursuant to an Agreement and Plan of Asset Acquisition previously approved by the Board of Directors, certain assets of the Bessemer Trust Company, N.A. Common Trust Fund A (All Cap Core Fund), Bessemer Trust Company All Cap Core Fund A, Bessemer Trust Company Tax-Exempt Securities Special Fund B, Bessemer Trust Company General Municipal Bond Fund C, and Bessemer Trust Company Taxable Fixed Income Fund D (each, a “Selling Fund” and collectively, the “Selling Funds”) were sold to All Cap Core Fund, New York Municipal Bond Fund, Municipal Bond Fund, and Fixed Income Fund (each, a “Purchasing Fund” and collectively, the “Purchasing Funds”) in exchange for shares of the Purchasing Fund (the “Transaction”). The Transaction was a tax-free event for federal income tax purposes. Information with respect to the assets and other relevant data on the effective date of the Transaction are included below:

Purchasing Fund	All Cap Core Fund	New York Municipal Bond Fund	Municipal Bond Fund	Fixed Income Fund
Net assets immediately prior to Transaction	$2,938,407,680	$550,973,814	$3,884,104,972	$1,528,418,384
Net assets immediately after Transaction	$3,370,412,202	$611,858,981	$4,128,555,350	$1,574,202,795
Fund shares issued in exchange for Selling Funds	17,221,627	5,790,701	19,669,959	4,041,703

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2021, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

All Cap Core Fund	100.00%
Small & Mid Cap Strategies Fund	84.50%
Large Cap Strategies Fund	100.00%
Credit Income Fund	0.19%
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Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2021, as Qualified Interest Income as defined in the Code as follows:

Small & Mid Cap Strategies Fund	0.91%
Large Cap Strategies Fund	0.77%
Credit Income Fund	71.42%
Fixed Income Fund	94.97%
Municipal Bond Fund	6.34%
California Municipal Bond Fund	14.40%
New York Municipal Bond Fund	7.38%

Qualified Short Term Gain (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2021, as Qualified Short-Term Gain as defined in the Code as follows:

All Cap Core Fund	100.00%
Small & Mid Cap Strategies Fund	100.00%
Large Cap Strategies Fund	100.00%
Fixed Income Fund	100.00%
Municipal Bond Fund	100.00%
California Municipal Bond Fund	100.00%
New York Municipal Bond Fund	100.00%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2021, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

All Cap Core Fund	100.00%
Small & Mid Cap Strategies Fund	75.81%
Large Cap Strategies Fund	100.00%
Credit Income Fund	0.15%

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2021 as follows:

All Cap Core Fund	$75,037,892
Small & Mid Cap Strategies Fund	257,680,197
Large Cap Strategies Fund	215,997,423
Fixed Income Fund	28,625,623
Municipal Bond Fund	17,587,348
California Municipal Bond Fund	2,207,796
New York Municipal Bond Fund	1,974,234
194

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2021

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2021 which were derived from U.S. Treasury securities were as follows:

Small & Mid Cap Strategies Fund	0.22%
Large Cap Strategies Fund	0.24%
Credit Income Fund	7.15%
Fixed Income Fund	43.85%
Municipal Bond Fund	3.04%
California Municipal Bond Fund	4.09%
New York Municipal Bond Fund	2.63%

Tax Exempt Distributions (Unaudited)

The distributions designated as tax exempt dividends paid for the fiscal year ended October 31, 2021 were as follows:

Municipal Bond Fund	$37,014,359
California Municipal Bond Fund	3,307,340
New York Municipal Bond Fund	5,472,547
195

Old Westbury Funds, Inc.
Report of Independent Registered Public Accounting Firm
October 31, 2021

To the Shareholders and the Board of Directors of Old Westbury Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (the “Corporation”) (comprising All Cap Core Fund, Small & Mid Cap Strategies Fund, Large Cap Strategies Fund, Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of October 31, 2021, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Corporation at October 31, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Corporation	Statement of operations	Statement of changes in net assets	Financial highlights
All Cap Core Fund Small & Mid Cap Strategies Fund Large Cap Strategies Fund Fixed Income Fund Municipal Bond Fund	For the year ended October 31, 2021	For each of the two years in the period ended October 31, 2021	For each of the five years in the period ended October 31, 2021
Credit Income Fund	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from October 1, 2020 (commencement of operations) through October 31, 2020
California Municipal Bond Fund New York Municipal Bond Fund	For the year ended October 31, 2021	For each of the two years in the period ended October 31, 2021	For each of the two years in the period ended October 31, 2021 and the period from December 4, 2018 (commencement of operations) through October 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Corporation’s auditor since 2006.

New York, New York
December 23, 2021

196

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited)
October 31, 2021

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation, each of which, under current Board policy, may serve until the end of the calendar year during which he or she reaches the applicable mandatory retirement age established by the Board.

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years

Interested Director

George H. Wilcox[2] 1271 Avenue of the Americas New York, NY 10020 Age: 56	Director	Indefinite term; 3 Years	President of Bessemer (2013- Present).	8	0

Independent Directors

Alexander Ellis III 1271 Avenue of the Americas New York, NY 10020 Age: 72	Chairman & Director	Indefinite term; 9 Years	General Partner, Rockport Capital Partners (2000-Present); Partner, New Energy Development Co. (2020-Present); Partner, Abnaki Group, LLC (2017-Present).	8	1[3]

Patricia L. Francy 1271 Avenue of the Americas New York, NY 10020 Age: 76	Director	Indefinite term; 17 Years	Director, corporate, and foundation boards.	8	1[4]

J. David Officer 1271 Avenue of the Americas New York, NY 10020 Age: 73	Director	Indefinite term; 9 Years	Independent Director.	8	2[5]

R. Keith Walton 1271 Avenue of the Americas New York, NY 10020 Age: 57	Director	Indefinite term; 5 Years	Managing Director, Lafayette Square Holding (October 2020-Present); Senior Adviser & Venture Partner, Plexo LLC (March 2017-October 2020); Senior Adviser, Vatic Labs LLC (May 2018-July 2019); Executive Vice President and Chief Legal Officer, Zero Mass Water LLC (July 2017-July 2018); and Vice President, Strategy, Arizona State University (2013-July 2017).	8	6[6]
197

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)
October 31, 2021

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Wilcox is deemed an Interested Director by virtue of his position as President of Bessemer Trust Company, N.A. Mr. Wilcox also serves as Director of Bessemer Trust Company (Cayman) Ltd. and Bessemer Investor Services.
[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.
[4]	Ms. Francy has served as Director of Siebert Financial Corp.
[5]	Mr. Officer serves, or has served, as Director of the following entities: DWS Trackers (formerly DBX ETF Trust) (40); and Ilex Partners (Asia) LLC.
[6]	Mr. Walton serves, or has served, as Director of the following entities: Blue Crest Capital Management, LLC Funds; Global Infrastructure Partners; Systematica Investments Limited; Zweig Fund Inc.; Zweig Total Return Fund Inc.; and Virtus Closed-End Funds.
198

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)
October 31, 2021

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 1271 Avenue of the Americas New York, NY 10020 Age: 63	President & Chief Executive Officer	Indefinite; 9 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Nicola R. Knight 1271 Avenue of the Americas New York, NY 10020 Age: 58	Chief Legal Officer; Assistant Secretary	Indefinite; Chief Legal Officer 1 Year; Assistant Secretary 12 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

Matthew A. Rizzi 1271 Avenue of the Americas New York, NY 10020 Age: 48	Vice President & Treasurer	Indefinite; 7 Years	Principal and Head of Fund Accounting, Bessemer Trust Company, N.A. (Since 2018); Principal and Head of Trust Accounting and Fees, Bessemer Trust Company, N.A. (2015-2017).

Ritu Gupta 1271 Avenue of the Americas New York, NY 10020 Age: 41	Chief Compliance Officer;	Indefinite; Since April 21, 2021	Principal and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (Since March 2021); Vice President, Brown Brothers Harriman & Co. (2005-2021).

Hardik B. Patel 1271 Avenue of the Americas New York, NY 10020 Age: 39	Vice President & Assistant Treasurer	Indefinite; 1 Year	Senior Vice President and Accounting Manager, Bessemer Trust Company, N.A. (Since 2021); Vice President and Accounting Manager, Bessemer Trust Company, N.A. (2017-2020); Associate Vice President and Accounting Manager, Bessemer Trust Company, N.A. (2015-2017).

David Schwart 801 Brickell Avenue Suite 2000 Miami, FL 33131-2900 Age: 51	Vice President & Anti- Money Laundering Compliance Officer	Indefinite; 6 Years	Senior Vice President and Senior Bank Compliance Manager, Bessemer Trust Company, N.A. (Since 2019); Vice President and Associate Director of Bank Compliance, Bessemer Trust Company, N.A. (2013-2019).
199

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)
October 31, 2021

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

Marianna DiBenedetto 103 Bellevue Parkway Wilmington, DE 19809 Age: 55	Vice President & Assistant Treasurer	Indefinite; 3 Years	Vice President and Group Manager of Fund Accounting and Administration Client Services, The Bank of New York Mellon (“BNY Mellon”) (Since 2010).

Jack Jafolla 103 Bellevue Parkway Wilmington, DE 19809 Age: 51	Assistant Treasurer	Indefinite; 14 Years	Vice President and Lead Manager of NAV Operations, BNY Mellon (Since 2008).

Lisa M. King 103 Bellevue Parkway Wilmington, DE 19809 Age: 53	Secretary	Indefinite; 4 Years	Vice President and Group Manager, BNY Mellon Regulatory Administration (Since 2017); Vice President and Counsel, BNY Mellon (2016-2017); Counsel, Stradley, Ronon, Stevens & Young LLP (2007-2016).

William H. Wallace, III 103 Bellevue Parkway Wilmington, DE 19809 Age: 51	Assistant Secretary	Indefinite; 4 Years	Secretary of the Corporation (2015-2016); Vice President and Manager, BNY Mellon Regulatory Administration (Since 2010).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

200

Old Westbury Funds, Inc.
Additional Information (Unaudited)
October 31, 2021

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

201

Old Westbury Funds, Inc.
Liquidity Risk Management Program (Unaudited)
October 31, 2021

The Corporation has adopted a Liquidity Risk Management Program (the “Program”), on behalf of each of its Funds under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program became effective on June 1, 2019. The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Program.

The Board has appointed the Adviser’s Liquidity Risk Committee to be the program administrator for the Program (the “Program Administrator”). On July 21, 2021, the Board of Directors reviewed the annual report (the “Report”) concerning the operation of the Program based on a Fund-by-Fund analysis as of April 30, 2021. The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) historical data with respect to purchase and redemption requests compared to average cash levels; and (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for this limit.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

202

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
October 31, 2021

At a meeting held on July 21, 2021, the Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or the “Adviser”) and the Corporation on behalf of Old Westbury All Cap Core Fund (“All Cap Core Fund”), Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”), Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”), Old Westbury Credit Income Fund (“Credit Income Fund”), Old Westbury Fixed Income Fund (“Fixed Income Fund”), Old Westbury Municipal Bond Fund (“Municipal Bond Fund”), Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”), and Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), (2) a sub-advisory agreement among BIM, Artisan Partners Limited Partnership (“Artisan”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (4) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Credit Income Fund, (5) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands”) and the Corporation on behalf of the Large Cap Strategies Fund, (6) a sub-advisory agreement among BIM, Muzinich & Co, Inc. (“Muzinich”) and the Corporation on behalf of the Credit Income Fund, (7) a sub-advisory agreement among BIM, Baillie Gifford Overseas Limited (“Baillie Gifford”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (8) a sub-advisory agreement among BIM, Polunin Capital Partners Limited (“Polunin”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, and (9) a sub-advisory agreement among BIM, Acadian Asset Management LLC (“Acadian”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund (Polunin, Artisan, Champlain, BlackRock, Sands, Muzinich, Baillie Gifford and Acadian together, the “Sub-Advisers”). At both the meeting of the Board held on July 21, 2021 and the meeting of the Board held on April 21, 2021, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fee rates charged and services provided by affiliated service providers. The Independent Directors also met in person with Counsel to the Independent Directors on May 24, 2021, during which time they conducted a review of substantial information from the Adviser and Sub-Advisers.

The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial conditions. The Directors also discussed and considered economies of scale and how the Adviser shared those economies with the Funds’ shareholders. The Board received and discussed information concerning BIM’s and each Sub-Adviser’s performance, the use of affiliated brokers to execute transactions, the use of soft dollars, best execution, portfolio manager compensation, and whether there are any other direct or indirect benefits received by the Adviser or the Sub-Advisers in managing the Funds. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received and considered materials and presentations throughout the course of the year relating to the investment management, performance and operation of the Funds.

The Directors determined that they had received adequate information to make a reasonable determination with respect to the approval of the Agreements. The Board considered information about BIM and the Sub-Advisers, the performance of the Funds and certain additional factors described above and below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, including in overseeing the service of, and in monitoring the performance of, each Sub-Adviser, as well as determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting the necessary searches and due diligence of prospective new sub-advisers. In this regard, the Board noted the information that it had received regarding the Adviser’s on-going due diligence with respect to each Sub-Adviser, including the Adviser’s review of, among other things, each Sub-Adviser’s investment process, compliance program and performance. The Board also took into account the various reports it received throughout the year regarding the activities and operation of various oversight and operations groups within the Adviser and its affiliates, such as External Managers Solutions Group, Internal Audit, Cybersecurity and Business Continuity, and Investment Risk Management. The Board also considered the role of the Pricing Committee in the valuation of the Funds’ portfolio instruments, including its role in determining fair values for securities pursuant to the Corporation’s Valuation Policies, as well as its role in selecting and monitoring pricing service providers and, foreign fair value service providers.

203

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) -
(Continued)	October 31, 2021

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds, both in connection with the Board’s annual review of the Investment Advisory Agreement and Sub-Advisory Agreements and at each Board meeting. The Board also noted that it received in-person reports from each Sub-Adviser on a rotating schedule. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s and its affiliates’ efforts to oversee the Funds’ other service providers, including those providing administrative, accounting and custodial services.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds against securities benchmarks as well as against a competitive group of similar funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board considered that for some Funds the investment strategy employed by the Fund was distinct from any securities benchmark and was different than that employed by other funds, making performance comparisons against benchmarks and industry peers less meaningful. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board generally placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board also considered the performance of the Funds in the context of whether the Funds were meeting the expectations of Bessemer clients invested in the Funds. In this regard, the Board considered that the Fixed Income Fund, Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund were designed as conservative investment products and that clients were most interested in capital preservation when investing in those particular Funds. As a result, the Board determined that the Fixed Income Fund, Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund appeared to be meeting their investment objectives even though some Funds may have underperformed their competitive peer groups during certain periods.

The Board considered the performance of the Adviser and each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts, if applicable, managed by the Adviser and Sub-Advisers. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds. In evaluating the Funds’ performance, the Board also considered the principal role of the Funds as part of the asset allocation strategy for client accounts maintained by Bessemer and its affiliates.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the applicable advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the Sub-Advisory Agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds. The Board also took into account the significant costs and risks assumed by the Adviser in connection with launching and maintaining the Funds, including entrepreneurial risks.

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts maintained by Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to All Cap Core Fund, Fixed Income Fund, California Municipal Bond

204

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Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) -
(Continued)	October 31, 2021

Fund, New York Municipal Bond Fund, Municipal Bond Fund and Credit Income Fund, and at $1.25 billion and $2.5 billion for the Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. The Board also noted other areas where each Fund may share in economies of scale, including through potential lower fees charged by third-party service providers based on the combined size of the Funds.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market their advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, including all of the Independent Directors, concluded that the fees payable under the Investment Advisory Agreement and Sub-Advisory Agreements were fair and reasonable with respect to the services that the Adviser and each Sub-Adviser provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

205

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Baillie Gifford Overseas Limited (Unaudited)
October 31, 2021

At a special meeting held on June 7, 2021, the Board of Directors, including the Independent Directors, unanimously approved a new Sub-Advisory Agreement among BIM, Baillie Gifford Overseas Limited (“Baillie Gifford”), and the Corporation on behalf of the Old West-bury Large Cap Strategies Fund (the “Fund”) (the “Sub-Advisory Agreement”). The Board noted that the fees payable to Baillie Gifford under the Sub-Advisory Agreement would be paid by the Adviser from the advisory fees that it receives from the Fund.

In approving the Sub-Advisory Agreement with Baillie Gifford, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the agreement was in the best interests of the Fund. The Board noted that it had received and reviewed substantial information regarding Baillie Gifford, and the services to be provided by Baillie Gifford to the Fund under the Sub-Advisory Agreement. This information, which included a detailed due diligence questionnaire from Baillie Gifford, as well as information concerning their organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board considered information about BIM and Baillie Gifford, the materials presented in advance of the Meeting, and in conjunction with the Board’s meeting on April 21, 2021, and other information provided by BIM and Baillie Gifford in reports and presentations throughout the year. The Board also noted that the Independent Directors had met in executive session with their Counsel and Counsel to the Corporation and had met with the Adviser to discuss the Adviser’s recommendation regarding Baillie Gifford’s appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreement and discussed materials and other information provided to them. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of the Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details certain of the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the Sub-Advisory Agreement.

(1) The nature, extent and quality of services to be provided by Baillie Gifford.

The Board considered the scope and quality of services to be provided by Baillie Gifford, including the fact that Baillie Gifford pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing Baillie Gifford’s portion of the Fund. The Board considered that Baillie Gifford serves as sub-adviser to another fund in the Corporation and took into account its history in managing that portfolio as well as its compliance, operational and trading capabilities. The Board also took into account the detailed information that it had reviewed earlier as it relates to Baillie Gifford in connection with its annual review of the Sub-Advisory Agreements for the existing funds in the Corporation. The Board considered the experience and skills of the investment personnel, the resources made available to such personnel and the organizational depth of Baillie Gifford.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Baillie Gifford were satisfactory.

(2) The performance of Baillie Gifford.

The Board considered the performance data provided by Baillie Gifford with respect to other accounts and determined that Baillie Gifford had demonstrated an ability to appropriately manage assets in the style expected to be used by Baillie Gifford in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

The Directors noted that the fee payable to Baillie Gifford under the Sub-Advisory Agreement would be paid entirely by the Adviser. The Directors reviewed the level of the proposed fee against benchmarks and peer comparisons. Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Baillie Gifford’s sub-advisory fee was fair and reasonable in light of the quality of services to be provided by Baillie Gifford.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted in this regard that BIM would bear Baillie Gifford’s sub-advisory fee and that the sub-advisory fee included breakpoints. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

206

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Baillie Gifford Overseas Limited (Unaudited) - (Continued)
October 31, 2021

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by the Adviser, Baillie Gifford, or their affiliates, from Baillie Gifford’s relationship with the Fund. The Board determined to monitor these matters and concluded that the proposed sub-advisory fee was reasonable in light of these fall-out benefits and other factors.

Conclusion

The Board, including all of the Independent Directors, concluded that the fee to be paid to Baillie Gifford under the Sub-Advisory Agreement was fair and reasonable with respect to the services that Baillie Gifford would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

207

Investment Adviser:

Bessemer Investment Management LLC
1271 Avenue of the Americas
New York, NY 10020
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public

Accounting Firm:
Ernst & Young LLP
One Manhattan West
New York, NY 10001

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

October 31, 2021

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414851

Cusip 680414406

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-AR2021)

(10/21)

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 13(a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has four audit committee financial experts serving on its audit committee and those persons (Patricia L. Francy, Alexander Ellis III, J. David Officer and R. Keith Walton) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $642,455 in 2021 and $704,463 in 2020.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $9,300 in 2021 and $9,000 in 2020. Fees for both 2021 and 2020 relate to the review of financial statement data incorporated in the Funds’ periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $307,523 in 2021 and $267,766 in 2020. Fees for both 2021 and 2020 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $46,400 in 2021 and $45,400 in 2020. Fees for both 2021 and 2020 relate to the review of holdings for the Funds’ affiliated custodian under Rule 17f-2.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before an auditor is engaged by the Funds to render audit services, the Audit Committee reviews and approves the engagement, including all related fees. The Audit Committee also reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Funds employ their auditor to render “permissible non-audit services” to the Funds, including all related fees. In addition, the Audit Committee reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, employ the Funds’ Auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Audit Committee considers whether the provision of such services does not impact the Auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $380,953 in 2021 and $360,175 in 2020.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date 1/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date 1/5/2022

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer (Principal Financial Officer)

Date 1/5/2022

*	Print the name and title of each signing officer under his or her signature.